PROSPECTUS

Vision Group of Funds

CLASS A SHARES

VISION INTERMEDIATE TERM BOND FUND
VISION PENNSYLVANIA MUNICIPAL INCOME FUND
VISION MANAGED ALLOCATION FUND--CONSERVATIVE GROWTH
VISION MANAGED ALLOCATION FUND--MODERATE GROWTH
VISION MANAGED ALLOCATION FUND--AGGRESSIVE GROWTH

CLASS A SHARES AND CLASS B SHARES

VISION SMALL CAP STOCK FUND
VISION INTERNATIONAL EQUITY FUND

Mutual fund shares are not bank deposits, not FDIC insured, not guaranteed and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Fund Goals, Strategies, Risks and Performance	1
What are the Funds' Fees and Expenses?	5
What are the Funds' Main Investments and Investment Techniques?	6
What are the Specific Risks of Investing in the Fund?	9
What Do Shares Cost?	11
How are the Funds Sold?	14
How to Purchase Shares	14
How to Redeem Shares	15
How to Exchange Shares	17
Account and Share Information	18
Who Manages the Funds?	19
Financial Information	20
NOVEMBER 8, 2000

Fund Goals, Strategies, Risks
and Performance

This Prospectus of the Vision Group of Funds (the "Trust") offers Class A Shares of five portfolios, including two Income Funds and three Managed Allocation Funds and Class A and Class B Shares of two Equity Funds . Under separate prospectuses, the Trust offers 11 other portfolios, including Class A Shares of four money market funds and three income funds, and Class A and Class B Shares of four equity funds. Vision Treasury Money Market Fund and Vision Money Market Fund offer Class S Shares under a separate prospectus. The following describes the investment goals (objectives), strategies and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

VISION INTERMEDIATE TERM BOND FUND

Investment Objective

The Vision Intermediate Term Bond Fund seeks current income with long-term growth of capital as a secondary objective.

Principal Investment Strategies

The Fund normally invests substantially all, but under normal market conditions no less than 65%, of its total assets in investment grade fixed income securities. These include bonds, debentures, notes, mortgage-backed and asset-backed securities, state, municipal or industrial revenue bonds, variable and floating rate securities, variable master demand notes, obligations issued or supported as to principal and interest by the U.S. Government or its agencies or instrumentalities and debt securities convertible into, or exchangeable for, common stocks. Unrated obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to eligible rated securities. The Fund will have a dollar-weighted average maturity of 3 to 10 years.

The Adviser selects securities based on current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall credit quality of the investment.

Risk/return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

VISION PENNSYLVANIA MUNICIPAL INCOME FUND

Investment Objective

The Vision Pennsylvania Municipal Income Fund seeks income exempt from both federal and Pennsylvania state income taxes, and preservation of capital.

Principal Investment Strategies

The Fund primarily invests in municipal securities issued by Pennsylvania and its local governments ("Pennsylvania Municipal Securities"), and in debt obligations issued by the government of Puerto Rico and other governmental entities whose debt obligations provide interest income exempt from federal and Pennsylvania state income taxes. The Fund is nondiversified, which means that it can invest a large percentage of its assets in a small number of issuers. The Fund expects that the dollar-weighted average maturity of its investments will be 3 to 10 years. The Fund invests in investment grade municipal securities.

During normal market conditions the Fund normally will invest at least:

  65% of its total assets in Pennsylvania municipal securities; and
  80% of its net assets in securities paying interest that is exempt from federal income tax but may be subject to the federal alternative minimum tax when received by certain shareholders.

Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

VISION MANAGED ALLOCATION FUNDS

Investment Objectives

The Vision Managed Allocation Fund--Conservative Growth seeks capital appreciation and income. The Vision Managed Allocation Fund--Moderate Growth seeks capital appreciation and, secondarily, income. The Vision Managed Allocation Fund--Aggressive Growth seeks capital appreciation.

Investment Strategies

Each Managed Allocation Fund seeks to achieve its objective by investing in a combination of underlying funds managed by the Adviser.

The underlying funds in which each Managed Allocation Fund may invest include Vision Funds' Institutional Prime Money Market Fund and U.S. Treasury Money Market Fund . Both the Institutional Prime Money Market Fund and Treasury Money Market Fund seek current income with liquidity and stability of principal by investing in high quality money market instruments. The Institutional Prime Money Market Fund and the Treasury Money Market Fund seek to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

The Vision Managed Allocation Fund--Conservative Growth currently plans to generally invest the largest proportion of its assets in Vision Funds that invest primarily in investment grade fixed income securities of various maturities. The Fund's remaining assets may be invested in shares of underlying Vision Funds that invest primarily in equity securities and in money market instruments.

The Fund currently plans to invest in shares of the following underlying Vision Funds within the percentage ranges indicated:

Asset Class	Investment Range (Percentage of the Managed Allocation Fund--Conservative Growth Assets)
Money Market Funds	5-50%
Institutional Prime Money Market Fund
Treasury Money Market Fund
Fixed Income Funds	35-70%
Institutional Limited Duration Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Securities Fund
Equity Funds	5-35%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund

The Vision Managed Allocation Fund--Moderate Growth generally invests at least 55% of its assets in Vision Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying Vision Funds that invest primarily in money market instruments.

The Fund currently plans to invest in shares of the following underlying Vision Funds within the percentage ranges indicated:

Asset Class	Investment Range (Percentage of the Managed Allocation Fund--Moderate Growth Assets)
Money Market Funds	5-45%
Institutional Prime Money Market Fund
Treasury Money Market Fund
Fixed Income Funds	15-50%
Institutional Limited Duration Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Securities Fund
Equity Funds	40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund

The Vision Managed Allocation Fund--Aggressive Growth currently plans to generally invest 70% to 100% of its assets in Vision Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in shares of underlying Vision Funds that invest primarily in fixed income securities and money market instruments.

The Fund currently plans to invest in shares of the following underlying Vision Funds within the percentage ranges indicated:

Asset Class	Investment Range (Percentage of the Managed Allocation Fund--Aggressive Growth Assets)
Money Market Funds	0-20%
Institutional Prime Money Market Fund
Treasury Money Market Fund
Fixed Income Funds	0-30%
Institutional Limited Duration Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Securities Fund
Equity Funds	70-100%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Core Fund
Large Cap Value Fund

VISION SMALL CAP STOCK FUND

Investment Objective

The Vision Small Cap Stock Fund seeks growth of capital.

Principal Investment Strategies

The Fund will invest substantially all, but under normal market conditions no less than 65%, of its total assets in common stocks and securities convertible into common stocks of companies with market capitalizations at the time of purchase under $2 billion. The Fund intends to invest 90% or more of its assets in common stocks and securities convertible to common stocks under normal market conditions. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges.

The Fund attempts to invest primarily in small-capitalization companies (although the Fund will invest to a lesser extent in mid-capitalization stocks) that its sub-adviser believes have demonstrated one or more of the following characteristics: strong growth, solid management, innovative products, and a steady revenue and earnings history. The sub-adviser emphasizes company specific factors rather than industry factors when deciding to buy or sell securities.

Total Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

VISION INTERNATIONAL EQUITY FUND

Investment Objective

The Vision International Equity Fund seeks long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Principal Investment Strategies

The Fund will invest substantially all, but under normal market conditions in no event less than 65%, of its total assets in equity or convertible securities in at least eight countries other than the United States. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East ("MSCI EAFE") Index® , the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The International Equity Fund Sub-Adviser's investment perspective for the Fund is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund's sub-adviser incorporate internal analysts' considerations of company management, competitive advantage, and each company's core competencies, to determine a stock's fundamental value, which is then compared to the stock's current market price.

Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

PRINCIPAL RISKS OF THE FUNDS

The Funds and the Shares offered by this prospectus are not deposits or obligations of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Each Managed Allocation Fund is also subject to affiliated persons risk. In managing the Managed Allocation Funds , the Advisor and Sub-Advisor will have the authority to select and substitute the underlying funds in which the Managed Allocation Funds will invest. The Adviser and sub-adviser are subject to conflicts of interest in allocating Fund assets among the various underlying funds both because the fees payable to it and/or its affiliates by some underlying funds are higher than the fees payable by other underlying funds and because the Adviser and sub-adviser and their affiliates are also responsible for managing the underlying funds. The Trustees and officers of the Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the underlying funds.

Risks	Intermediate Term Bond Fund	Pennsylvania Municipal Bond Fund	Managed Allocation Fund- Conservative Growth	Managed Allocation Fund- Moderate Growth	Managed Allocation Fund- Aggressive Growth	Small Cap Stock Fund	International Equity Fund
Stock Market Risks1			X	X	X	X	X
Risks Related to Investing for Growth2			X	X	X	X
Risks Related to Investing for Value3			X	X	X		X
Risks Related to Company Size4			X	X	X	X
Interest Rate Risks5	X	X	X
Credit Risks6	X	X	X	X
Call Risks7	X	X	X	X
Prepayment Risks8	X	X	X	X
Tax Risks9		X
Risks of Non-diversification10		X
Pennsylvania Investment Risks11		X
Risks of Foreign Investing12			X	X	X		X

1 The risk posed by the fact that the value of equity securities rise and fall.

2 Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

3 Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

4 The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.

5 The risk posed by the fact that prices of fixed income securities rise and fall in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa.

6 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

7 The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.

8 The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decrease in a rising interest rate environment. This adversely affects the value of these securities.

9 Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

10 Since this Fund is non-diversified, there is a risk that any one issuer may have a greater impact on the Fund's Share price and performance compared to that of a diversified fund.

11 These Funds emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

12 Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

What are the Funds' Fees and Expenses?

VISION GROUP OF FUNDS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class B Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment	Intermediate Term Bond Fund Class A	Pennsylvania Municipal Income Fund Class A	Managed Allocation Fund - Conservative Growth Class A	Managed Allocation Fund - Moderate Growth Class A	Managed Allocation Fund - Aggressive Growth Class A	Small Cap Stock Fund		International Equity Fund
						Class A	Class B	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	5.00%	5.00%	5.00%	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None	None	5.00%	None	5.00%

Expenses That are Deducted From Fund Assets (as a percentage of projected average net assets)
Management Fee[1]	0.70%	0.70%	0.25%	0.25%	0.25%	0.85%	0.85%	1.00%	1.00%
Distribution (12b-1) Fee[2]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.75%	0.25%	0.75%
Shareholder Services Fee[3]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses[4]	0.24%	0.32%	38.07%	8.40%	7.91%	0.28%	0.28%	0.56%	0.56%
Total Annual Fund Operating Expenses	1.44%	1.52%	38.82%	9.15%	8.66%	1.63%	2.13%	2.06%	2.56%
Total Waiver of Fund Expenses	0.73%	0.56%	37.82%	8.15%	7.66%	0.30%	0.00%	0.35%	0.10%
Total Annual Operating Expenses (After Waivers and Reimbursements)	0.71%	0.96%	1.00%	1.00%	1.00%	1.33%	2.13%	1.71%	2.46%
1 The Adviser expects to contractually waive a portion of the management fee. The management fee paid by Intermediate Term Bond Fund, Pennsylvania Municipal Income Fund, Managed Allocation Fund--Conservative Growth, Managed Allocation Fund--Moderate Growth, Managed Allocation Fund--Aggressive Growth and International Equity Fund will be 0.47%, 0.64%, 0.00%, 0.00%, 0.00% and 0.90%, respectively for a one year period starting from the commencement of the Funds' operation, which is anticipated to occur on or about December 18, 2000.
2 The Funds do not expect to pay or accrue the distribution (12b-1) fee for Class A Shares for a one year period starting from the commencement of the Funds' operation, which is anticipated to occur on or about December 18, 2000, pursuant to a contractual agreement with the distributor. If the Funds were to accrue or pay distribution (12b-1) fees, they would be able to pay up to 0.25% of each Fund's Class A Shares average daily net assets.
3 Pursuant to a contractual agreement between the shareholder services provider and the Funds, the Intermediate Term Bond Fund and Pennsylvania Municipal Income Fund will not pay or accrue the shareholder services fee during the period ending December 18, 2001 and the Small Cap Stock Fund Class A Shares will accrue and pay (after the contractual waiver) 0.20% for the period ending December 18, 2001. If the Funds were to accrue or pay shareholders services fees, they would be able to pay up to 0.25% of each Fund's Class A Shares average daily net assets.
4 In addition to the contractual advisory fee waiver stated in footnote 1, the Adviser expects to reimburse certain operating expenses pursuant to a contractual agreement so that Total Annual Operating Expenses expected to be paid by the Managed Allocation Fund--Conservative Growth, Managed Allocation Fund--Moderate Growth, and Managed Allocation Fund--Aggressive Growth will be 1.00% for a one year period starting from the commencement of the Funds' operation, which is anticipated to occur on or about December 18, 2000.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares	1 Year	3 Years
Intermediate Term Bond Fund	$519	$771
Pennsylvania Municipal Income Fund	$544	$822
Managed Allocation Fund--Conservative Growth	$597	$4,866
Managed Allocation Fund--Moderate Growth	$597	$1,887
Managed Allocation Fund--Aggressive Growth	$597	$1,826
Small Cap Stock Fund	$678	$990
International Equity Fund	$714	$1,107

Class B Shares	1 Year	3 Years
Small Cap Stock Fund
Expenses assuming redemption	$730	$1,211
Expenses assuming no redemption	$216	$667
International Equity Fund
Expenses assuming redemption	$762	$1,319
Expenses assuming no redemption	$249	$781

What are the Funds' Main Investments and Investment Techniques?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Municipal Securities

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre- payments from the underlying mortgages. As a result, the holders assume all the pre-payment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different pre-payment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser or sub-adviser.

The Funds' custodian will take possession of the securities subject to repurchase agreements. The Adviser or sub-adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

OTHER CONSIDERATIONS

Portfolio Turnover

The portfolio turnover rate for each Fund will be included in the Financial Highlights section of this prospectus once the Funds begin operations. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover rate may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which are taxable when distributed to shareholders.

Temporary Defensive Positions

Each Fund may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). In addition, the Intermediate Term Income Fund may hold money market instruments, including short-term debt securities issued or guaranteed by the U.S. Government or its agencies and securities of money market funds, and the Pennsylvania Municipal Bond Fund may hold taxable municipal obligations of other states, and taxable obligations. These strategies could prevent a Fund from achieving its investment objective and, if utilized by an equity fund, could reduce the Fund's return and affect its performance during a market upswing.

Other Types of Investments

This prospectus describes each Fund's principal investment strategies and the particular types of securities in which each Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies--and the risks involved--are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

Investment Ratings For Investment Grade Securities

The Adviser or sub-adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's or sub-adviser's credit assessment that the security is comparable to investment grade.

INVESTING IN SECURITIES OF OTHER
INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser or sub-adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's or sub-adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

RISKS OF NON-DIVERSIFICATION

Since the Pennsylvania Municipal Income Fund is non-diversified, there is a risk that any one issuer may have a greater impact on the Fund's Share price and performance compared to that of a diversified fund.

PENNSYLVANIA INVESTMENT RISKS

The Pennsylvania Municipal Income Fund emphasizes investments in Pennsylvania and is more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania Exempt Securities in the Pennsylvania Municipal Income Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser and sub-adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds offer Class A Shares. Only the Vision Small Cap Stock Fund and Vision International Equity Fund offer Class B Shares. The differences between the two classes relate to the timing and amount of asset based sales charge an investor bears directly or indirectly as a shareholder. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). The Class B Shares of the Vision Small Cap Stock Fund and Vision International Equity Fund do not charge front-end sales charges.

The value of Shares of the Funds is generally determined based upon the market value of portfolio securities. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If an Equity Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange Shares.

NAV for the Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Each Fund's current NAV and/or public offering price may be found in the mutual funds section of certain local newspapers under Vision Funds.

The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

The maximum front-end sales charge that you will pay on an investment in Class A Shares is 5.50% on the Equity Funds, 5.00% on the Asset Allocation Funds, and 4.50% on the Income Funds. The Class B Shares have no front-end sales charge. The maximum contingent deferred sales charge you will pay (at the time of redemption) on Class B Shares is 5.00%. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE--CLASS A SHARES

Class A Shares of Vision Small Cap Stock Fund and Vision International Equity Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

Class A Shares of Vision Managed Allocation Fund--Conservative Growth, Vision Managed Allocation Fund--Moderate Growth and Vision Managed Allocation Fund--Aggressive Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

Class A Shares of Intermediate Term Bond Fund and Pennsylvania Municipal Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	3.00%	3.09%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

The sales charge at purchase may be reduced by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
  -- by you, your spouse, and your children under age 21; or
  -- of the same share class of two or more Vision Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a Letter of Intent (LOI) to purchase a specific dollar amount of Shares within 13 months (call your investment professional or see the Fund's purchase application for more information).

The sales charge may be eliminated when you purchase Shares:

  within 90 days of redeeming Shares of an equal or lesser amount of the redemption;
  within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;
  by exchanging Shares from the same share class of another Vision Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;

  as a current or retired Trustee, Director or employee of the Fund, the Adviser, the Distributor, the sub-adviser and their affiliates, and the immediate family members of these individuals;

  as an employee of a dealer which has a selling group agreement with the Distributor;
  as an investor referred by any sub-adviser to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., or M&T Bank's Mutual Fund Services at the time of purchase. If the Distributor or Mutual Fund Services is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM--CLASS B SHARES

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), as follows:

Shares Held Up To:	CDSC
1 year	5.00%
2 years	4.00%
3 years	3.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

You will not be charged a CDSC when redeeming Class B Shares:

  purchased with reinvested dividends or capital gains;
  you reinvested within 90 days of a previous redemption;
  that you exchanged into the same share class of another Vision Fund where the Shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled, as defined by the IRS;

  of Shares held by Trustees, Directors, employees, and sales representatives of the Funds, the Distributor, or affiliates of the Funds or Distributor, employees of any investment professional that sells Shares of the Funds pursuant to a sales agreement with the Distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons;

  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through such entities;
  if the redemption qualified under the Systematic Withdrawal Program;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held Class B shares of other Vision Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?

Vision Small Cap Stock Fund and Vision International Equity Fund offer two share classes: Class A Shares and Class B Shares. Vision Intermediate Term Bond Fund, Vision Pennsylvania Municipal Income Fund, Vision Managed Allocation Fund--Conservative Growth, Vision Managed Allocation Fund--Moderate Growth and Vision Managed Allocation Fund--Aggressive Growth offer one share class: Class A Shares. Each class represents interests in a single portfolio of securities.

This prospectus relates to both Class A Shares and Class B Shares. Each share class has different sales charges and other expenses, which affect their performance.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor for the sale and distribution of the Funds' Class A and Class B Shares. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Adviser, a sub-adviser, their affiliates or investment professionals for commissions advanced on the sale of Class B Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

SHAREHOLDER SERVICES

The Funds have adopted a Shareholder Services Plan on behalf of each class of Shares, which is administered by Federated Administrative Services. M&T Bank acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

How to Purchase Shares

You may purchase Shares through M&T Bank, M&T Securities, Inc., or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

Payment may be made by check or federal funds wire or by debiting your account at M&T Bank or any of its affiliate banks.

Purchase orders for the Funds must be received by 4:00 p.m. (Eastern time) in order to receive that day's closing NAV. Purchase orders through Automated Clearing House (ACH) must be received by 3:00 p.m. (Eastern time). For settlement of an order to occur, payment must be received on the next business day following the order.

Where a Fund offers more than one Share Class and you do not specify the Class choice on your form of payment, you automatically will receive Class A Shares.

The Funds reserve the right to reject any purchase request. The Funds do not issue share certificates.

THROUGH M&T BANK

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368).

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. (M&T Securities) call (800) 724-5445.

THROUGH AN AUTHORIZED DEALER

Contact your Authorized Dealer for specific instructions on how to purchase Shares.

PAYMENT BY CHECK

To purchase Shares of the Funds for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

Vision Group of Funds
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

PAYMENT BY WIRE

You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds' bank through the Federal Reserve System. Wire orders will only be accepted on days on which the Funds, M&T Bank and the Federal Reserve wire system are open. Some financial institutions may charge a fee for wire services.

Call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day. Some financial institutions may charge a fee for wire services.

PAYMENT BY BANK ACCOUNT TRANSFER

To purchase Shares of the Funds by transferring money from your bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks.

To place an order, call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account on the next business day.

Your purchase of Shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

THROUGH AN EXCHANGE

You may purchase Shares of the Funds through an exchange from the same Share class of another Vision Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Vision Pennsylvania Municipal Income Fund is generally not appropriate for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax adviser.

How to Redeem Shares

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut off times, less any applicable CDSC. Shares may be redeemed directly from the Funds by telephone or by mail.

BY TELEPHONE

To redeem Shares by telephone, call M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368). The proceeds will be wired to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank account that is a member of the Federal Reserve System. Redemptions by wire can only be made on days the Federal Reserve wire system, M&T Bank and the Funds are open for business.

If you call before 4:00 p.m. (Eastern time) you will receive a redemption amount based on that day's NAV. The proceeds of your redemption request will be wired to your account the next business day.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone/wire redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call M&T Bank's Mutual Fund Services for authorization forms.

M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection.

Shareholders who accept the telephone redemption service authorize the Vision Group of Funds and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

You may redeem Shares by sending your written request to:

Vision Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

Your written request must include your name, the Fund's name and share class, your account number, and the Share or dollar amount you wish to redeem. Please call M&T Bank's Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.

Normally, a check for the proceeds is mailed within one business day but in no event more than seven business days, after receipt of a proper written redemption request.

ADDITIONAL CONDITIONS

Signature Guarantees

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by mail are normally mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAMS

Class A Shares

You may automatically redeem Class A Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.

Class B Shares

A CDSC will not be charged on SWP redemptions of Class B Shares if:

  Shares redeemed are 12% or less of the account value in a single year;
  the account is at least one year old;
  all dividends and capital gains distributions are reinvested; and
  the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

How to Exchange Shares

You may exchange Shares of a Fund for the same share class of another Vision Fund at the NAV next determined after the Funds receive the exchange in proper form.

In order to exchange Shares you must:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account into the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call M&T Bank's Mutual Fund Services at (800) 836-2211.

CLASS A SHARE EXCHANGES

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV.

If you paid a sales charge once (included Shares acquired through reinvestment of dividends and capital gains) you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge

If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains.

CLASS B SHARE EXCHANGES

You may exchange Class B Shares from one Fund to another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds' management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder, limit the number of exchanges allowed, and may bar that shareholder from purchasing other Vision Funds.

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in Buffalo, (716) 635-9368).

Exchange instructions must be received by M&T Bank's Mutual Fund Services and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call M&T Bank's Mutual Fund Services for authorization forms.

Shareholders who accept the telephone exchange service authorize the Vision Funds and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, the shareholder may be liable for losses due to unauthorized or fraudulent telephone transactions.

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

Vision Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

All written requests must include your name, the Fund's name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

SYSTEMATIC EXCHANGE PROGRAM

You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Exchange Program, call M&T Bank's Mutual Fund Services at (800) 836-2211.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Fund	Dividends Declared/ Dividends Paid
Income Funds	Monthly/Monthly
Equity Funds	Quarterly/Quarterly
International Equity Fund	Annually/Annually

Dividends (if any) are paid to shareholders invested in a Fund on the record date.

In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions for the Vision Small Cap Stock Fund, Vision International Equity Fund, Vision Managed Allocation Fund--Conservative Growth, Vision Managed Allocation Fund--Moderate Growth andVision Managed Allocation Fund--Aggressive Growth are expected to be primarily capital gains. Fund distributions for the Vision Intermediate Term Income Fund are expected to be primarily dividends.

The Vision Pennsylvania Municipal Income Fund anticipates that substantially all of its income dividends will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends may be taxable, such as any dividends that are derived from occasional taxable investments, and any distributions of short and long-term capital gains.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Pennsylvania Municipal Income Fund generally will not be deductible for federal income tax purposes. Also, if you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

You should note that a portion of the exempt-interest dividends paid by the Vision Pennsylvania Municipal Income Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Shareholders will not be subject to Pennsylvania Personal Income Tax on distributions from the Vision Pennsylvania Municipal Income Fund attributable to interest income from Pennsylvania Exempt Securities or from obligations of the United States, its territories and certain of its agencies and instrumentalities ("Federal Exempt Securities," and, together with Pennsylvania Municipal Securities, called "Exempt Securities"). However, Pennsylvania personal income tax will apply to distributions to Pennsylvania shareholders from the Vision Pennsylvania Municipal Income Fund attributable to gain realized on the disposition of any investment, including Exempt Securities, or to interest income from investments other than Exempt Securities. Pennsylvania shareholders also will be subject to the Pennsylvania personal income tax on any gain they realize on the disposition of shares in the Vision Pennsylvania Municipal Income Fund .

Distributions attributable to interest from Exempt Securities are not subject to the Philadelphia School District Net Income Tax. However, for Philadelphia residents, distributions attributable to gain from the disposition of Exempt Securities are subject to the Philadelphia School District Net Income Tax, except that distributions attributable to gain on any investment held for more than six months are exempt. A shareholder's gain on the disposition of shares in the Vision Pennsylvania Municipal Income Fund that he or she has held for more than six months will not be subject to the Philadelphia School District Net Income Tax.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, M&T Bank. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14240.

The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of December 31, 1999, M&T Bank had over $4.8 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 1999, M&T Bank managed $1.8 billion in net assets of money market funds and $244.9 million in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

Fund Name	Advisory Fee
Vision Intermediate Term Bond Fund	0.70%
Vision Pennsylvania Municipal Income Fund	0.70%
Vision Managed Allocation Funds	0.25%
Vision Small Cap Stock Fund	0.85%
Vision International Equity Fund	1.00%

The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

SUB-ADVISERS

The Adviser has entered into a Sub-Advisory Agreement with Martindale Andres & Company, Inc. ("Martindale"), Four Falls Corporate Center, Suite 200, West Conshohocken, Pennsylvania 19428, which subadvises the Small Cap Stock Fund . Martindale is also a wholly-owned subsidiary of the Adviser. Martindale was organized in 1989 and was acquired by the Adviser in October, 2000. Subject to the supervision of the Adviser and the Board of Trustees of the Funds and in accordance with the investment objective and restrictions of each Fund, Martindale manages the Small Cap Stock Fund , makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains each such Fund's records relating to such purchases and sales. For its services, Martindale receives from the Adviser a fee based on a percentage of the Small Cap Stock Fund's average daily net assets.

The Adviser has entered into a Sub-Advisory agreement with Brinson Partners, Inc., 209 South LaSalle Street, Chicago, Illinois 60604 ("Brinson"), which subadvises the International Equity Fund . Brinson is a wholly owned subsidiary of UBS AG. Brinson was organized in 1989 and was acquired by Swiss Bank Corporation, a predecessor company of UBS AG. Subject to the supervision of the Adviser and the Board of Trustees of the Funds and in accordance with the investment objective and restrictions of the International Equity Fund , Brinson manages the International Equity Fund , makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales. For its services, Brinson receives a fee from the Adviser based on a percentage of the International Equity Fund's average daily net assets.

PORTFOLIO MANAGERS

William C. Martindale, Jr. is responsible for the day-to-day management of the Small Cap Stock Fund's portfolio and has over 25 years of equity investment experience. Mr. Martindale also managed the predecessor collective investment fund and common trust fund to the Small Cap Stock Fund since July 1, 1994. Mr. Martindale co-founded Martindale in 1989 and serves as its Chief Investment Officer. Prior to 1989, Mr. Martindale served in various investment-related capacities with Dean Witter Reynolds.

Robert J. Truesdell co-manages the Intermediate Term Bond Fund . In addition to his responsibilities with respect to this Fund, Mr. Truesdell manages individual investment accounts and oversees the investment activities of M&T Bank's money market and fixed income products as well as the money market funds in the Vision Group of Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. Mr. Truesdell holds an MBA in Accounting from the State University of New York at Buffalo.

Colleen M. Marsh is the co-portfolio manager for both the Intermediate Term Bond Fund's portfolio and Pennsylvania Municipal Income Fund's portfolio. She joined M&T Bank as a Vice President in October 2000. Additionally, Ms. Marsh is a senior portfolio manager in the fixed income division of Martindale. She has over 12 years of experience managing fixed income portfolios and funds for clients. She spent the first 10 years of her investment management career with Keystone Financial, Inc. ("Keystone"), and has managed the Intermediate Term Income Fund (a predecessor CIF to the Intermediate Term Income Fund ) for Keystone over this time period.

Mark Tompkins is a co-portfolio manager of the Pennsylvania Municipal Income Fund's portfolio. He is a Senior Portfolio Manager in M&T Capital Advisors Group. He is responsible for managing fixed income portfolios and the trading of fixed income securities for trust accounts. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

The Managed Allocation Funds are managed by Thomas R. Pierce and Mark Stevenson. Mr. Pierce is a Vice President with M&T Bank. He joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago. Mr. Stevenson is a Chartered Financial Analyst. He is a Vice President with M&T Bank. Additionally, Mr. Stevenson has been with Martindale since 1990, and for the past five years has managed retirement plan and personal trust assets for the clients of Martindale.

Brinson's Global Equity Committee is responsible for the day-to-day management of the International Equity Fund's portfolio. The Global Equity Committee is co-chaired by Richard Carr, Managing Director, who has more than 34 years experience in the investment industry, and Jeff Diermeier, Managing Director, who has more than 24 years experience in the investment industry.

Financial Information

FINANCIAL HIGHLIGHTS

Each Fund's fiscal year end is April 30. As this is the Funds' first fiscal year, financial information is not yet available.

Vision Intermediate Term
Bond Fund

CLASS A SHARES

Vision Pennsylvania
Municipal Income Fund

CLASS A SHARES

Vision Managed Allocation
Fund - Conservative Growth

CLASS A SHARES

Vision Managed Allocation
Fund - Moderate Growth

CLASS A SHARES

Vision Managed Allocation
Fund - Aggressive Growth

CLASS A SHARES

Vision Small Cap
Stock Fund

CLASS A SHARES AND CLASS B SHARES

Vision International
Equity Fund

CLASS A SHARES AND CLASS B SHARES

NOVEMBER 8, 2000

A Statement of Additional Information (SAI) dated November 8, 2000 is incorporated by reference into this Prospectus. Additional information about each Fund's investments is available in the Funds' SAI and, after the Funds have begun operations, in their Annual and Semi-Annual Reports to shareholders. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

SEC File No. 811-5514
Cusip 92830F752
Cusip 92830F745
Cusip 92830F737
Cusip 92830F729
Cusip 92830F711
Cusip 92830F695
Cusip 92830F687
Cusip 92830F679
Cusip 92830F661

25923 (11/00)

                              VISION GROUP OF FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 8, 2000

================================================================================

                       VISION INTERMEDIATE TERM BOND FUND

                                 CLASS A SHARES

                   VISION PENNSYLVANIA MUNICIPAL INCOME FUND

                                 CLASS A SHARES

              VISION MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH

                                 CLASS A SHARES

                VISION MANAGED ALLOCATION FUND - MODERATE GROWTH

                                 CLASS A SHARES

               VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH

                                 CLASS A SHARES

                           VISION SMALL CAP STOCK FUND

                        CLASS A SHARES AND CLASS B SHARES

                        VISION INTERNATIONAL EQUITY FUND

                        CLASS A SHARES AND CLASS B SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the Prospectus for the Funds dated November 8, 2000.

 Obtain the Prospectus without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).

CONTENTS

================================================================================
HOW ARE THE FUNDS ORGANIZED?                                              2
SECURITIES IN WHICH THE FUNDS INVEST                                      2
NVESTMENT LIMITATIONS                                                    27
DETERMINING MARKET VALUE OF SECURITIES                                   29
WHAT DO SHARES COST?                                                     29
HOW ARE THE FUNDS SOLD?                                                  31
EXCHANGING SECURITIES FOR SHARES                                         31
SUBACCOUNTING SERVICES                                                   32
REDEMPTION IN KIND                                                       32
ACCOUNT AND SHARE INFORMATION                                            32
TAX INFORMATION                                                          32
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?                          33
HOW DO THE FUNDS MEASURE PERFORMANCE?                                    36
INVESTMENT RATINGS                                                       41
ADDRESSES                                                   BACK COVER PAGE

CUSIP 92830F752

          92830F745
          92830F737
          92830F729

         92830F711
         92830F695
         92830F687
         92830F679

        92830F661
25925 (11/00)

================================================================================

HOW ARE THE FUNDS ORGANIZED?

Each Fund is a diversified portfolio of Vision Group of Funds (Trust) except for
Vision Pennsylvania Municipal Income Fund which is a non-diversified portfolio of the Trust. The Trust is an open-end, management investment company that was established as a trust under the laws of the State of Delaware on August 11,
2000. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established two classes of shares of the
Funds, known as Class A Shares and Class B Shares (Shares). This SAI relates to both classes of Shares. All Funds offer Class A Shares. Only Vision Small Cap
Stock Fund and Vision International Equity Fund offer Class B Shares. The Funds'
investment adviser is Manufacturers and Traders Trust Company (M&T Bank)
(Adviser). The sub-adviser for the International Equity Fund is Brinson
Partners, Inc. and the sub-adviser for the Small Cap Stock Fund is Martindale
Andres & Company, Inc.

SECURITIES IN WHICH THE FUNDS INVEST

================================================================================
In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal.

VISION INTERMEDIATE TERM BOND FUND

The investment objectives of the Bond Fund are current income with long-term growth of capital as a secondary objective. Under normal market conditions, the
Bond Fund will invest substantially all, but under such conditions in no event less than 65%, of its total assets in investment grade fixed income securities of all types, including variable and floating rate securities and variable amount master demand notes. A portion of the Bond Fund (but under normal market conditions no more than 35% of its total assets) may be invested in securities of other investment companies, preferred stocks and, for cash management purposes, Short-Term Obligations (as described above), and the Bond Fund may engage in other investment techniques described below. Fixed income securities include bonds, debentures, notes, mortgage-backed and asset-backed securities, state, municipal or industrial revenue bonds, obligations issued or supported as to principal and interest by the U.S. Government or its agencies or instrumentalities ("Government Obligations") and debt securities convertible into, or exchangeable for, common stocks. In addition, a portion of the Bond
Fund may from time to time be invested in participation certificates in pools of mortgages issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Bond Fund may invest up to 100% of its total assets in
Short-Term Obligations and cash when deemed appropriate for temporary defensive purposes as determined by its Sub-Advisor to be warranted due to current or anticipated market conditions. However, to the extent that the Bond Fund is so invested, it may not achieve its investment objectives.

Under normal market conditions, the Bond Fund expects to invest primarily in
Government Obligations, mortgage-backed securities and in debt obligations of
United States corporations. The Bond Fund also intends that, under normal market conditions, its portfolio will maintain a dollar-weighted average maturity of three to ten years.

The Bond Fund expects to invest in a variety of U.S. Treasury obligations, differing in their interest rates, maturities, and times of issuance, and other
Government Obligations. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association
("GNMA") and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal
National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage
Corporation ("FHLMC"), are supported only by the credit of the instrumentality.
No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Bond Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

The Bond Fund also expects to invest in bonds, notes and debentures of a wide range of U.S. corporate issuers. Such obligations may be secured or unsecured promises to pay and will in most cases differ in their interest rates, maturities and times of issuance.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

The Bond Fund invests primarily in debt securities which are rated at the time of purchase within the four highest rating groups assigned by one or more appropriate NRSROs or, if unrated, which the Fund's Sub-Advisor deems to be of comparable quality to securities so rated. Securities within the fourth highest rating group are considered by Moody's Investors Service, Inc. ("Moody's") to have some speculative characteristics, and while interest payments and principal security appears adequate for the present, such securities lack certain protective elements or may be characteristically unreliable over any great period of time. For a description of the rating symbols of the NRSROs, see the
Appendix to the Statement of Additional Information.

The Bond Fund may also invest in U.S. dollar denominated international bonds for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Eurodollar Bonds"), and in
Canadian Bonds and bonds issued by institutions organized for a specific purpose, such as the World Bank and the European Economic Community, by two or
more sovereign governments ("Supranational Agency Bonds").

MORTGAGE-BACKED SECURITIES. The Bond Fund also invests in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by nongovernmental entities which are rated, at the time of purchase, within the four highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which its Sub-Advisor deems to be of comparable quality to securities so rated. There are currently three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S.
Government or one of its agencies or instrumentalities, such as GNMA, FNMA and
FHLMC; (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S.
Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

Such mortgage-backed securities may have mortgage obligations directly backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date.

As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. In addition, prepayment rates will be used to determine a security's estimated average life and the Bond Fund's dollar-weighted average portfolio maturity. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligations are repaid. The opposite is true for pass-through securities purchased at a discount. The Bond Fund may purchase mortgage-related securities at a premium or a discount. Reinvestment of principal payments may occur at higher or lower rates than the original yield on such securities. Due to the prepayment feature and the need to reinvest payments and prepayments of principal at current rates, mortgage-related securities can be less effective than typical bonds of similar maturities at maintaining yields during periods of declining interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Bond Fund may also acquire collateralized mortgage obligations or "CMOs" and stripped mortgage-backed securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA,
FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively referred to as "Mortgage Assets"). Payments of principal or interest on the Mortgage
Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs. CMOs may be issued by agencies or instrumentalities of the
U.S. Government or by private originators of, or investors in, mortgage loans.

IOS AND POS. Stripped mortgage-backed securities are securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities)
receive the principal portion. Stripped mortgage-backed securities may be issued by U.S. Government agencies or by private issuers, such as mortgage banks, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the
PO is lengthened and the yield to maturity is reduced.

The Bond Fund may purchase stripped mortgage-backed securities for hedging purposes to protect the Bond Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. If the Income Fund purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Bond Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. No more than 10% of the Bond Fund's total assets will be invested in IOs and in POs.

ASSET-BACKED SECURITIES. Asset-backed securities are similar to mortgage-backed securities except that instead of using mortgages to collateralize the obligations, a broad range of other assets may be used as collateral, primarily automobile and credit card receivables and home equity loans. Such receivables and loans are securitized in pass-through structures similar to the mortgage pass-through or pay-through structures described above.

Certain debt securities such as, but not limited to, mortgage-backed securities,
CMOs and asset-backed securities, as well as other securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond
Fund's dollar-weighted average maturity, the effective maturity of such securities will be used.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes in which the Bond Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and that provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Bond Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the
Bond Fund may demand payment of principal and accrued interest at any time.
While the notes are not typically rated by NRSROs, the Fund's Adviser must determine them to be of comparable credit quality to commercial paper in which the Bond Fund could invest. The Fund's Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

INTEREST RATE SWAPS. The Intermediate Term Bond Fund may engage in interest rate swaps in order to attempt to protect its investments from interest rate fluctuations. The Intermediate Term Bond Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange of the Intermediate Term Bond Fund with another party of their respective rights to receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Intermediate Term Bond Fund holds an interest paying security whose interest rate is reset once a year, it may swap the right to receive at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Intermediate Term
Bond Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

The Intermediate Term Bond Fund will enter into interest rate swaps only on a net basis (i.e., the two payments streams will be netted out, with the
Intermediate Term Bond Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the
Intermediate Term Bond Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid high grade debt securities having an aggregate net asset value at least equal to the accrued excess, will be maintained in a segregated account by the Intermediate Term Bond Fund's custodian bank.

The use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions.
If the Intermediate Term Bond Fund Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Intermediate Term Bond Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the
Intermediate Term Bond Fund's risk of loss consists of the net amount of interest payments that the Intermediate Term Bond Fund is contractually entitled to receive.

VISION PENNSYLVANIA MUNICIPAL INCOME FUND

The investment objectives of the Pennsylvania Income Fund are income which is exempt from federal income tax and Pennsylvania state income tax, although such income may be subject to the federal alternative minimum tax when received by shareholders, and preservation of capital. Under normal market conditions, at least 80% of the net assets of the Pennsylvania Income Fund are invested in a portfolio of debt obligations consisting of bonds, notes, commercial paper and certificates of indebtedness, issued by or on behalf of the Commonwealth of
Pennsylvania, or any county, political subdivision or municipality thereof
(including any agency, board, authority or commission of any of the foregoing), the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and Pennsylvania income taxes (but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax)
("Pennsylvania Exempt Securities") and in debt obligations issued by the
Government of Puerto Rico and such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal and Pennsylvania state income taxes (but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax) (together, with Pennsylvania Exempt Securities, called "Exempt
Securities"). In addition, under normal market conditions, at least 65% of the
Fund's net assets are invested in Pennsylvania Exempt Securities. As a matter of fundamental policy, under normal market conditions, at least 80% of the net assets of the Fund are invested in securities, the interest on which is exempt from federal income tax but may be subject to the federal alternative minimum tax when received by certain Shareholders. To the extent such securities are not
Pennsylvania Exempt Securities, the income therefrom may be subject to
Pennsylvania income taxes. With respect to the Fund's objective of preserving capital, the Adviser will attempt to protect principal value in a rising interest rate environment and enhance principal value in a declining interest rate environment.

The two principal classifications of Exempt Securities which may be held by the
Pennsylvania Income Fund are "general obligation" securities and "revenue"
securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

The Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

The Fund invests in Exempt Securities which are rated at the time of purchase within the four highest rating groups assigned by one or more NRSROs for bonds and within the two highest rating groups for notes, tax-exempt commercial paper, or variable rate demand obligations, as the case may be. The Fund may also purchase Exempt Securities which are unrated at the time of purchase but are determined to be of comparable quality by its Adviser. The applicable Exempt
Securities ratings are described in the Appendix to this Statement of Additional
Information. Securities within the fourth highest rating group are considered by
Moody's to have some speculative characteristics, and while interest payments and principal security appears adequate for the present, such securities lack certain protective elements or may be characteristically unreliable over any great period of time.

The Fund expects to maintain a dollar-weighted average portfolio maturity of three to ten years. Within this range, the Fund's Adviser may vary the average maturity substantially in anticipation of a change in the interest rate environment. There is no limit as to the maturity of any individual security.

The Fund may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of its Adviser, suitable Exempt
Securities are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income.

OTHER INVESTMENTS. Under normal market conditions, at least 80% of the net assets of the Fund will be invested in Exempt Securities. However, up to 20% of the net assets of the Fund may be invested in municipal obligations of other states, and any political subdivision, county or municipality thereof, which are not Exempt Securities and in taxable obligations if, for example, suitable
Exempt Securities are unavailable or for cash management purposes. In addition, the Fund may invest up to 100% of its assets in such securities when deemed appropriate for temporary defensive purposes as determined by the Fund's Adviser to be warranted due to market conditions. Such taxable obligations consist of
Government Obligations and Short-Term Obligations (as described above). Under such circumstances and during the period of such investment, the Fund may not achieve its stated investment objectives.

The Fund has no limit to the extent that it may invest its net assets in Exempt
Securities, the interest income from which may be treated as a preference item for purposes of the federal alternative minimum tax. To the extent the Fund invests in these securities, individual Shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these bonds.

Opinions relating to the validity of Exempt Securities and to the exemption of interest thereon from federal and Pennsylvania state income taxes are normally rendered by bond counsel to the respective issuers at the time of issuance.
Neither the Fund nor the Adviser will review the proceedings relating to the issuance of Exempt Securities or the basis for such opinions.

FLOATING AND VARIABLE RATE SECURITIES AND ZERO COUPON SECURITIES. Exempt
Securities purchased by the Fund may include rated and unrated variable and floating rate obligations the interest on which is tax-exempt. The Fund may also invest in zero coupon securities. Such securities are more fully described below under "Risk Factors and Investment Techniques."

The Fund may also purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the
Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Exempt Securities. The
Fund's Adviser will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the Fund's portfolio.

PARTICIPATION INTERESTS. The Fund may purchase from financial institutions participation interests in Exempt Securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Exempt Security in the proportion that the
Fund's participation interest bears to the total principal amount of the Exempt
Security. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Trustees has determined meets the prescribed quality standards for banks in whose securities the Fund may invest, or the payment obligation otherwise will be collateralized by Government Obligations. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days'
notice, for all or any part of the Fund's participation interest in the Exempt
Security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the
Exempt Security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

CUSTODIAL RECEIPTS. The Fund may purchase custodial receipts representing the right to receive certain future principal and interest payments on Exempt
Securities which underlie the custodial receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of Exempt Securities deposits such obligations with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Exempt Securities. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. This class' interest rate generally is expected to be below the coupon rate of the underlying Exempt Securities and generally is at a level comparable to that of an Exempt Security of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, but in this case inversely to changes in the rate of interest of the first class. If the interest rate on the first class exceeds the coupon rate of the underlying
Exempt Securities, its interest rate will exceed the rate paid on the second class. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Exempt Securities. The value of the second class and similar securities should be expected to fluctuate more than the value of an Exempt Security of comparable quality and maturity and their purchase by the Fund should increase the volatility of its net asset value and, thus, its price per share. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, Exempt Securities having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or a floor.

The Fund may use one or more of the investment techniques described in "Other
Investment Policies and Risk Considerations" below. Use of such techniques may cause the Fund to earn income which would be taxable to its shareholders.

VISION MANAGED ALLOCATION FUNDS

The allocation of each Managed Allocation Fund's assets among the Underlying
Funds will initially be made by the Fund's Adviser within the percentage ranges set forth in the prospectus. However, the particular Underlying Fund in which each Managed Allocation Fund may invest, the allocation ranges, and the investments in each Underlying Fund may be changed from time to time without shareholder approval. The Adviser will make allocation decisions according to its outlook for the economy, financial markets, and relative market valuation of the Underlying Funds.

Each Managed Allocation Fund's net asset value will fluctuate with changes in the value of the Underlying Funds in which they invest. Each Managed Allocation
Fund's investment return is diversified by its investment in the Underlying
Funds.

To the extent a Managed Allocation Fund or the Underlying Funds are engaged in a temporary defensive position, they will not be pursuing their investment objective.

The investments of the Managed Allocation Funds are concentrated in the
Underlying Funds, so each Managed Allocation Fund's performance is directly related to the performance of the Underlying Funds.

VISION SMALL CAP STOCK FUND

The investment objective of the Small Cap Stock Fund is growth of capital. Any income earned by the Small Cap Stock Fund will be incidental to its overall objective of growth of capital. Under normal market conditions, the Small Cap
Stock Fund will invest substantially all, but under such conditions in no event less than 65%, of its total assets in common stocks and securities convertible into common stocks of companies with market capitalizations ranging between $100 million and $5 billion. Under normal market conditions, the Small Cap Stock Fund intends to operate with a fully invested philosophy, E.G., the Small Cap Stock
Fund will generally invest 90% or more of its assets in common stocks and securities convertible into common stocks.

The Small Cap Stock Fund invests in high quality small capitalization companies that its Sub-Advisor believes have demonstrated one or more of the following characteristics: (1) strong management team with an ownership stake in the business; (2) solid revenue and earnings history; (3) unique position in the company's targeted market; (4) innovative products and solid new product distribution channels; and (5) solid balance sheet. In addition, the Sub-Advisor attempts to invest in companies that are selling at earnings multiples which the
Sub-Advisor believes to be less than their expected long-term growth rate. The
Fund may also invest to a lesser extent in mid capitalization companies.

The Fund's Sub-Advisor employs a "bottom-up" approach in its security selection process. A "bottom-up" approach emphasizes company specific factors rather than industry factors when making buy/sell decisions. As a result of this approach, the Fund's Sub-Advisor does not utilize a sector neutral strategy. The
Sub-Advisor does not seek to have the Small Cap Stock Fund have representation in all economic sectors; therefore, the Small Cap Stock Fund's sector weightings may be overweighted and/or underweighted relative to its appropriate peers and/or benchmarks.

For purposes of the foregoing, securities convertible into common stocks include convertible bonds, convertible preferred stock, options and rights. The securities purchased by the Small Cap Stock Fund are generally traded on established U.S. markets and exchanges, although as discussed below, the Small
Cap Stock Fund may invest in restricted or privately placed securities. Under normal market conditions, the Small Cap Stock Fund may also invest up to 35% of its total assets in warrants, foreign securities through sponsored ADRs, securities of other investment companies and REITs, cash and Short-Term
Obligations and may engage in other investment techniques described below.

VISION INTERNATIONAL EQUITY FUND

The investment objective of the International Equity Fund is capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities. Under normal market conditions, the International Equity Fund will invest substantially all, but under such conditions in no event less than 65%, of its total assets in equity securities of companies domiciled outside the
United States. That portion of the Fund not invested in equity securities is, in normal circumstances, invested in U.S. and foreign government securities, high-grade commercial paper, certificates of deposit, foreign currency, bankers acceptances, cash and cash equivalents, time deposits, repurchase agreements and similar money market instruments, both foreign and domestic. The Fund may invest in convertible debt securities of foreign issuers which are convertible into equity securities at such time as a market for equity securities is established in the country involved.

The International Equity Fund Sub-Advisor is Brinson Partners, Inc. (Brinson).
Brinson's investment perspective for the Fund is to invest in the equity securities of non-U.S. markets and companies which Brinson believes are undervalued based upon internal research and proprietary valuation systems. This international equity strategy reflects Brinson's decisions concerning the relative attractiveness of asset classes, the individual international equity markets, industries across and within those markets, other common risk factors within those markets and individual international companies. Brinson initially identifies those securities which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues. The relative performance of foreign currencies is an important factor in the Fund's performance. Brinson may attempt to manage the Fund's exposure to various currencies to take advantage of different yield, risk and return characteristics. Brinson's proprietary valuation model determines which securities are potential candidates for inclusion in the Fund.

The benchmark for the Fund's performance is the Morgan Stanley Capital
International Europe, Australasia, Far East ("EAFE") Index(R) (the "Benchmark").
The Benchmark is a market driven, broad based index which includes non-U.S.
equity markets in terms of capitalization and performance. The Benchmark is designed to provide a representative total return for all major stock exchanges located outside the U.S. From time to time, Brinson may substitute securities in an equivalent index when it believes that such securities in the index more accurately reflect the relevant international market.

As a general matter, Brinson will purchase for the Fund only securities contained in the underlying index relevant to the Benchmark. Brinson will attempt to enhance the long-term risk and return performance of the Fund relative to the Benchmark by deviating from the normal Benchmark mix of country allocation and currencies in reaction to discrepancies between current market prices and fundamental values. The active management process is intended to produce a superior performance relative to the Benchmark index.

The Fund will under normal market conditions generally purchase securities of companies domiciled in a minimum of eight countries outside the United States.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

The investment policies described in the Prospectuses and this Statement of
Additional Information are among those which one or more of the Funds have the ability to utilize. Some of these policies may be employed on a regular basis;
others may not be used at all. Accordingly, reference to any particular policy, method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

EQUITIES. Equity securities such as those in which the Small Cap Stock Fund and
International Equity Fund may invest are more volatile and carry more risks than some other forms of investment, including investments in high grade fixed income securities. Therefore, each Fund is subject to stock market risk, e.g., the possibility that stock prices in general will decline over short or even extended periods of time.

Equity securities of micro-cap companies may offer a greater capital appreciation potential but are more volatile and carry more risk than some other forms of investment, including investments in equity securities of larger, more established companies or high grade fixed income securities. Investments in micro-cap companies represent some of the smaller and least liquid equity securities in the U.S. markets.

GROWTH-ORIENTED COMPANIES. The Small Cap Stock Fund is intended for investors who have a long-term investment time horizon and who can accept the higher risks involved in seeking potentially higher capital appreciation through investments in growth oriented companies. A growth oriented company typically invests most of its net income in its enterprise and does not pay out much, if any, in dividends. Accordingly, the Small Cap Stock Fund does not anticipate any significant distributions to Shareholders from net investment income, and potential investors should be in a financial position to forego current income from their investment in the Small Cap Stock Fund. In addition, smaller capitalized companies generally have limited product lines, markets and financial resources and are dependent upon a limited management group. The securities of less seasoned companies and/or smaller capitalized companies may have limited marketability, which may affect or limit their liquidity and therefore the ability of the Small Cap Stock Fund to sell such securities at the time and price they deem advisable. In addition, such securities may be subject to more abrupt or erratic market movements over time than securities of more seasoned and/or larger capitalized companies or the market as a whole.

BONDS. Since the Bond Fund and Pennsylvania Income Fund each invests in bonds, investors in such a Fund are exposed to bond market risk, i.e., fluctuations in the market value of bonds. Bond prices are influenced primarily by changes in the level of interest rates. When interest rates rise, the prices of bonds generally fall; conversely, when interest rates fall, bond prices generally rise although certain types of bonds are subject to the risks of prepayment as described above when interest rates fall. The values of debt securities also may be affected by change in the credit rating or financial condition of the issuing entities. While bonds normally fluctuate less in price than stocks, there have been in the recent past extended periods of cyclical increases in interest rates that have caused significant declines in bond prices and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which generally have less market risk and less fluctuation in market value) into longer term securities (the prices of which generally are more volatile).

Depending upon the prevailing market conditions, the Funds' Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Funds' Adviser will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

NET ASSET VALUE. Each Fund's net asset value generally will not be stable and should fluctuate based upon changes in the value of such Fund's portfolio securities. Depending upon the performance of each Funds' investments, the net asset value per share of a Fund may decrease instead of increase.

The Adviser and/or sub-advisers manage the Funds generally without regard to restrictions on portfolio turnover. Especially with respect to the Income Fund, the Adviser intends to manage actively those Funds' portfolios, which may result in high portfolio turnover rates. For more information regarding the effects of high portfolio turnover see "Portfolio Turnover" below. DERIVATIVES. The Bond
Fund and Pennsylvania Income Fund may invest in any one or more of the following securities: certain variable or floating rate securities, and, as described below, the Income Fund may invest in mortgage-backed securities, and the Small
Cap Stock Fund, International Equity Fund, the Bond Fund and the Pennsylvania
Income Fund may invest in put and call options and futures. Such instruments are considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset.
Certain derivatives that may be purchased by a Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated
index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The Small Cap Stock Fund, International Equity Fund, and the Bond
Fund each will not invest more than 20% of its total assets in any such derivatives at any one time, except that there is no limitation on the amount of a Fund's total assets which may be invested in variable or floating rate obligations. There is no limit on the amount of the Pennsylvania Income Fund's assets that may be invested in derivatives.

SECURITIES LENDING. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the Fund's Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, each Fund intends to terminate the loan and exercise the right to vote if that is considered important with respect to the investment. In the event the borrower would default in its obligations, a
Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. A Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Fund's Adviser has determined are creditworthy under guidelines established by the Trust's Board of
Trustees. No Fund will lend more than 33% of the total value of its portfolio securities at any one time.

CONVERTIBLE SECURITIES. The Small Cap Stock Fund, International Equity Fund and
Bond Fund each may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege) and its
"conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

WRITING COVERED CALL AND PUT OPTIONS. The Small Cap Stock Fund, International
Equity Fund, Bond Fund and Pennsylvania Income Fund may write covered call and put options on securities, or futures contracts regarding securities, in which such Fund may invest, in an effort to realize additional income. A put option gives the purchaser the right to sell, and a writer has the obligation to purchase, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated
exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Such options will be listed on national securities or futures exchanges. Each Fund may write covered call options as a means of seeking to enhance its income through the receipt of premiums in instances in which the Fund's Adviser determines that the underlying securities or futures contracts are not likely to increase in value above the exercise price. Each Fund also may seek to earn additional income through the receipt of premiums by writing put options. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option; by writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its then current market value.

Each of the Small Cap Stock Fund, International Equity Fund, Bond Fund and
Pennsylvania Income Fund, as part of its option transactions, also may write index put and call options. Through the writing of index options a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between bid and asked price. If an option expires on the stipulated expiration date or if the
Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. The Small Cap Stock Fund, International Equity Fund,
Bond Fund and Pennsylvania Income Fund will each limit its writing of options such that at no time will more than 25% of its total assets be subject to such options transactions.

PURCHASING OPTIONS. The Small Cap Stock Fund, International Equity Fund, Bond
Fund and Pennsylvania Income Fund may each purchase put and call options written by third parties covering indices and those types of financial instruments or securities in which the Fund may invest to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices for such instruments. The purchase of a put option is intended to protect the value of a
Fund's holdings in a falling market while the purchase of a call option is intended to protect the value of a Fund's positions in a rising market. Put and call options purchased by a Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price. Such options will be listed on national securities or futures exchanges.

In purchasing a call option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security, index or futures contract increased by an amount in excess of the premium paid for the call option. It would realize a loss if the price of the underlying security, index or futures contract declined or remained the same or did not increase during the period by more than the amount of the premium. By purchasing a put option, the
Fund would be in a position to realize a gain if, during the option period, the price of the security, index or futures contract declined by an amount in excess of the premium paid. It would realize a loss if the price of the security, index or futures contract increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

PUTS. The Pennsylvania Income Fund also may require "puts" with respect to
Exempt Securities held in its portfolio. The Pennsylvania Income Fund may sell, transfer, or assign a put in conjunction with the sale, transfer, or assignment of the underlying security or securities.

The amount payable to the Pennsylvania Income Fund upon its exercise of a "put"
is normally (i) the Fund's acquisition cost of the Exempt Securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Pennsylvania Income Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities.

The Pennsylvania Income Fund expects that it will generally acquire this type of put only where the put is available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for such puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

The Pennsylvania Income Fund intends to enter into such puts only with dealers, banks, and broker-dealers which, in its Adviser's opinion, present minimal credit risks.

FUTURES CONTRACTS. The Small Cap Stock Fund, International Equity Fund, Bond
Fund and Pennsylvania Income Fund may each purchase or sell contracts for the future delivery of the specific financial instruments or securities in which that Fund may invest, and indices based upon the types of securities in which that Fund may invest (collectively, "Futures Contracts"). Each such Fund may use this investment technique as a substitute for a comparable market position in the underlying securities or to hedge against anticipated future changes in market prices, which otherwise might adversely affect either the value of such
Fund's securities or the prices of securities which such Fund intends to purchase at a later date. In addition, the Bond Fund and the Pennsylvania Income
Fund may purchase or sell futures contracts to hedge against changes in market interest rates which may result in the premature call at par value of certain securities which that Fund has purchased at a premium.

To the extent a Fund is engaging in a futures transaction as a hedging device, because of the risk of an imperfect correlation between securities in the Fund's portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective if, for example, losses on the portfolio securities exceed gains on the futures contract or losses on the futures contract exceed gains on the portfolio securities. For futures contracts based on indices, the risk of imperfect correlation increases as the composition of a Fund's portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the future contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if the market does not move as anticipated when the hedge is established.

Successful use of futures by a Fund also is subject to the Fund's Adviser's or
Sub-Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by a Fund with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying, or instruments the prices of which are expected to move relatively consistently with the instruments underlying, the futures contract.
Put options sold by a Fund with respect to futures contracts will be covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligation undertaken.

The Small Cap Stock Fund, International Equity Fund, Bond Fund and Pennsylvania
Income Fund may each utilize various index futures to protect against changes in the market value of the securities in its portfolio or which it intends to acquire. Securities index futures contracts are based on an index of various types of securities, E.G., stocks or long-term corporate bonds. The index assigns relative values to the securities included in an index, and fluctuates with changes in the market value of such securities. The contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash based upon the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The acquisition or sale of an index futures contract enables a Fund to protect its assets from fluctuations in prices of certain securities without actually buying or selling such securities.

In general, the value of futures contracts sold by a Fund to offset declines in its portfolio securities will not exceed the total market value of the portfolio securities to be hedged, and futures contracts purchased by a Fund will be covered by a segregated account consisting of cash or liquid securities in an amount equal to the total market value of such futures contracts, less the initial margin deposited therefor.

When buying futures contracts and when writing put options, a Fund will be required to segregate in a separate account cash and/or liquid securities in an amount sufficient to meet its obligations. When writing call options, a Fund will be required to own the financial instrument or futures contract underlying the option or segregate cash and/or liquid securities in an amount sufficient to meet its obligations under written calls.

INTEREST RATE SWAPS. The International Equity Fund may engage in interest rate swaps in order to attempt to protect its investments from interest rate fluctuations. The International Equity Fund intends to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange of the International Equity Fund with another party of their respective rights to receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the International Equity Fund holds an interest paying security whose interest rate is reset once a year, it may swap the right to receive at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the International Equity Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

The International Equity Fund will enter into interest rate swaps only on a net basis (i.e., the two payments streams will be netted out, with the International
Equity Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the International Equity
Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid high grade debt securities having an aggregate net asset value at least equal to the accrued excess, will be maintained in a segregated account by the International
Equity Fund's custodian bank.

The use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions.
If Brinson is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the International Equity
Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the International Equity Fund's risk of loss consists of the net amount of interest payments that the International Equity Fund is contractually entitled to receive.

ZERO COUPON SECURITIES. The Bond Fund and Pennsylvania Income Fund may each invest in zero coupon securities which are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments.
To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

SHORT SALES. The Bond Fund and Pennsylvania Income Fund may from time to time sell securities short. Short sales are effected when the Fund's Adviser or
Sub-Adviser believes that the price of a particular security will decline, and involve the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. When a Fund sells a security short, it will borrow the same security from a broker or other institution to complete the sale. A Fund may make a profit or incur a loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to that Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price.

All short sales must be fully collateralized, and the Bond Fund and Pennsylvania
Income Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by that Fund exceeds 25% of its total assets.

FOREIGN INVESTMENTS. Investments in foreign securities (including Yankee Bonds,
Eurodollar Bonds and Supranational Bonds for the Small Cap Stock Fund,
International Equity Fund and Bond Fund) may subject these Funds to investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other investment income, possible seizure, nationalization, or expropriation of foreign deposits or investments, the possible establishment of exchange controls or taxation at the source, less stringent disclosure requirements, less liquid or developed securities markets or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal, interest or dividends on such securities or the purchase or sale thereof. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Bond Fund will acquire securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers only when the Fund's Sub-Advisor believes that the risks associated with such instruments are minimal.

Investments in foreign securities will usually involve currencies of foreign countries, and the value of the assets of a Fund that may invest in foreign securities as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new
European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002. This change is likely to significantly impact the European capital markets in which the Fund invests and may result in the Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, uncertainty as to proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share. These or other factors, including political and economic risks, could cause market disruptions after the introduction of the euro, and could adversely affect the value of securities held by the Funds.

The normal currency allocation of the International Equity Fund is identical to the currency mix of the Benchmark. The International Equity Fund expects to maintain this normal currency exposure when global currency markets are fairly priced relative to each other and relative to associated risks. The
International Equity Fund may actively deviate from such normal currency allocations to take advantage of or to seek to protect the International Equity
Fund from risk and return characteristics of the currencies and short-term interest rates when those prices deviate significantly from fundamental value.
Deviations from the Benchmark are determined by the International Equity Fund
Sub-Advisor based upon its research.

To manage exposure to currency fluctuations, the International Equity Fund may alter equity or money market exposures (in its normal asset allocation mix as previously identified), enter into forward currency exchange contracts, buy or sell options, futures or options on futures relating to foreign currencies and may purchase securities indexed to currency baskets. The International Equity
Fund will also use these currency exchange techniques in the normal course of business to hedge against adverse changes in exchange rates in connection with purchases and sales of securities. Some of these strategies may require the
International Equity Fund to set aside liquid assets in a segregated custodial account to cover its obligations. These techniques are further described below.

The International Equity Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., "forward foreign currency"
contract or "forward" contract). A forward contact involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The International Equity Fund will convert currency on a spot basis from time to time and investors should be aware of the potential costs of currency conversion.

When Brinson believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the
Fund may enter into a currency contract to sell, for a fixed amount of U.S.
dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the International Equity Fund's securities denominated in such foreign currency.

At the maturity of a forward contract, the International Equity Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by repurchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The International Equity Fund may realize a gain or loss from currency transactions.

The International Equity Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Fund's exposure to changes in currency exchange rates.
Call options on foreign currency written by the International Equity Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the International Equity Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the
Fund would be required to pay upon exercise of the put.

INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES Contracts.
The Bond Fund and the Pennsylvania Income Fund may purchase and sell interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position or to hedge against adverse movements in interest rates.

To the extent such Fund has invested in interest rate futures contracts or options on interest rate futures contracts as a substitute for a comparable market position, the Fund will be subject to the investment risks of having purchased the securities underlying the contract.

The Bond Fund and the Pennsylvania Income Fund may each also purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates.

If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in that Fund's portfolio and rates decrease instead, such Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.
These sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates.

The Bond Fund and the Pennsylvania Income Fund may sell call options on interest rate futures contracts to partially hedge against declining prices of its portfolio securities. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. A Fund may sell put options on interest rate futures contracts to hedge against increasing prices of the securities which are deliverable upon exercise of the futures contracts. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option sold by a Fund is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of its portfolio securities.

The Bond Fund and the Pennsylvania Income Fund also may each sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be a correlation between price movements in the options on interest rate futures and price movements in that
Fund's portfolio securities which are the subject of the hedge. In addition, a
Fund's purchase of such options will be based upon predictions as to anticipated interest rate trends, which could prove to be inaccurate.

In general, the value of futures contracts sold by a Fund to offset declines in its portfolio securities will not exceed the total market value of the portfolio securities to be hedged, and futures contracts purchased by a Fund will be covered by a segregated account consisting of cash or liquid securities in an amount equal to the total market value of such futures contracts, less the initial margin deposited therefor.

When buying futures contracts and when writing put options, a Fund will be required to segregate in a separate account cash and/or liquid securities in an amount sufficient to meet its obligations. When writing call options, a Fund will be required to own the financial instrument or futures contract underlying the option or segregate cash and/or liquid securities in an amount sufficient to meet its obligations under written calls.

THE FOLLOWING RISKS APPLY TO THE PENNSYLVANIA INCOME FUND.

RISKS OF NON-DIVERSIFICATION. Potential Shareholders should consider the fact that the Pennsylvania Income Fund's portfolio consists primarily of securities issued by the Commonwealth of Pennsylvania (the "Commonwealth"), its
municipalities and authorities and should realize that the Pennsylvania Income
Fund's performance is closely tied to general economic conditions within the
Commonwealth as a whole and to economic conditions within particular industries and geographic areas located within the Commonwealth.

Although the General Fund of the Commonwealth (the principal operating fund of the Commonwealth) experienced deficits in fiscal years 1990 and 1991, tax increases and spending decreases have resulted in surpluses the last several years; as of June 30, 1999, the General Fund had a surplus of $2,863.4 million.

Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the
Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania Exempt Securities in the Pennsylvania Income Fund or the
ability of the respective obligors to make payments of interest and principal due on such Securities.

Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations, including, as of October 13, 2000, suits relating to the following matters: (i)
In February 1999, a taxpayer filed a petition for review in the Pennsylvania
Commonwealth Court asking the court to declare that Chapter 5 (relating to
Sports Facilities Financing) of the Capital Facilities Debt Enabling Act
violates the Pennsylvania Constitution. The Commonwealth Court dismissed the action with prejudice, and the Supreme Court of Pennsylvania affirmed the
Commonwealth Court's decision. The petitioner has filed a petition for a writ of certiorari with the United State Supreme Court. (ii) In 1987, the Pennsylvania
Supreme Court held the statutory scheme for county funding of the judicial system to be in conflict with the Pennsylvania Constitution, but it stayed its judgment to permit enactment by the legislature of funding legislation consistent with the opinion. The Court appointed a special master to submit a plan for implementation, and the special master recommended a four-phase transition to state funding of a unified judicial system, during each of which specified court employees would transfer into the state payroll system. Phase 1, involving the transfer of approximately 165 county-level court administrators, was implemented in legislation enacted in 1999. The remainder of the recommendation for later phases remains pending before the Supreme Court of
Pennsylvania. (iii) In March 1998, certain Philadelphia residents, the School
District of Philadelphia and others brought suit in the United States District
Court for the Eastern District of Pennsylvania against the Governor, the
Secretary of Education and others alleging that the defendants were violating a regulation of the U.S. Department of Education promulgated under Title VI of the
Civil Rights Act of 1964 and certain other provisions in that the Commonwealth's system for funding public schools has the effect of discriminating on the basis of race. The district court dismissed the complaint, but in August 1999 the
Third Circuit Court of Appeals reversed and remanded for further proceedings. On
June 23, 2000, by agreement of the parties, the district court stayed all proceedings and placed the case in civil suspense until approximately June 8,
2001. (vi) PPG Industries has challenged the constitutionality of the manufacturing exemption from the capital stock/franchise tax insofar as it limits the exemption for headquarters property and payroll only to headquarters property and payroll attributable to manufacturing in Pennsylvania. On appeal, the Pennsylvania Supreme Court held that this limitation discriminates against interstate commerce, and it remanded the case to Commonwealth Court for a determination whether the tax is a "compensatory tax" justifying the discrimination or, failing that, a recommendation for a remedy. In November
1999, the Commonwealth Court recommended that (1) for the duration of the contested period, the limitation be invalidated and (2) prospectively, the manufacturing exemption be invalidated in its entirety, leaving to the
Pennsylvania legislature the task of amending the statute to restore any exemption it chooses to adopt in a constitutional manner. The legislature subsequently amended the state tax law to provide that for the years 1999 and
2000 the manufacturing exemption will apply to both in-state and out-of-state property and payroll. The Pennsylvania Supreme Court is considering the
Commonwealth Court's recommendation and the position of the parties. (v) Unisys
Corporation has challenged the three-factor apportionment formula used for the apportionment of capital stock value in the Pennsylvania franchise tax. In a decision issued in March 1999, the Commonwealth Court held for the taxpayer on statutory grounds, but denied its constitutional claims. Both the Commonwealth and the taxpayer appealed to the Pennsylvania Supreme Court. Briefs were filed during 1999. Recently, the Supreme Court ordered the filing of supplemental briefs and scheduled oral argument for the week of December 4, 2000.

Although there can be no assurance that such conditions will continue, the
Commonwealth's General Obligation Bonds are currently rated AA by Standard &
Poor's Corporation ("S&P") and Aa3 by Moody's, and Philadelphia's General
Obligation Bonds are currently rated BBB and BBB respectively by S&P and Baa2 and Baa1 respectively by Moody's.

The City of Philadelphia (the "City") experienced a series of General Fund deficits for fiscal years 1988 through 1992 and, while its general financial situation has improved, the City is still seeking a long-term solution for its economic difficulties. The audited balance of the City's General Fund as of June
30, 1998 was a surplus of $169.2 million up from a surplus of approximately
$128.8 million as of June 30, 1997.

In recent years an authority of the Commonwealth, the Pennsylvania
Intergovernmental Cooperation Authority ("PICA"), has issued approximately $1.76 billion of Special Revenue Bonds on behalf of the City to cover budget shortfalls, to eliminate projected deficits and to fund capital spending. As one of the conditions of issuing bonds on behalf of the City, PICA exercises oversight of the City's finances. The City is currently operating under a five year plan approved by PICA in 2000. PICA's power to issue further bonds to finance capital projects expired on December 31, 1994. PICA's authority to issue bonds to finance cash flow deficits expired December 31, 1996, but its authority to refund outstanding debt is unrestricted. PICA had approximately $959 million in special revenue bonds outstanding as of June 30, 2000.

The Pennsylvania Income Fund's classification as "non-diversified" means that the proportion of the Pennsylvania Income Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, the
Pennsylvania Income Fund intends to conduct its operations so as to qualify as a
"regulated investment company" for purposes of the Internal Revenue Code of
1986, as amended (the "Code"), which requires the Pennsylvania Income Fund generally to invest as of the end of each fiscal quarter, with respect to 50% of its total assets, not more than 5% of such assets in the obligations of a single issuer; as to the remaining 50% of its total assets, the Pennsylvania Income
Fund is not so restricted. In no event, however, may the Pennsylvania Income
Fund invest more than 25% of its total assets in the obligations of any one issuer as of the end of each fiscal quarter. Since a relatively high percentage of the Pennsylvania Income Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, the Pennsylvania Income Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

MUNICIPAL LEASE OBLIGATIONS. Certain municipal lease/purchase obligations in which the Pennsylvania Income Fund may invest may contain "non-appropriation"
clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, the Advisor will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

THE FOLLOWING RISK APPLIES TO THE MANAGED ALLOCATION FUNDS.

AFFILIATED PERSONS. In managing the Funds, the Adviser will have the authority to select and substitute Underlying Funds. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the
Adviser and its affiliates are also responsible for managing the Underlying
Funds. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the
Underlying Funds.

BANK OBLIGATIONS.  Each Fund may invest in bank obligations such as bankers'
----------------
acceptances, certificates of deposit, and demand and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted"
by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of
$100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of
$100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

The Small Cap Stock Fund, International Equity Fund, and the Bond Fund may also invest in ECDs, Yankee CDs, ETDs, and Canadian Time Deposits, which are basically the same as ETDs except they are issued by Canadian offices of major
Canadian banks.

COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds will purchase commercial paper consisting of issues rated at the time of purchase by one or more NRSROs in one of the two highest rating categories for short-term debt obligations. Each such Fund may also invest in commercial paper that is not rated but that is determined by the Adviser or a Sub-Adviser to be of comparable quality to instruments that are so rated by an NRSRO. For a description of the rating symbols of the NRSROs, see the Appendix.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes in which the Bond Fund and the Pennsylvania Income Fund may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes
(which are normally manufacturing, retail, financial and other business concerns), must satisfy, for purchase by a Fund, the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a long-term variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

U.S. GOVERNMENT OBLIGATIONS.  Each Fund may invest in obligations issued or
---------------------------
guaranteed by the U.S. Government or its agencies or instrumentalities.
Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Each Fund may also invest in the following types of U.S. Treasury securities:
direct obligations issued by the U.S. Treasury including bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance; U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually);
interest coupons that have been stripped from such U.S. Treasury securities;
receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"); and in repurchase agreements collateralized by such securities. Stripped Treasury Securities will include (1) coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate
Trading of Registered Interest and Principal of Securities" ("STRIPS") or
through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").

Treasury bills have maturities of one year or less; Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment (representing principal or interest) on the security and does not receive any rights to periodic interest payments on the security.

EXEMPT SECURITIES. The assets of the Pennsylvania Income Fund will be primarily invested in Exempt Securities. Exempt Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Exempt Securities, only if the interest paid thereon is exempt from both Pennsylvania income taxes and federal taxes, although such interest may be treated as a preference item for purposes of the federal alternative minimum tax.

Among other types of Exempt Securities, the Pennsylvania Income Fund may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond
Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt
Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Pennsylvania Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

Project Notes are issued by a state or local housing agency and are sold by the
Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project
Notes.

The two principal classifications of Exempt Securities consist of "general obligation" and "revenue" issues. The Pennsylvania Income Fund may also acquire
"moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Exempt
Securities, both within a particular classification and between classifications, and the yields on Exempt Securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of Exempt Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Exempt Securities with the same maturity, interest rate and rating may have different yields, while
Exempt Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of Exempt Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Adviser will consider such an event in determining whether the Pennsylvania Income Fund should continue to hold the obligation.

An issuer's obligations under its Exempt Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Exempt Securities may be materially adversely affected by litigation or other conditions.

The Pennsylvania Income Fund may also invest in municipal lease obligations or installment purchase contract obligations. Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations")
have special risks not ordinarily associated with Exempt Securities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is based by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although
"non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.
The staff of the Commission currently considers certain lease obligations to be illiquid. Determination as to the liquidity of such securities is made by the
Adviser. The Pennsylvania Income Fund will not invest more than 15% of the value of its net assets in lease obligations that are illiquid and in other illiquid securities.

VARIABLE AND FLOATING RATE SECURITIES. The Bond Fund and Pennsylvania Income
Fund may acquire variable and floating rate securities, subject to such Fund's investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value or amortized cost, as the case may be. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value or amortized cost, as the case may be. Such securities, that are not obligations of the U.S. Government or its agencies or instrumentalities, are frequently not rated by NRSROs, however, unrated variable and floating rate securities purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under that Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such securities (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate security purchased by a Fund, the Fund may resell the security at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate security in the event the issuer of the security defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such security and the Fund is not entitled to receive the principal amount of a security within seven days, such a security will be treated as an illiquid security for purposes of calculation of that Fund's limitation on investments in illiquid securities, as set forth in its investment restrictions. Variable or floating rate securities may be secured by bank letters of credit.

In the event the interest rate of a variable or floating rate obligation is established by reference to an index or an interest rate that may from time to time lag behind other market interest rates, there is the risk that the market value of such obligation, on readjustment of its interest rate, will not approximate its par value.

Variable and floating rate obligations for which no readily available market exists and which are not subject to a demand feature that will permit the Bond and Pennsylvania Income Funds to receive payment of the principal within seven days after demand by that Fund, will be considered illiquid and therefore, together with other illiquid securities held by such Fund, will not exceed 15%
of such Fund's net assets.

RESTRICTED SECURITIES. Securities in which the Small Cap Stock Fund, the
International Equity Fund and the Bond Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), such as securities issued in reliance on the so-called
"private placement" exemption from registration which is afforded by Section
4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as a Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless the Adviser or
Sub-Adviser has determined such securities to be liquid.

Pursuant to procedures adopted by the Board of Trustees of the Trust, an Adviser or Sub-Adviser may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Rule 144A permits the Small Cap Stock Fund, the International
Equity Fund and the Bond Fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. For purposes of determining whether a Rule 144A security is readily saleable, and therefore liquid, an Adviser or Sub-Adviser must consider, among other things, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and marketplace trades of such security. However, investing in Rule 144A securities, even if such securities are initially determined to be liquid, could have the effect of increasing the level of the
Small Cap Stock Fund's, the International Equity Fund's and the Bond Fund's
illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Bond Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. In addition, the Bond Fund may also invest in mortgage-related securities issued by non-governmental entities.

Mortgage-backed securities, for purposes of the Bond Fund's Prospectus and this
Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as the FNMA and FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies in the case of the Income Fund. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the security and lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

The Bond Fund may invest in mortgage-backed securities which are CMOs structured on pools of mortgage pass-through certificates or mortgage loans.
Mortgage-backed securities will be purchased only if rated in the four highest bond rating categories assigned by one or more appropriate NRSROs, or, if unrated, which the Sub-Advisor deems to be of comparable quality to securities so rated.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-related securities issued by
GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie
Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United
States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA
Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes")
which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie
Maes are guaranteed as to timely payment of the principal and interest by FNMA.
Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation
Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not
constitute a debt or obligation of the United States or of any Federal Home Loan
Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Mortgage-backed and asset-based securities have certain characteristics which are different from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a
Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Income Fund may invest a portion of its assets in derivative mortgage-backed securities such as stripped mortgage-backed securities which are highly sensitive to changes in prepayment and interest rates.

Mortgage-backed securities and asset-backed securities, like all fixed income securities, generally decrease in value as a result of increases in interest rates. In addition, although generally the value of fixed-income securities increases during periods of falling interest rates and, as stated above, decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities and asset-backed securities.

Although the extent of prepayments of a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of declining interest rates.
Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors, such as changes in credit use and payment patterns resulting from social, legal and economic factors, will predominate. Mortgage-backed securities and asset-backed securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

There are certain risks associated specifically with CMOs. CMOs issued by private entities are not U.S. government securities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. However, as stated above, the Income Fund will invest only in CMOs which are rated in one of the four highest rating categories by an NRSRO or, if unrated, are determined by the Adviser to be of comparable quality. Also, a number of different factors, including the extent of prepayment of principal of the underlying obligations, affect the availability of cash for principal payments by the CMO issuer on any payment date and, accordingly, affect the timing of principal payments on each CMO class.

Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying obligations. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield of IOs or POs, respectively. If the underlying obligations experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO.
Furthermore, if the underlying obligations experience slower than anticipated prepayments of principal, the yield of a PO will be affected more severely than would be the case with a traditional mortgage-backed security. IOs and POs have exhibited large price changes in response to changes in interest rates and are considered to be volatile in nature.

WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a "when-issued"
basis (I.E., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, a Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of that Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of the Adviser or Sub-Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of its total assets. Under normal market conditions, however, each
Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of its total assets.

When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in that Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. Each Fund will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage. If the
Pennsylvania Bond Fund sells a "when-issued" or "delayed-delivery" security before delivery, any gain would not be tax-exempt.

REAL ESTATE INVESTMENT TRUSTS. The Small Cap Stock Fund may invest in equity
REITs. REITs pool investors' funds for investment primarily in commercial real estate properties. Investment in REITs may subject the Funds to certain risks.
REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code and to maintain its exemption from the 1940 Act. As a shareholder in a REIT, the Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from banks and registered broker-dealers which the Adviser or
Sub-Adviser deems creditworthy under guidelines approved by the Trust's Board of
Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Adviser or Sub-Adviser. If the seller were to default on its repurchase obligation or become insolvent, the
Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by such Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities. Securities subject to repurchase agreements must be of the same type and quality as those in which a Fund may invest directly. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds by entering into reverse repurchase agreements in accordance with its investment restrictions.
Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with that Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which that Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act and therefore a form of leveraging. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance the Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

Except as permitted by the 1940 Act, the Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the
Adviser, Sub-Advisers, or their affiliates.

SHORT SALES. Each of the Bond Fund and the Pennsylvania Income Fund may from time to time sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by that Fund.
The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of a Fund's assets will as a matter of practice be invested in short sales.

At any time that a Fund has an open short sale position, such Fund is required to segregate with its custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or securities while also being subject to the possibility of gain or loss from the securities sold short. A
Fund's possible losses may exceed the total amount of cash or liquid securities deposited with the broker (not including the proceeds of the short sale) and segregated by the Fund.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the
Fund purchases the security to replace the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund's investment in the security.

HEDGING TRANSACTIONS. Hedging transactions, including the use of options and futures, in which certain of the Funds are authorized to engage, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's or Sub-Adviser's view as to certain market movements is incorrect, the risk that the use of such hedging transactions could result in losses greater than if they had not been used.

Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than
(in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund create the possibility that losses on the hedging instrument may be greater than gains in the value of such Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction without incurring substantial losses, if at all.
Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging transactions would reduce net asset value, and possible income, and such losses can be greater than if the hedging transactions had not been utilized.

GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many hedging transactions involving options require segregation of a Fund's assets in special accounts, as described further below.

With certain exceptions, exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. A Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent in part, upon the liquidity of the option market. In addition, the hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the options markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Exchange-listed options generally have standardized terms and performance mechanics unlike over-the-counter traded options. The Funds currently expect to purchase and sell only exchange-traded options. Exchange-traded options generally are guaranteed by the clearing agency which is the issuer or counterparty to such options. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is generally relatively little counterparty credit risk associated with options purchased on an exchange.

All options written by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to a call option or must meet the asset segregation requirements) as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call option written by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require such Fund to hold a security or instrument which it might otherwise have sold. With respect to put options written by a Fund, such Fund will place liquid securities in a segregated account to cover its obligations under such put option and will monitor the value of the assets in such account and its obligations under the put option daily.

FUTURES CONTRACTS. The Small Cap Stock, International Equity, Bond, and
Pennsylvania Income Funds may each enter into futures contracts. This investment technique is designed primarily to act as a substitute for a position in the underlying security and to hedge against anticipated future changes in market conditions or interest rates which otherwise might adversely affect the value of securities which such Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for such Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid obligations, to cover its performance under such contracts. A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if such Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

REGULATORY RESTRICTIONS. To the extent required to comply with Securities and
Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, each Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts.

To the extent required to comply with Commodity Futures Trading Commission
Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of the liquidation value of such Fund's total assets after taking into account unrealized profits and unrealized losses on any contracts entered into. The Funds will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase.

SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in securities issued by other investment companies to the extent allowed by the 1940 Act. In addition, each Fund may invest in money market funds advised by the Advisors.
Each Fund other than the Managed Allocation Funds currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by such Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that such Fund bears directly in connection with its own operations.
Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by such Fund and, therefore, will be borne directly by shareholders of such
Fund.

INVESTMENT LIMITATIONS

================================================================================

The Funds' investment objectives are fundamental policies and may not be changed without a vote of the shareholders of the applicable Fund.

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund (as defined under "ADDITIONAL
INFORMATION - Vote of a Majority of the Outstanding Shares").

The Small Cap Stock, International Equity, Bond, and Managed Allocation Funds
will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the Code for each Managed Allocation Fund and the International
Equity Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Managed Allocation Fund and the International Equity Fund);
(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to the International Equity Fund and the Income Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to the Small Cap
Stock Fund, technology companies will be divided according to their services
(for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Income Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the
Fund's total assets may be invested without regard to such 5% limitation), and
(b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the
Investment Company Act of 1940, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, the Small Cap Stock, International Equity, Bond, Pennsylvania
Income and Managed Allocation Funds will not:

1.Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the
Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

4. Neither the Small Cap Stock Fund nor the International Equity Fund may engage in any short sales. However, each of the Bond Fund and Pennsylvania Income Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

In applying the Pennsylvania Income Fund's concentration restriction, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and
(c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Managed Allocation Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Managed Allocation Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange
Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

DETERMINING MARKET VALUE OF SECURITIES

================================================================================

Market values of the Funds' portfolio securities are determined as follows:

| for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity  securities,  according to the mean between the last closing bid and asked prices;

| for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

| futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
  Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The
  Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

| for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|     for all other  securities at fair value as determined in good faith by the
  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

================================================================================

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE-CLASS A SHARES You can reduce or eliminate the applicable front-end sales charge, as follows: QUANTITY
DISCOUNTS Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more
Vision Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUNDS

The following individuals and their immediate family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts associated with their purchases:

|     current  and  retired  employees  and  directors  of M&T  Bank,  M&T  Bank
   Corporation and their subsidiaries;

|     current and former Trustees of the Trust;

|     clients of the M&T Capital Advisers and Trust Groups of M&T Bank;

|     employees (including  registered  representatives) of a dealer which has a selling  group  agreement  with the Funds'  distributor  and consents to such purchases;

|     current and retired employees of any sub-adviser to the Vision Funds; and

|  investors referred by any sub-adviser to the Vision Funds. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES
Investors may purchase Class A Shares of each of the Funds at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or
(ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must be presented satisfactory evidence of the redemption.
Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund Shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase Shares of a
Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Trust, the Funds or a Fund's shareholders.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE-CLASS B SHARES
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

|     following  the death or  post-purchase  disability,  as defined in Section
   72(m)(7)  of the  Internal  Revenue  Code  of  1986,  of the  last  surviving shareholder;

|     representing minimum required  distributions from an Individual Retirement
   Account or other  retirement  plan to a shareholder  who has attained the age of 70 1/2;

|     of Shares  that  represent  a  reinvestment  within 90 days of a  previous redemption;

|  of Shares held by the Trustees, employees, and sales representatives of the
   Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

|  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

|     which  are  involuntary  redemptions  processed  by  a  Fund  because  the accounts do not meet the minimum balance requirements; and

|     which are  qualifying  redemptions  of Class B Shares  under a  Systematic
   Withdrawal Program.

HOW ARE THE FUNDS SOLD?

================================================================================

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLANS

As compensation type plans, the Rule 12b-1 Plans are designed to pay the
Distributor (who may then pay investment professionals such as banks (including
M&T Bank and its affiliates, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Funds may pay M&T Bank for providing shareholder services and maintaining shareholder accounts. M&T Bank may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor
(but not out of Fund assets) or Adviser. The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

================================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

================================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

================================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

================================================================================

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

TAX INFORMATION

================================================================================

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

PENNSYLVANIA TAXES

The Pennsylvania Municipal Income Fund intends to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes. In order for the Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations.

As described in its Prospectus, the Pennsylvania Municipal Income Fund is
designed to provide investors with tax-exempt interest income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Internal Revenue Code (the "Code"), H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Fund's dividends being tax-exempt. In addition, the Fund may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners and an S corporation and its shareholders.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
================================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of eighteen funds and is the only investment company in the Fund Complex.

-------------------------------------------------------------- ------------
NAME                                                              TOTAL
BIRTH DATE          --                                         COMPENSATION
ADDRESS               PRINCIPAL OCCUPATIONS                       FROM
POSITION WITH TRUST   FOR PAST FIVE YEARS                        TRUST*

RANDALL I. BENDERSON  President and Chief Operating Officer,     $8,000
--------------------  Benderson Development Company, Inc.
570 Delaware Avenue   (construction).
Buffalo, NY
Birth date: January

12, 1955

TRUSTEE

-------------------------------------------------------------- ------------
JOSEPH J. CASTIGLIA   Director, The Energy East Corp., and       $8,000
Roycroft Campus       its subsidiary New York State Electric
21 South Grove        & Gas Corp.; Sevenson Environmental
Street, Suite 291     Services, Inc.; Blue Cross & Blue
East Aurora, NY       Shield of Western New York, a division
14052                 of HealthNow New York, Inc.; and
Birth date: July      Former President, Chief Executive
20, 1934              Officer and Vice Chairman, Pratt &
                      Lambert United, Inc. (manufacturer of

TRUSTEE               paints and chemical specialties).

---------------------
                    ------------------------------------------ ------------
MARK J. CZARNECKI#+ Executive Vice President, M&T Bank, $0 5122 Eastbrooke
division head for M&T Bank's Place investment area, M&T Investment Group.

Williamsville, NY

14221
Birth date:

November 3, 1955

TRUSTEE

                    ------------------------------------------ ------------
DANIEL R. GERNATT,    President and CFO of Gernatt Asphalt       $8,000
JR.                   Products, Inc.; Executive Vice
Richardson & Taylor   President, Dan Gernatt Gravel
Hollow Roads          Products, Inc.; Vice President,
Collins, NY           Countryside Sand & Gravel, Inc.
Birth date: July
14, 1940

TRUSTEE

-------------------------------------------------------------- ------------
GEORGE K.             Retired President, Brand Name Sales,       $7,500
HAMBLETON, JR.        Inc. (catalog showroom business);
1003 Admiral's Walk   Retired President, Hambleton & Carr,
Buffalo, NY           Inc. (catalog showroom business).
Birth date:
February 8, 1933

TRUSTEE

-------------------------------------------------------------- ------------
EDWARD C. GONZALES    President, Executive Vice President          $0
Federated Investors   and Treasurer of other funds
Tower                 distributed by Federated Securities
Pittsburgh, PA        Corp.; Vice Chairman, Federated
Birth date: October   Investors, Inc.; Trustee, Federated
22, 1930              Administrative Services; formerly:
                       Trustee or Director of other funds

PRESIDENT AND         distributed by Federated Securities
TREASURER             Corp.; CEO and Chairman, Federated

                      Administrative Services; Vice
                      President, Federated Investment
                      Management Company, Federated
                      Investment Counseling, Federated
                      Global Investment Management Corp.
                      and Passport Research, Ltd.; Director
                      and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                    ---
--------------------- ---------------------------------------- ------------
BETH S. BRODERICK     Vice President, Mutual Fund Services         $0
Federated Investors   Division, Federated Services Company.
Tower
Pittsburgh, PA
Birth date: August

2, 1965

VICE PRESIDENT AND
ASSISTANT TREASURER

-------------------------------------------------------------- ------------
C. TODD GIBSON        Corporate Counsel, Federated                 $0
Federated Investors   Investors, Inc.; Assistant Vice
Tower                 President, Federated Services Company.
Pittsburgh, PA
Birth date: May 17,
1967

SECRETARY

-------------------------------------------------------------- ------------

* This compensation reflects payments made to the Trust's Trustees by Vision
Group of Funds, Inc. (Corporation) in their capacity as Directors of the
Corporation. The Corporation reorganized into the Trust on November 8, 2000 (See
"How are the Funds Organized?")

# Denotes a Trustee who is deemed to be an interested person as defined in the
1940 Act.

+ Mr. Czarnecki became a member of the Board of Trustees on October 23, 2000.
He did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SUB-ADVISERS

BRINSON PARTNERS, INC.

The Adviser has delegated daily management of the International Equity Fund to the sub-adviser, Brinson Partners, Inc.(Brinson). For its services under the
Sub-Advisory Agreement, Brinson receives an allocable portion of the advisory fee the Adviser receives from the International Equity Fund. The allocation is based on the amount of securities which Brinson manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense.
Brinson is paid by the Adviser as follows:

SUB-ADVISORY FEE  AVERAGE DAILY NET ASSETS OF THE FUND

---------------------------------------------------------
0.40%             on  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
0.35%             on  the  next  $150  million   average
                  daily net assets
---------------------------------------------------------
0.30%             on average  daily net assets over $200
                  million

---------------------------------------------------------

MARTINDALE ANDRES & COMPANY, INC.

The Adviser has delegated daily management of the Small Cap Stock Fund to the sub-adviser, Martindale Andres & Company, Inc. (Martindale). For its services under the Sub-Advisory Agreement, Martindale receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Martindale manages for the
Fund. This fee is paid by the Adviser out of the fees it receives and is not a
Fund expense. Martindale is paid by the Adviser as follows:

SUB-ADVISORY FEE  AVERAGE DAILY NET ASSETS OF THE FUND

---------------------------------------------------------
0.50%             on  the  first  $50  million   average
                  daily net assets
---------------------------------------------------------
0.40%             on the next $50 million  average daily
                  net assets
---------------------------------------------------------
0.30%             on  the  next  $100  million   average
                  daily net assets
0.20%             on average  daily net assets over $200
                  million

---------------------------------------------------------

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, subadvisers and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser and sub-advisers look for prompt execution of the order at a favorable price. The Adviser and sub-advisers will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser and sub-advisers may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser and sub-advisers may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser and sub-advisers make decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or sub-advisers in advising other accounts.
To the extent that receipt of these services may replace services for which the
Adviser, the sub-advisers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser, the sub-advisers and their affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser or sub-advisers. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser or sub-adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT Federated
Services Company (FSC) and M&T Bank serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services are provided for an aggregate annual fee as specified below:

Fees Payable to FSC

                           AVERAGE AGGREGATE DAILY NET

---------------------------ASSETS OF THE  VISION  GROUP
MAXIMUM FEE                OF FUNDS
0.06%                      on the first $2 billion
0.03%                      on the next $3 billion
0.015%                     on  assets  in  excess of $5
                           billion

--------------------------------------------------------------------------------

Fees Payable to M&T

                           AVERAGE AGGREGATE DAILY NET

---------------------------ASSETS OF THE  VISION  GROUP

MAXIMUM FEE                OF FUNDS
0.04%                      on the first $5 billion
0.015%                     on  assets  in  excess of $5
                           billion

--------------------------------------------------------------------------------

FSC, through its affiliate Federated Shareholder Services Company (FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Funds for these transfer agency services.

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by
State Street Bank. State Street Bank also provides financial administration and fund accounting services to the Funds for an aggregate annual fee of 0.045% of the Funds' average daily net assets.

INDEPENDENT AUDITORS

The independent auditors for the Fund, Ernst & Young LLP, plans and performs its audit so it may provide an opinion as to whether each Fund's financial statements and financial highlights are free of material misstatement.

HOW DO THE FUNDS MEASURE PERFORMANCE?

================================================================================

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares of the Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii)
the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Vision
Pennsylvania Municipal BondFund. The interest earned by the municipal securities owned by the Vision Pennsylvania Municipal Bond Fund generally remains free from federal regular income tax and is often free from state and local taxes as well.
However, some of the Vision Pennsylvania Municipal Bond Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAXABLE YIELD EQUIVALENT FOR 2000 - STATE OF PENNSYLVANIA

TAX BRACKET:

     FEDERAL               15.00%      28.00%      31.00%       36.00%    39.60%

COMBINED FEDERAL AND      17.800%     30.800%     33.800%      38.800%   42.400%
STATE:
---------------------------------------------------------------------------------
Joint Return              $1-43,85$43,851-105,      $105,  $161,451-288,Over
                                          950 951-161,450                288,350
Single Return             $1-26,25$26,251-63,5$63,551-132,6$132,601-288,Over
                                                                         288,350

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

1.00%                       1.22%       1.45%       1.51%       1.63%      1.74%
1.50%                       1.82%       2.17%       2.27%       2.45%      2.60%
2.00%                       2.43%       2.89%       3.02%       3.27%      3.47%
2.50%                       3.04%       3.61%       3.78%       4.08%      4.34%
3.00%                       3.65%       4.34%       4.53%       4.90%      5.21%
3.50%                       4.26%       5.06%       5.29%       5.72%      6.08%
4.00%                       4.87%       5.78%       6.04%       6.54%      6.94%
4.50%                       5.47%       6.50%       6.80%       7.35%      7.81%
5.00%                       6.08%       7.23%       7.55%       8.17%      8.68%
5.50%                       6.69%       7.95%       8.31%       8.99%      9.55%
6.00%                       7.30%       8.67%       9.06%       9.80%     10.42%
6.50%                       7.91%       9.39%       9.82%      10.62%     11.28%
7.00%                       8.525      10.12%      10.57%      11.44%     12.15%
7.50%                       9.12%      10.84%      11.33%      12.25%     13.02%
8.00%                       9.73%      11.56%      12.08%      13.07%     13.89%
8.50%                      10.34%      12.28%      12.84%      13.89%     14.76%
9.00%                      10.95%      13.01%      13.605      14.71%     15.63%
NOTE:  THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING
THE TAXABLE YIELD EQUIVALENT.   FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES
PAID ON COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL
DEDUCTIONS.
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

|     references  to  ratings,   rankings,  and  financial  publications  and/or
   performance comparisons of Shares to certain indices;

|  charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

|  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

|     information  about the  mutual  fund  industry  from  sources  such as the
   Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

Investors may judge the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and S&P and to data prepared by
Lipper Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL,
MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE NEW YORK TIMES,
BUSINESS WEEK, U.S.A. TODAY and local periodicals. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Advisor or Sub-Advisors in comparison to other investment
Advisors and to other institutions.

|  LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Government Fund and the NY Municipal Income Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature.

|     MORNINGSTAR,  INC., an independent rating service, is the publisher of the bi-weekly  MUTUAL  FUND  VALUES.  MUTUAL  FUND  VALUES  rates more than l,000
   NASDAQ-listed  mutual funds of all types,  according  to their  risk-adjusted returns.  The maximum rating is five stars, and ratings are effective for two weeks.

|  DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

|  STANDARD & POOR'S DAILY STOCK PRICE INDICES of 500 And 400 Common Stocks are
   composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard
   & Poor's figures.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and
Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the
Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable net asset value, the net asset value of the Income and Equity
Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available according to the Investment Company Institute.

INVESTMENT RATINGS

================================================================================

STANDARD AND POOR'S

LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P
assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics.
Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY'S INVESTORS SERVICE, INC.

LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH IBCA, INC./FITCH INVESTORS SERVICE, L.P.

LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

OTHER CONSIDERATIONS

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii)
evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii)
recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii)
the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDRESSES

================================================================================

VISION INTERMEDIATE TERM INCOME FUND

Class A Shares

VISION PENNSYLVANIA MUNICIPAL BOND FUND

Class A Shares

VISION MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH

Class A Shares

VISION MANAGED ALLOCATION FUND - MODERATE GROWTH

Class A Shares

VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH

Class A Shares

VISION SMALL CAP STOCK FUND

Class A Shares and Class B Shares

VISION INTERNATIONAL EQUITY FUND

Class A Shares and Class B Shares

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER AND CO-ADMINISTRATOR

Manufacturers and Traders Trust Company
One M&T Plaza

Buffalo, NY 14203

SUB-ADVISER TO VISION INTERNATIONAL EQUITY FUND
Brinson Partners, Inc.
209 South LaSalle Street

Chicago, IL 60604

SUB-ADVISER TO VISION SMALL CAP STOCK FUND
Martindale Andres & Company, Inc.
Four Falls Corporate Center

Suite 200
West Conshohocken, PA 19428

CO-ADMINISTRATOR

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

Vision Group of Funds

VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND
VISION INSTITUTIONAL PRIME MONEY MARKET FUND

Mutual fund shares are not bank deposits, not FDIC insured, not guaranteed and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Risks and Performance	1
What are the Funds' Fees and Expenses?	3
What are the Funds' Main Investments and Investment Techniques?	4
What are the Specific Risks of Investing in the Funds?	6
What do Shares Cost?	7
How are the Funds Sold?	8
How to Purchase Shares	9
How to Redeem Shares	10
How to Exchange Shares	11
Account and Share Information	11
Who Manages the Funds?	12
Financial Information	13
NOVEMBER 8, 2000

Fund Goals, Strategies, Risks
and Performance

This Prospectus of the Vision Group of Funds (the "Trust") relates only to the Vision Institutional Limited Duration U.S. Government Fund (the "Government Fund" ) and the Vision Institutional Prime Money Market Fund (the "Money Market Fund" ). Under separate prospectuses, the Trust offers 16 other portfolios, including Class A Shares of three Money Market Funds , four Income Funds , and three Managed Allocation Funds , and Class A and Class B Shares of six Equity Funds . Vision Treasury Money Market Fund and Vision Money Market Fund offer another class of shares, Class S Shares, under a separate prospectus. The following describes the investment goal (objective), strategy and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND

Goal

The Fund seeks current income, with preservation of capital as a secondary objective.

Strategy

The Fund normally invests substantially all, but under normal market conditions no less than 65%, of its total assets in obligations issued or supported as to principal and interest by the U.S. Government or its agencies and instrumentalities including mortgage-backed securities, asset-backed securities, variable and floating rate securities and zero coupon securities, and in repurchase agreements backed by such securities. The Fund expects to maintain a duration of less than three years under normal market conditions.

Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

PRINCIPAL RISKS OF THE FUND

The Fund Shares offered by this prospectus are not deposits or obligations of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Following are additional risks associated with investment in the Fund.

  The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt.
  The possibility that an issuer will default on a security by failing to pay interest or principal when due.

  The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.

VISION INSTITUTIONAL PRIME MONEY MARKET FUND

Goal

The Fund seeks current income with liquidity and stability of principal.

Strategy

The Fund is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Fund invests primarily in bank certificates of deposit, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations, asset-backed securities, securities issued or guaranteed by the U.S. government or its agencies and repurchase agreements backed by such obligations. The Fund may also invest in certain U.S. dollar denominated foreign securities.

Risk/Return Bar Chart and Table

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

PRINCIPAL RISKS OF THE FUND

The Fund Shares offered by this prospectus are not deposits or obligations of the Adviser, are not endorsed or guaranteed by the Adviser and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Fund attempts to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Vision Funds. The Following are additional risks associated with investments in the Fund.

  The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt.
  The possibility that an issuer will default on a security by failing to pay interest or principal when due.
  The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.
  The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decrease in a rising interest rate environment. This adversely affects the value of these securities.
  Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

What are the Funds' Fees and Expenses?

VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND
VISION INSTITUTIONAL PRIME MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment	Institutional Limited Duration U.S. Government Fund	Institutional Prime Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None

Annual Fund Operating Expenses Expenses That are Deducted From Fund Assets (as a percentage of projected average net assets)
Management Fee[1]	0.60%	0.50%
Distribution (12b-1) Fee2	0.25%	0.25%
Shareholder Services Fee3	0.25%	0.25%
Other Expenses	0.36%	0.23%
Total Annual Fund Operating Expenses	1.46%	1.23%
Total Waivers of Fund Expenses	0.70%	0.80%
Total Actual Annual Fund Operating Expenses (After Waivers)	0.76%	0.43%

1 Pursuant to a contractual agreement between the Advisor and the Funds, the advisor agrees for a one year period starting from the commencement of the Funds' operation, which is anticipated to occur on or about December 18, 2000, to waive its fees so that the Institutional Limited Duration U.S. Government Fund's Management Fee does not exceed 0.40% and the Institutional Prime Money Market Fund's Management Fee does not exceed 0.20%.

2 The Funds will not pay or accrue distribution (12b-1) fees for a one year period starting from the commencement of the Funds' operation, which is anticipated to occur on or about December 18, 2000, pursuant to a contractual agreement by the distributor. If a Fund were to accrue or pay distribution (12b-1) fees, it would be able to pay up to 0.25% of the Fund's average daily net assets. See "Fund Management, Distribution and Administration".

3 The Funds will not pay or accrue shareholder services fees for a one year period starting from the commencement of the Funds' operation, which is anticipated to occur on or about December 18, 2000, pursuant to a contractual agreement by the shareholder servicing agent. If a Fund were to accrue or pay shareholder services fees, it would be able to pay up to 0.25% of the Fund's average daily net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND	1 Year	3 Years
Vision Institutional Limited Duration U.S. Government Fund	$375	$637
Vision Institutional Prime Money Market Fund	$44	$258

What are the Funds' Main Investments and Investment Techniques?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre- payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

PORTFOLIO TURNOVER

The Government Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Government Fund may temporarily depart from its principal investment strategy by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Funds?

An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, the Adviser or any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

There can be no assurance that the investment objective of each Fund will be achieved. In addition, the Fund's investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in the Fund's portfolio, which may give rise to taxable gains.

The Money Market Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

What Do Shares Cost?

WHO MAY PURCHASE SHARES OF THE FUND?

Shares of each Fund are for institutional investors that are not natural persons (e.g., corporations, financial institutions, etc.), and that invest on their own behalf. To open an account, the first investment must be at least $100,000 for the Government Fund and $1 million for the Money Market Fund . The minimum investment amount to add to your existing Government Fund account is $1,000. No minimum is required to add to your existing Money Market Fund account. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. In special circumstances, these minimums may be waived or lowered at the Fund's discretion.

WHAT DO SHARES COST?

You can buy Shares of the Money Market Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined NAV. The NAV for a Fund is determined twice daily at 12:00 Noon (Eastern Time) and 3:00 p.m. (Eastern Time). In calculating NAV, the Fund's portfolio is valued using market prices.

The per share net asset value ("NAV") for the Government Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time, on days the New York Stock Exchange is open for business.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order and accepted by the Fund less any applicable sales charges as noted in the section on "How Do I Purchase Shares?" on any day that the New York Stock Exchange is open for business. For example: If you place a purchase order to buy shares of the Institutional Limited Duration U.S. Government Fund, it must be received by 4:00 p.m. Eastern time in order to receive the NAV calculated at 4:00 p.m. Eastern time. If your order is received after 4:00 p.m. Eastern time, you will receive the NAV calculated on the next day at 4:00 p.m. Eastern time.

HOW DO I PURCHASE SHARES?

You may purchase shares directly from a Fund by completing and mailing the Account Application and sending your payment to the Fund by check or wire.

You may also purchase shares through a broker/dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund's prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Fund by 3:00 p.m. (Eastern Time) to receive dividends on that day. Each Fund reserves the right to reject any purchase request. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a federal tax identification number.

SALES CHARGE WHEN YOU PURCHASE--SHARES OF THE INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND

Institutional Shares of Vision Institutional Limited Duration U.S. Government Fund are sold at the NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
$0 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or greater	0.00%, but 1% CDSC if redeemed in less than 1 year.	0.00%, but 1% CDSC if redeemed than 1 year

The sales charge at purchase may be reduced by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
  -- by you, your spouse, and your children under age 21; or
  -- of the same share class of two or more Vision Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a Letter of Intent (LOI) to purchase a specific dollar amount of Shares within 13 months (call your investment professional or see the Fund's purchase application for more information).

The sales charge may be eliminated when you purchase Shares:

  within 90 days of redeeming Shares of an equal or lesser amount of the redemption;
  within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;
  by exchanging Shares from the same share class of another Vision Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a current or retired Trustee or employee of the Fund, the Adviser, the Distributor, the Sub-adviser and their affiliates, and the immediate family members of these individuals;
  as an employee of a dealer which has a selling group agreement with the Distributor;
  as an investor referred by any sub-adviser to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., or M&T Bank's Mutual Fund Services at the time of purchase. If the Distributor or Mutual Fund Services is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

How are the Funds Sold?

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor for the sale and distribution of the Funds' Class A and Class B Shares. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Adviser, a subadviser, their affiliates or investment professionals for commissions advanced on the sale of Class B Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Funds have no present intention of paying or accruing 12b-1 fees on Class A Shares.

SHAREHOLDER SERVICES

The Funds have adopted a Shareholder Services Plan on behalf of each class of Shares, which is administered by Federated Administrative Services. M&T Bank acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

How to Purchase Shares

You may purchase Shares through M&T Bank, M&T Securities, Inc., or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

Payment may be made by check, federal funds wire or Automated Clearing House (ACH).

GOVERNMENT FUND

Purchase orders for the Government Fund must be received by 4:00 p.m. (Eastern time) in order to receive that day's closing NAV. Purchase orders through Automated Clearing House (ACH) must be received by 3:00 p.m. (Eastern time). For settlement of an order to occur, payment must be received on the next business day following the order.

The Fund reserves the right to reject any purchase request. The Fund does not issue share certificates.

MONEY MARKET FUND

Purchase orders for the Money Market Fund must be received by 3:00 p.m. (Eastern time) to receive that day's closing Fund's NAV and to begin earning dividends the next day. For settlement of an order to occur, payment must be received by wire by 3:00 p.m. (Eastern time) that same day.

THROUGH M&T BANK

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368).

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. (M&T Securities) call (800) 724-5445.

THROUGH AN AUTHORIZED DEALER

Contact your Authorized Dealer for specific instructions on how to purchase Shares.

PAYMENT BY CHECK

To purchase Shares of a Fund for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund) to:

Vision Group of Funds
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

PAYMENT BY WIRE

You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Fund's bank through the Federal Reserve System. Wire orders will only be accepted on days on which the Funds, M&T Bank and the Federal Reserve wire system are open.

Call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day. Some financial institutions may charge a fee for wire services.

PAYMENT BY AUTOMATED CLEARING HOUSE (ACH)

MONEY MARKET FUND

To place an order, call M&T Bank's Mutual Fund Services. Purchase orders for which payment will be made via ACH must be received by 3:00 p.m. (Eastern Time). This purchase option can be established by completing the appropriate sections of the account application.

CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM (GOVERNMENT FUND)

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $1,000 or more through automatic deductions from your checking or NOW deposit account. If you were a shareholder of the Governor Funds Limited Duration Government Securities Fund and had previously participated in a Systematic Investment Program, your minimum additional investment will continue to be $25.

The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

THROUGH AN EXCHANGE

You may purchase Shares of a Fund through an exchange from the same Share class of another Vision Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

How to Redeem Shares

The Funds redeem Shares at their NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut off times. Shares may be redeemed directly from the Funds by telephone or by mail.

BY TELEPHONE

To redeem Shares by telephone, call M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368). The proceeds will be sent via ACH to the account you previously designated at a domestic commercial bank that is a member of the Federal Reserve System.

GOVERNMENT FUND

If you call before 4:00 p.m. (Eastern time) you will receive a redemption amount based on that day's NAV. The proceeds of your redemption request will be wired to your account the next business day.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone/wire redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call M&T Bank's Mutual Fund Services for authorization forms.

MONEY MARKET FUND

To redeem shares, call by 3:00 p.m. (Eastern time). Proceeds will be sent via ACH or check.

Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

The Fund reserves the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection.

Shareholders who accept the telephone redemption service authorize the Vision Group of Funds and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone transactions.

BY WIRE

Proceeds of a wire order will be wired to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank account that is a member of the Federal Reserve system. Redemptions by wire can only be made on days the Federal Reserve wire system, M&T Bank and the Funds are open for business. Some financial institutions may charge a fee for wire services.

BY MAIL

You may redeem Shares by sending your written request to:

Vision Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

Your written request must include your name, the Fund's name, your account number, and the Share or dollar amount you wish to redeem. Please call M&T Bank's Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.

Normally, a check for the proceeds is mailed within one business day but in no event more than seven business days, after receipt of a proper written redemption request.

ADDITIONAL CONDITIONS

Signature Guarantees

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

  Redemption proceeds for Shares redeemed by mail are normally mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:
  to allow your purchase payment to clear;
  during periods of market volatility; or

when a shareholder's trade activity or amount adversely impacts a Funds ability to manage its assets.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, the Funds reserve the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

How to Exchange Shares

You may exchange Shares of the Funds for shares of another Vision Fund at the NAV next determined after the Fund receives the exchange in proper form, plus any applicable sales charge.

In order to exchange Shares you must:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account into the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call M&T Bank's Mutual Fund Services at (800) 836-2211.

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in Buffalo, (716) 635-9368).

Government Fund

Exchange instructions must be received by M&T Bank's Mutual Fund Services and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

Money Market Fund

Your telephone instructions must be received by M&T Bank by 11:00 a.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call M&T Bank's Mutual Fund Services for authorization forms.

Shareholders who accept the telephone exchange service authorize the Vision Group of Funds and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Fund, the shareholder may be liable for losses due to unauthorized or fraudulent telephone transactions.

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

Vision Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

All written requests must include your name, the Fund's name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

Account and Share Information

CORPORATE RESOLUTIONS

Corporations, trusts and institutional organizations may be required to furnish evidence of the authority of persons designated on the account application to effect transaction on behalf of the organization.

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Fund	Dividends Declared/ Dividends Paid
Institutional Limited Duration U.S. Government Fund	Monthly/Monthly
Institutional Prime Money Market Fund	Daily/Monthly

Dividends (if any) are paid to shareholders invested in a Fund on the record date.

The Money Market Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. In addition, the Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

The Government Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds' distributions are expected to be primarily dividends.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, M&T Bank. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14240.

The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of December 31, 1999, M&T Bank had over $6.0 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 2000. As of December 31, 1999, M&T Bank managed $1.8 billion in net assets of money market funds and $300 million in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund's to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from the Fund, equal to a percentage of each Fund's average daily net assets as follows:

Fund	Advisory Fee
Institutional Limited Duration U.S. Government Fund	0.60%
Institutional Prime Money Market Fund	0.50%

The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

PORTFOLIO MANAGERS

Robert J. Truesdell and Mark Tompkins are responsible for the day-to-day management of the Institutional Limited Duration U.S. Government Fund . In addition to his responsibilities with respect to this Fund, Mr. Truesdell manages individual investment accounts and oversees the investment activities of M&T Bank's money market and fixed income products as well as the money market funds in the Vision Group of Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. Mr. Truesdell holds an MBA in Accounting from the State University of New York at Buffalo.

Mark Tompkins is a Senior Portfolio Manager in M&T Capital Advisors Group. He is responsible for managing fixed income portfolios and the trading of fixed income securities for trust accounts. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

Financial Information

FINANCIAL HIGHLIGHTS

Each Fund's fiscal year end is April 30. As this is the Funds' first fiscal year, financial information is not yet available.

Vision Institutional
Limited Duration
U.S. Government Fund

Vision Institutional
Prime Money Market Fund

NOVEMBER 8, 2000

A Statement of Additional Information (SAI) dated November 8, 2000 is incorporated by reference into this Prospectus. Additional information about the Fund's investments is available in the Funds' SAI and, after the Funds have begun operations, in their Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

SEC File No. 811-5514
Cusip 92830F653
Cusip 92830F646

25924 (11/00)

                              VISION GROUP OF FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 8, 2000

====================================================================================

====================================================================================

                    VISION INSTITUTIONAL PRIME MONEY MARKET FUND

====================================================================================

====================================================================================

             VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND

====================================================================================

====================================================================================

====================================================================================

====================================================================================

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the Prospectus for the Funds dated November 8, 2000.

Obtain the Prospectus without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).

CONTENTS

====================================================================================
HOW ARE THE FUNDS ORGANIZED?                                       1
SECURITIES IN WHICH THE FUNDS INVEST                                     1
INVESTMENT RISKS                                             8
FUNDAMENTAL INVESTMENT OBJECTIVES                                 10
INVESTMENT LIMITATIONS                                            11
DETERMINING MARKET VALUE OF SECURITIES                                  13
WHAT DO SHARES COST?                                              14
HOW ARE THE FUNDS SOLD?                                     15
EXCHANGING SECURITIES FOR SHARES                                  15
SUBACCOUNTING SERVICES                                            15
REDEMPTION IN KIND                                                15
ACCOUNT AND SHARE INFORMATION                                     16
TAX INFORMATION                                                   16
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?                   16
HOW DO THE FUNDS MEASURE PERFORMANCE?                             20
INVESTMENT RATINGS                                                23
ADDRESSES                                             BACK COVER PAGE

CUSIP 92830F653
CUSIP 92830F646

 25926 (11/00)

HOW ARE THE FUNDS ORGANIZED?

====================================================================================
The Vision Institutional Prime Money Market Fund (the "Money Market Fund") and
the Vision Institutional Limited Duration U.S. Government Fund (the "Government
Securities Fund") are diversified portfolios of Vision Group of Funds (Trust).
The Trust is an open-end, management investment company that was established as a business trust under the laws of the State of Delaware on August 11, 2000. The
Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Funds' investment adviser is Manufacturers and Traders Trust Company (M&T
Bank) (Adviser).

====================================================================================

====================================================================================

SECURITIES IN WHICH THE FUNDS INVEST

====================================================================================
In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities area:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

MONEY MARKET FUND AND GOVERNMENT SECURITIES FUND

-----------------------------------------------------------
                           INSTITUTIONAL INSTITUTIONAL

                               PRIME MONEY LIMITED

                              MARKET FUND DURATION

                                                 U.S.

                                              GOVERNMENT
                                                 FUND

-----------------------------------------------------------
FIXED INCOME SECURITIES              P             P

-------------------------------
-----------------------------------------------------------
  Treasury Securities                P             P
-------------------------------
-----------------------------------------------------------
  Agency Securities                  A             P
-----------------------------------------------------------
-----------------------------------------------------------
  Corporate Debt Securities1         A             A
-----------------------------------------------------------
-----------------------------------------------------------
  Commercial Paper2                  A             A
-----------------------------------------------------------
-----------------------------------------------------------
  Demand Instruments3                A             A
-----------------------------------------------------------
-----------------------------------------------------------
  Taxable Municipal Securities       A             A
-----------------------------------------------------------
---------------------------------------------
  Mortgage Backed Securities         A             P
---------------------------------------------
-----------------------------------------------------------
  Asset Backed Securities4           A             A
-----------------------------------------------------------
-----------------------------------------------------------
  Zero Coupon Securities             A             A
-----------------------------------------------------------
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  Bank Instruments5                  A             A
-----------------------------------------------------------
-----------------------------------------------------------
    Foreign Government               A             N
Securities
-----------------------------------------------------------
-----------------------------------------------------------
TAX EXEMPT SECURITIES6               A             N
-----------------------------------------------------------
-----------------------------------------------------------
  Variable Rate Demand               A             A
Instruments
-----------------------------------------------------------
-----------------------------------------------------------
DERIVATIVE CONTRACTS                 N             A
-----------------------------------------------------------
-----------------------------------------------------------
  Futures Contracts                  N             A
-----------------------------------------------------------
-----------------------------------------------------------
  Options                            N             A
-------------------------------              --------------
-----------------------------------------------------------
SPECIAL TRANSACTIONS                 P             A
-----------------------------------------------------------
-------------------------------              --------------
  Repurchase Agreements              P             A
-----------------------------------------------------------
-----------------------------------------------------------
  Reverse Repurchase                 A             A
Agreements
-----------------------------------------------------------
-----------------------------------------------------------
  Delayed Delivery                   A             A
Transactions
-----------------------------------------------------------
-----------------------------------------------------------
  Securities Lending                 N             A
-----------------------------------------------------------
-----------------------------------------------------------
  Asset Coverage                     A             A
-----------------------------------------------------------
-----------------------------------------------------------
INVESTING IN SECURITIES OF           A             A
OTHER INVESTMENT COMPANIES

-----------------------------------------------------------
1. Rated in the top four rating categories (with respect to the Money Market
   Fund, rated in the top two rating categories) of a nationally recognized statistical rating organization (NRSRO), or, if unrated, of comparable quality as determined by the Adviser. If a security's rating is lowered, the
   Adviser will assess whether to sell the security, but is not required to do
   so.

------------------------------------------------------------------------------------
2. With respect to the Government Securities Fund, rated at the time of purchase in the top three ratings categories by Moody's Investors Service (Moody's),
   Standard & Poor's (S&P) or Fitch IBCA, Inc. (Fitch), respectively, or, if unrated, of comparable quality as determined by the Adviser. With respect to the Money Market Fund, rated at the time of purchase A-2 or better by S&P or
   Prime-2 or better by Moody's or, if unrated, of comparable quality as determined by the Adviser. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.

3. With respect to the Government Securities Fund, rated at the time of purchase
   Aaa, Aa, or A by Moody's, or AAA, AA, or A by S&P's or by Fitch, or, if
   unrated, of comparable quality as determined by the Adviser. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.

4. The Government Securities Fund may invest in asset backed securities which, at the time of purchase, are rated in the top three rating categories by an
   NRSRO. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.

5. The Money Market Fund may make interest-bearing savings deposits in commercial banks and savings banks not in excess of 5% of the Fund's total assets. The Money Market Fund may not invest more than 25% of the value of its total assets at the time of purchase in U.S. dollar-denominated obligations of foreign banks and foreign branches of U.S. banks.

6.    Which are in one of the top two rating categories of an NRSRO.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   TREASURY SECURITIES

   Treasury securities are direct obligations of the federal government of the
   United States. Treasury securities are generally regarded as having the lowest credit risks.

   AGENCY SECURITIES

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
   United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
   GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

   The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

   CORPORATE DEBT SECURITIES

   Corporate debt securities are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
   securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   COMMERCIAL PAPER

   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   DEMAND INSTRUMENTS

   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated
   maturity may extend beyond one year.

   MUNICIPAL SECURITIES

   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   MORTGAGE BACKED SECURITIES

   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

      CMOs, including interests in real estate mortgage investment conduits
      (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

         SEQUENTIAL CMOS

         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay
         CMOs reduces the prepayment risks of subsequent classes.

         PACS, TACS AND COMPANION CLASSES

         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.
         This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOS AND POS

         CMOs may allocate interest payments to one class (Interest Only or IOs)
         and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         FLOATERS AND INVERSE FLOATERS

         Another variant allocates interest payments between two classes of
         CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
         receives any remaining interest payments from the underlying mortgages.
         Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the
         Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z CLASSES AND RESIDUAL CLASSES

         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.
         Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

   ASSET BACKED SECURITIES

   Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   BANK INSTRUMENTS

   Bank  instruments  are  unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates  of deposit and banker's  acceptances.  Yankee  instruments are  denominated in U.S.  dollars and
   issued  by  U.S.   branches  of  foreign  banks.   Eurodollar   instruments   are
   denominated  in U.S.  dollars and issued by non-U.S.  branches of U.S. or foreign banks.

   ZERO COUPON SECURITIES

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   VARIABLE RATE DEMAND INSTRUMENTS

   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.
   The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

FOREIGN GOVERNMENT SECURITIES AND FOREIGN MONEY MARKET INSTRUMENTS Foreign
government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions.
Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European
Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

The Prime Money Market Fund may also invest in Eurodollar Certificates of
Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United
States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time
Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Yankee Certificates of Deposit
("Yankee CDs") which are certificates of deposit issued by U.S. branches of a foreign bank denominated in U.S. dollars and held in the United States; Canadian
Commercial Paper ("CCP"), which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian subsidiary of a U.S. corporation;
and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer which, in each case, is rated at the time of purchase by one or more appropriate NRSROs in one of the two highest rating categories for short-term debt obligations or, if not rated, determined by the Adviser to be of comparable quality to instruments that are so rated. Under normal market conditions, the
Prime Money Market Fund will not invest more than 20% of its total assets in such foreign securities.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks.
OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Government Securities Fund may trade in the following types of derivative contracts.

   FUTURES CONTRACTS

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
   Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   The Fund may buy/sell financial futures contracts.

   OPTIONS

   Options are rights to buy or sell an underlying asset for a specified price
   (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call options on portfolio  securities  in  anticipation  of an increase in the value of the underlying asset;

|  Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted)
   to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted)
   to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

INVESTMENT RATINGS FOR THE MONEY MARKET FUND

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group
("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+,
F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory
Compliance."

SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS

   Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   REVERSE REPURCHASE AGREEMENTS

   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   DELAYED DELIVERY TRANSACTIONS

   Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      TO BE ANNOUNCED SECURITIES (TBAS)

      As with other delayed delivery transactions, a seller agrees to issue a
      TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security.
      TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   SECURITIES LENDING

   The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower.
   The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The
   Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.

   ASSET COVERAGE

   In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
   Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash.

INVESTMENT RISKS

====================================================================================

There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below.

LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS

The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies and banks may not provide information (including financial statements) as frequently or to as great an extent as companies in the United
States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent the Money Market Fund invests in foreign securities, its portfolio securities may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as
Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities.
For example, their prices are more volatile and their trading market may be more limited.

FUNDAMENTAL INVESTMENT OBJECTIVES

====================================================================================

The Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The Government Securities Fund's investment objective is to seek current income, with preservation of capital as a secondary objective.

The Funds' investment objectives are fundamental policies and may not be changed without a vote of the shareholders of the applicable Fund.

INVESTMENT  LIMITATIONS -  INSTITUTIONAL  PRIME MONEY MARKET FUND AND  INSTITUTIONAL
LIMITED DURATION U.S. GOVERNMENT FUND
====================================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

      The Money Market Fund will not:

      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the
Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) there is no limitation with respect to domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments; (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d)
utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

      3. Borrow money or issue senior securities except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits the Fund to borrow up to one-third the value of its total assets at the time of such borrowing.) So long as the Fund's borrowings, including reverse repurchase agreements and dollar roll agreements, exceed 5% of such Fund's total assets, the Fund will not acquire any portfolio securities.

      4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

      5.    Underwrite the securities issued by other persons,  except to the extent that the Fund may be deemed to be an underwriter  under certain  securities  laws in the disposition of "restricted securities";

      6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

      7. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

      The Government Securities Fund will not:

      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the
Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c)
utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry).

      3. Borrow money or issue senior securities except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

      4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

      5. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

      6.    Underwrite the securities issued by other persons,  except to the extent that the Fund may be deemed to be an underwriter  under certain  securities  laws in the disposition of "restricted securities";

      7. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

      8. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund.

      1. Both Funds may not purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

      2.    Both Funds may not mortgage or  hypothecate  the Fund's assets in excess of one-third of such Fund's total assets.

      3. The Money Market Fund may not engage in any short sales. However, the
Government Securities Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

      4. The Money Market Fund will limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of its total assets at the time of purchase, except for 25% of the value of their total assets which may be invested in First Tier Securities of any one issuer for a period of up to three business days, in order to comply with Securities and
Exchange Commission regulations relating to money market funds.

      5. The Money Market Fund may not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

      6. The Government Securities Fund may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

      If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

PORTFOLIO TURNOVER

      The portfolio turnover rate for Government Securities Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The
Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

      The portfolio turnover rate for the Government Securities Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Government Securities Fund and may result in additional tax consequences to the Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

REGULATORY COMPLIANCE

The Money Market Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Money
Market Fund will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Fund will determine the effective maturity of their investments according to the Rule. The Money
Market Fund may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

DETERMINING MARKET VALUE OF SECURITIES

====================================================================================

MONEY MARKET FUND

The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule")
promulgated by the Securities and Exchange Commission under the Investment
Company Act of 1940. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

GOVERNMENT SECURITIES FUND

Market values of the Government Securities Fund's portfolio securities are determined as follows:

| for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

| futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
  Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The
  Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

| for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|     for all other  securities  at fair  value as  determined  in good faith by the
  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

====================================================================================

The Government Securities Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more
Vision Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUNDS

The following individuals and their immediate family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts associated with their purchases:

|     current and retired  employees and directors of M&T Bank, M&T Bank Corporation and their subsidiaries;

|     current and former Trustees of the Trust;

|     clients of the M&T Capital Advisers and Trust Groups of M&T Bank;

|     employees  (including  registered  representatives)  of a dealer  which  has a selling  group  agreement  with  the  Funds'  distributor  and  consents  to such purchases;

|     current and retired employees of any sub-adviser to the Vision Funds; and

|  investors referred by any sub-adviser to the Vision Funds. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES
Investors may purchase Shares of each Fund at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or (ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and
M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must be presented satisfactory evidence of the redemption. Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund Shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase Shares of a Fund under this
"no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Trust, the Funds or a Fund's shareholders.

HOW ARE THE FUNDS SOLD?

====================================================================================

Under  the  Distributor's   Contract  with  the  Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Funds may pay M&T Bank for providing shareholder services and maintaining shareholder accounts. M&T Bank may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor
(but not out of Fund assets) or Adviser. The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

====================================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

====================================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

====================================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

====================================================================================

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

TAX INFORMATION

====================================================================================

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Money Market Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

====================================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is comprised of eight funds and is the only investment company in the Fund Complex.

-------------------------------------------------------------- ------------
NAME                  PRINCIPAL OCCUPATIONS                       TOTAL

BIRTH DATE          --FOR PAST FIVE YEARS                      COMPENSATION
ADDRESS               ---------------------------------------     FROM
POSITION WITH TRUST                                              TRUST*
                      ---------------------------------------

RANDALL I. BENDERSON  President and Chief Operating Officer,     $8,000
--------------------  Benderson Development Company, Inc.
570 Delaware Avenue   (construction).
Buffalo, NY
Birth date: January

12, 1955

TRUSTEE

-------------------------------------------------------------- ------------
JOSEPH J. CASTIGLIA   Director, The Energy East Corp., and       $8,000
Roycroft Campus       its subsidiary New York State Electric
21 South Grove        & Gas Corp.; Sevenson Environmental
Street, Suite 291     Services, Inc.; Blue Cross & Blue
East Aurora, NY       Shield of Western New York, a division
14052                 of HealthNow New York, Inc.; and
Birth date: July      Former President, Chief Executive
20, 1934              Officer and Vice Chairman, Pratt &
                      Lambert United, Inc. (manufacturer of

TRUSTEE               paints and chemical specialties).

---------------------
                    ------------------------------------------ ------------
MARK J. CZARNECKI#+ Executive Vice President, M&T Bank, $0 5122 Eastbrooke
division head for M&T Bank's Place investment area, M&T Investment Group.

Williamsville, NY

14221
Birth date:

November 3, 1955

TRUSTEE

                    ------------------------------------------ ------------
DANIEL R. GERNATT,    President and CFO of Gernatt Asphalt       $8,000
JR.                   Products, Inc.; Executive Vice
Richardson & Taylor   President, Dan Gernatt Gravel
Hollow Roads          Products, Inc.; Vice President,
Collins, NY           Countryside Sand & Gravel, Inc.
Birth  date: July
14, 1940

TRUSTEE

-------------------------------------------------------------- ------------
GEORGE K.             Retired President, Brand Name Sales,       $7,500
HAMBLETON, JR.        Inc. (catalog showroom business);
1003 Admiral's Walk   Retired President, Hambleton & Carr,
Buffalo, NY           Inc. (catalog showroom business).
Birth date:
February 8, 1933

TRUSTEE

-------------------------------------------------------------- ------------
EDWARD C. GONZALES    President, Executive Vice President          $0
Federated Investors   and Treasurer of other funds
Tower                 distributed by Federated Securities
Pittsburgh, PA        Corp.; Vice Chairman, Federated
Birth date: October   Investors, Inc.; Trustee, Federated
22, 1930              Administrative Services; formerly:
                      Trustee or Director of other funds
PRESIDENT AND         distributed by Federated Securities
TREASURER             Corp.; CEO and Chairman, Federated

                      Administrative Services; Vice
                      President, Federated Investment
                      Management Company, Federated
                      Investment Counseling, Federated
                      Global Investment Management Corp.
                      and Passport Research, Ltd.; Director
                      and Executive Vice President,
                      Federated Securities Corp.; Director,
                      Federated Services Company; Trustee,
                      Federated Shareholder Services Company.

                    ---
--------------------- ---------------------------------------- ------------
BETH S. BRODERICK     Vice President, Mutual Fund Services         $0
Federated Investors   Division, Federated Services Company.
Tower
Pittsburgh, PA
Birth date: August

2, 1965

VICE PRESIDENT AND
ASSISTANT TREASURER

-------------------------------------------------------------- ------------
C. TODD GIBSON        Corporate Counsel, Federated                 $0
Federated Investors   Investors, Inc.; Assistant Vice
Tower                 President, Federated Services Company.
Pittsburgh, PA
Birth date: May 17,
1967

SECRETARY

-------------------------------------------------------------- ------------

* This compensation reflects payments made to the Trust's Trustees by Vision
Group of Funds, Inc. (Corporation) in their capacity as Directors of the
Corporation. The Corporation reorganized into the Trust on November 8, 2000 (See
"How are the Funds Organized?")

# Denotes a Trustee who is deemed to be an interested person as defined in the
1940 Act.

+ Mr. Czarnecki became a member of the Board of Trustees on October 23, 2000. He did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
The Adviserand its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company (FSC) and M&T Bank serve as co-administrators to the
Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services are provided for an aggregate annual fee as specified below:

Fees Payable to FSC

                           AVERAGE AGGREGATE DAILY NET

---------------------------ASSETS OF THE  VISION  GROUP
MAXIMUM FEE                OF FUNDS
0.06%                      on the first $2 billion
0.03%                      on the next $3 billion
0.015%                     on  assets  in  excess of $5
                           billion

------------------------------------------------------------------------------------

Fees Payable to M&T

                           AVERAGE AGGREGATE DAILY NET

---------------------------ASSETS OF THE  VISION  GROUP

MAXIMUM FEE                OF FUNDS
0.04%                      on the first $5 billion
0.015%                     on  assets  in  excess of $5
                           billion

------------------------------------------------------------------------------------

FSC, through its affiliate Federated Shareholder Services Company (FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Funds for these transfer agency services.

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by
State Street Bank. State Street Bank also provides financial administration and fund accounting services to the Funds for an aggregate annual fee of 0.045% of the Funds' average daily net assets.

INDEPENDENT AUDITORS

The independent auditors for the Fund, Ernst & Young LLP, plans and performs its audit so it may provide an opinion as to whether each Fund's financial statements and financial highlights are free of material misstatement.

 HOW DO THE FUNDS MEASURE PERFORMANCE?

====================================================================================

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares of the Government Securities Fund are calculated by dividing: (i) the net investment income per Share earned by the Shares over a
30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Fund are based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

|     references   to  ratings,   rankings,   and  financial   publications   and/or
   performance comparisons of Shares to certain indices;

|  charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

|  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

|     information   about  the  mutual  fund  industry  from  sources  such  as  the
   Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

|     LIPPER  ANALYTICAL  SERVICES,  INC. ranks funds in various fund  categories by making  comparative  calculations  using total return.  Total return  assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into account any change in net asset value over a specific  period of time.  From time to time,  the  Government  Fund and the NY Municipal  Income Fund will quote their Lipper  rankings in the "General U.S.  Government  Funds" and the "New York
   Municipal  Bond  Funds"  categories,   respectively,  in  advertising  and  sales
   literature. (All Funds)

|     LEHMAN BROTHERS  GOVERNMENT (LT) INDEX is an index composed of bonds issued by the U.S.  government or its agencies  which have at least $1 million  outstanding in principal and which have maturities of ten years or longer.  Index figures are total return figures calculated monthly. (Government Securities Fund)

|     LEHMAN   BROTHERS   GOVERNMENT/CORPORATE   TOTAL   INDEX   is   comprised   of
   approximately  5,000 issues which include  non-convertible  bonds publicly issued by the U.S.  government or its agencies;  corporate bonds  guaranteed by the U.S.
   government  and  quasi-federal  corporations;  and publicly  issued,  fixed-rate, non-convertible  domestic bonds of companies in industry,  public utilities,  and finance.  Tracked by Lehman  Brothers,  the index has an average maturity of nine years. It calculates  total returns for one month,  three months,  twelve months, and ten year periods, and year-to-date. (Government Securities Fund)

|     LEHMAN  BROTHERS  AGGREGATE BOND INDEX is a total return index  measuring both the capital  price  changes and income  provided  by the  underlying  universe of securities,  weighted by market value  outstanding.  The Aggregate  Bond Index is comprised of the Lehman  Brothers  Government  Bond Index,  Corporate Bond Index,
   Mortgage-Backed  Securities  Index  and the  Yankee  Bond  Index.  These  indices include:  U.S.  Treasury  obligations,  including  bonds and notes;  U.S.  agency obligations,  including  those of the Farm Credit System,  including the National
   Bank for  Cooperatives  and Banks for  Cooperatives;  foreign  obligations,  U.S.
   investment-grade  corporate debt and mortgage-backed  obligations.  All corporate debt included in the Aggregate  Bond Index has a minimum  rating of BBB by S&P or
   Fitch, or a minimum rating of Baa by Moody's. (Government Securities Fund)

|     MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S.
   government or any agency thereof.  These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's
   Investors Service, Inc.  Only notes and bonds with a minimum maturity of one year are included. (Government Securities Fund)

|     AMEX  MARKET  less  than $10  million  at the  start  and at the  close of the performance measurement period.  Corporate instruments must be rated by S&P or by
   Moody's  as  investment  grade  issues  (i.e.,  BBB/Baa or  better).  (Government
   Securities Fund)

|  MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the
   Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by
   S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).
   (Government Securities Fund)

|     SALOMON   BROTHERS  AAA-AA   CORPORATE  INDEX   calculates  total  returns  of
   approximately 775 issues which include  long-term,  high grade domestic corporate taxable  bonds,  rated  AAA-AA  with  maturities  of  twelve  years  or more  and companies in industry,  public  utilities,  and finance.  (Government  Securities
   Fund)

|     SALOMON  BROTHERS  LONG-TERM  HIGH GRADE  CORPORATE BOND INDEX is an unmanaged index of long-term high grade  corporate bonds issued by U.S.  corporations  with maturities ranging from 10 to 20 years. (Government Securities Fund)

|     LEHMAN BROTHERS INTERMEDIATE  GOVERNMENT/CORPORATE  BOND INDEX is an unmanaged
   index   comprised   of   all   the   bonds   issued   by  the   Lehman   Brothers
   Government/Corporate  Bond Index with maturities  between 1 and 9.99 years. Total return is based on price  appreciation/depreciation and income as a percentage of
   the   original   investment.   Indices   are   rebalanced   monthly   by   market
   capitalization. (Government Securities Fund)

|     THE SALOMON  BROTHERS  TOTAL  RATE-OF-RETURN  INDEX for mortgage  pass-through securities  reflects the entire mortgage  pass-through  market and reflects their special  characteristics.  The index  represents data aggregated by mortgage pool and coupon  within a given sector.  A  market-weighted  portfolio is  constructed considering all newly created pools and coupons. (Government Securities Fund)

|     THE MERRILL  LYNCH  TAXABLE  BOND  INDICES  include  U.S.  Treasury and agency issues  and were  designed  to keep pace  with  structural  changes  in the fixed income  market.  The  performance  indicators  capture  all rating  changes,  new issues, and any structural changes of the entire market.  (Government  Securities
   Fund)

|     LEHMAN  BROTHERS  GOVERNMENT  INDEX is an  unmanaged  index  comprised  of all publicly issued,  non-convertible  domestic debt of the U.S.  government,  or any
   agency  thereof,   or  any  quasi-federal   corporation  and  of  corporate  debt
   guaranteed  by  the  U.S.  government.  Only  notes  and  bonds  with  a  minimum outstanding  principal  of $1  million  and a  minimum  maturity  of one year are included. (Government Securities Fund)

|     CONSUMER  PRICE INDEX is generally  considered  to be a measure of  inflation.
   (All Funds)
|  SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

|  BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the
   Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas.
   Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used.
   Rates are subject to change at any time specified by the institution.

|  DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its MONEY MARKET INSIGHT publication reports monthly and year-to-date investment results for the same money funds.

|     MORNINGSTAR,  INC., an  independent  rating  service,  is the publisher of the
   bi-weekly  MUTUAL  FUND  VALUES.   MUTUAL  FUND  VALUES  rates  more  than  l,000
   NASDAQ-listed  mutual  funds  of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective  for two weeks. (All Funds)

From time to time, the Money Market Fund will quote their Lipper rankings in the
"money market instrument funds" category in advertising and sales literature.
Investors may use such a reporting service in addition to the Funds'
prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and
Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the
Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable net asset value, the net asset value of the Income and Equity
Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available according to the Investment Company Institute.

INVESTMENT RATINGS

====================================================================================

STANDARD AND POOR'S

LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P
assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics.
Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY'S INVESTORS SERVICE, INC.

LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH IBCA, INC./FITCH INVESTORS SERVICE, L.P.

LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

OTHER CONSIDERATIONS

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii)
evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii)
recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii)
the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDRESSES

====================================================================================

VISION INSTITUTIONAL PRIME MONEY MARKET FUND

VISION INSTITUTIONAL LIMITED DURATION U.S. GOVERNMENT FUND

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER AND CO-ADMINISTRATOR

Manufacturers and Traders Trust Company
One M&T Plaza

Buffalo, NY 14203

CO-ADMINISTRATOR

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

Vision Group of Funds

CLASS A SHARES

Vision Treasury Money Market Fund
Vision Money Market Fund
Vision New York Tax-Free Money Market Fund
Vision U.S. Government Securities Fund
Vision New York Municipal Income Fund

CLASS A SHARES AND CLASS B SHARES

Vision Large Cap Value Fund (formerly, Vision Equity Income Fund)
Vision Mid Cap Stock Fund
Vision Large Cap Growth Fund
Vision Large Cap Core Fund

Mutual fund shares are not bank deposits, not FDIC insured, not guaranteed and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Fund Goals, Strategies, Risks and Performance	1
What are the Funds' Fees and Expenses?	11
What are the Equity Funds' Investment Strategies?	13
What are the Funds' Main Investments and Investment Techniques?	15
Specific Risks of Investing in the Funds	17
What do Shares Cost?	19
How are the Funds Sold?	21
How to Purchase Shares	21
How to Redeem Shares	23
How to Exchange Shares	24
Account and Share Information	25
Who Manages the Funds?	26
Financial Information	28

JUNE 30, 2000
(Revised August 22, 2000 and November 8, 2000)

Fund Goals, Strategies, Risks and Performance

This Prospectus of the Vision Group of Funds (the "Trust") offers Class A Shares of five portfolios, including three Money Market Funds and two Income Funds and Class A and Class B Shares of four Equity Funds. Under separate prospectuses, the Trust offers 9 portfolios, including one Money Market Fund, three Income Funds and five Equity Funds. Vision Treasury Money Market Fund and Vision Money Market Fund offer another class of shares, Class S Shares, under a separate prospectus. The following describes the investment goals (objectives), strategies and principal risks of each Fund. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

PERFORMANCE

On the following pages are performance information for each Fund and its Class A Shares and Class B Shares, if applicable. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.

For Funds that offer both Class A and B Shares (Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund ), the SEC requires us to show Class A Shares because it has the longest operating history.

BAR CHARTS

The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares.

Average Annual Total Return

Following the bar chart is a performance table showing the Average Annual Total Return for Class A Shares and Class B Shares, if applicable of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 1999. The Funds' total return figures reflect the maximum sales charge that could apply (except for the Money Market Funds, which do not impose a sales charge). The market indices are unmanaged and are not adjusted for any sales charge, expenses or other fees the SEC requires to be reflected in the Fund's performance. You cannot invest directly in an index.

MONEY MARKET FUNDS

Money Market Funds are subject to strict regulatory limitations on their permissible investments, which are designed to allow the Funds to maintain a stable share price of $1.00. These limitations govern diversification (how much of their assets can be invested in any one issuer), credit quality, and length of maturity. For example the securities in which the Funds invest must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

VISION TREASURY MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund pursues its goal by investing primarily in a diversified portfolio of direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations. These obligations are high quality, short-term investments that generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold without a sales charge (load).

The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.24%.

Within the periods shown in the Chart, the Fund's Class A Shares highest quarterly return was 1.86% (quarter ended September 30, 1990). Its lowest quarterly return was 0.68% (quarter ended June 30, 1993).

Average Annual Total Return

The following table represents the Fund's Class A Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Class A Shares
1 Year	4.38%
5 Years	4.88%
10 Years	4.70%

The Fund's Class A Shares 7-Day Net Yield as of December 31, 1999 was 4.51%.

Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund pursues its goal by investing in a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold without a sales charge (load).

The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.32%.

Within the periods shown in the Chart, the Fund's Class A Shares highest quarterly return was 1.95% (quarter ended June 30, 1990). Its lowest quarterly return was 0.71% (quarter ended June 30, 1993).

Average Annual Total Return

The following table represents the Fund's Class A Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Class A Shares
1 Year	4.61%
5 Years	5.03%
10 Years	4.87%

The Fund's Class A Shares 7-Day Net Yield as of December 31, 1999 was 5.12%.

Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION NEW YORK TAX-FREE MONEY MARKET FUND

Goal

To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Strategy

The Fund pursues its goal by investing in a portfolio of high-quality, short-term tax-exempt debt obligations (municipal securities) that generally mature in 397 days or less from the time of investment. The dollar-weighted average maturity of the Fund will not exceed 90 days. Under normal market conditions, the Fund intends to invest at least 80% of its net assets in debt obligations that pay interest exempt from federal regular income tax. When possible, the Fund intends to invest, under normal market conditions, at least 80% of its net assets in securities issued by the State of New York and its political subdivisions (New York municipal securities). If the Fund pays dividends from interest it earns on its New York municipal securities investments, the dividends will be exempt from federal regular income tax, as well as New York State and New York City income taxes.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load).

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 0.76%.

Within the periods shown in the Chart, the Fund's highest quarterly return was 1.29% (quarter ended September 30, 1990). Its lowest quarterly return was 0.38% (quarters ended September 30, 1992 and March 31, 1993).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Return for the calendar periods ended December 31, 1999.

Fund
1 Year	2.71%
5 Years	3.02%
10 Years	2.97%

The Fund's 7-Day Net Yield as of December 31, 1999 was 4.04%.

Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Income Funds

VISION U.S. GOVERNMENT SECURITIES FUND

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

The Fund pursues its goal by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting of securities that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage-backed securities, including Adjustable Rate Mortgage Securities (ARMS) and Collateralized Mortgage Obligations (CMOs) are included within the definition of "U.S. Government Securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset-backed securities, etc.).

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 3.13%.

Within the period shown in the Chart, the Fund's highest quarterly return was 6.45% (quarter ended June 30, 1995). Its lowest quarterly return was (2.81%) (quarter ended June 30, 1994).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index (LBABI), a broad-based market index. LBABI is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. Agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	Class A	LBABI
1 Year	(6.74%)	(0.82%)
5 Years	5.85%	7.73%
Start of Performance[1]	3.68%	5.67%

1 The Fund's start of performance date was September 22, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION NEW YORK MUNICIPAL INCOME FUND

Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

The Fund pursues its goal by investing primarily in securities that pay interest which is exempt from federal regular income tax and personal income taxes imposed by the State of New York and New York municipalities. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities that pay interest which is exempt from federal regular income tax. However, the interest on these securities may be subject to the federal alternative minimum tax or "AMT." Under normal market conditions, at least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the State of New York, its political subdivisions or agencies that pay interest which is exempt from the personal income tax imposed by the State of New York and New York municipalities.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's total return for the three-month period from January 1, 2000 to March 31, 2000 was 3.83%.

Within the period shown in the Chart, the Fund's highest quarterly return was 6.57% (quarter ended March 31, 1995). Its lowest quarterly return was (4.48%) (quarter ended March 31, 1994).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers State General Obligation Bond Index (LSGOBI), and the Lehman Brothers New York Tax-Exempt Index (LBNYTEI), broad-based market indexes. LSGOBI is an index comprised of all state obligation debt issues. LBNYTEI is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

	Class A	LSGOBI	LBNYTEI
1 Year	(9.07%)	(1.13%)	(2.04%)
5 Years	4.93%	6.75%	7.15%
Start of Performance[1]	3.49%	4.79%	5.07%

1 The Fund's start of performance date was September 22, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Equity Funds

VISION LARGE CAP VALUE FUND

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental consideration.

Strategy

The Fund pursues its goal by investing primarily in a diversified portfolio of income-producing equity securities of U.S. companies that are considered "large cap." Equity securities include common and preferred stocks, as well as convertible securities. The adviser uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was (0.64%).

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 18.26% (quarter ended December 31, 1998). Its lowest quarterly return was (11.14%) (quarter ended September 30, 1998).

Average Annual Total Return

The following table represents the Fund's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999.

The table shows the Fund's Class A Shares and Class B Shares total returns averaged over a period of years relative to the Standard & Poor's 500/Barra Value Index ("S&P BV"), a broad-based market index. The S&P BV is constructed by sorting the S&P 500 based on their price/book ratios, with the low price/book companies forming the index. The S&P 500 is an index of large cap common stocks. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

	Class A	Class B	S&P BV
1 Year	(9.63%)	N/A	12.38%
Start of Performance[1]	4.03%	(4.76%)	12.68%

1 The Fund's Class A Shares and Class B Shares start of performance dates were September 26, 1997 and December 10, 1999, respectively.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION MID CAP STOCK FUND

Goal

To provide total return.

Strategy

The Fund pursues its goal by investing primarily in a diversified portfolio of mid-cap stocks. These stocks will be of comparable size to those that comprise the S&P Mid Cap 400 Index. Independence Investment Associates, Inc., the Fund's sub-adviser ("IIA" or "sub-adviser"), will select stocks based upon both their relative value and potential for growth. The Fund's total return will result mostly from capital appreciation rather than income.

Vision Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both Vision Growth and Income Fund and Vision Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, the Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's subadviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for the Mid Cap Stock Fund in reality reflects the historical operations of Vision Growth and Income Fund in all periods prior to October 15, 1999. This past performance is not predictive of future performance of the Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.

Total Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 14.19%.

Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 27.55% (quarter ended June 30, 1999). Its lowest quarterly return was (25.98%) (quarter ended September 30, 1998).

Average Annual Total Return

The following table represents the Fund's Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 1999.

The table shows the Fund's Class A Shares total returns averaged over a period of years relative to the Standard & Poor's Mid Cap 400 Index (S&P 400) and the Russell Midcap Value Index (RMVI), broad-based market indexes. S&P 400 is a capitalization weighted index that measures the performance of the mid-range of the U.S. stock market. RMVI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the market capitalization of the Russell 1000 Index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

	Class A	S&P 400	RMVI
1 Year	8.12%	14.74%	(0.11%)
5 Years	14.78%	23.05%	18.01%
Start of Performance[1]	11.85%	18.69%	14.34%

1 The Fund's Class A Shares start of performance date was November 29, 1993.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION LARGE CAP GROWTH FUND

Goal

To provide capital appreciation.

Strategy

Montag & Caldwell, Inc., the Fund's sub-adviser, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well established large-cap companies that:

  have a strong history of earnings growth;
  are attractively priced, relative to the company's potential for above-average, long-term earnings and revenue growth;
  have strong balance sheets;
  have a sustainable competitive advantage;
  are currently, or have the potential to become industry leaders; and
  have the potential to outperform during market downturns.

Performance

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

VISION LARGE CAP CORE FUND

Goal

To provide long-term capital appreciation. Current income is a secondary, non-fundamental investment consideration.

Strategy

The Fund invests primarily in a diversified portfolio of equity securities (primarily common stocks) of companies that have a market capitalization of at least $10 billion, which are generally considered "large cap" stocks. The Adviser utilizes a blended style of investing by using a growth-based strategy or value-based strategy (or both), as market conditions dictate. Under normal market conditions, the Fund intends to invest at least 65% of its assets in these large-cap equity securities that are expected to produce capital appreciation. The Fund will also consider to a lesser extent whether a stock offers the opportunity for income.

Performance

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

PRINCIPAL RISKS OF THE FUNDS

The Funds and the Shares offered by this prospectus are not deposits or obligations of M&T Bank (Adviser), are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Money Market Funds attempt to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in any of the Vision Funds. Following are additional risks associated with investments in the Funds.

Risks	Treasury Money Market Fund	Money Market Fund	NY Tax-Free Money Market Fund	U.S. Government Securities Fund	NY Municipal Income Fund	Large Cap Value Fund	Mid Cap Stock Fund	Large Cap Growth Fund	Large Cap Core Fund
Stock Market Risks[1]						X	X	X	X
Risks Related to Investing for Growth[2]							X	X	X
Risks Related to Investing for Value[3]						X	X		X
Risks Related to Company Size[4]							X
Interest Rate Risks[5]	X	X	X	X	X
Credit Risks[6]	X	X	X	X	X
Call Risks[7]	X	X		X	X
Prepayment Risks[8]		X		X	X
Tax Risks[9]			X		X
Risks of Non-diversification[10]					X
New York Investment Risks[11]			X		X

1 The risk posed by the fact that the value of equity securities rise and fall.

2 Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

3 Due to their relatively low valuations, value stocks are typically less volatile than growth stocks and therefore may lag behind growth stocks in an up market.

4 The risk posed by mid- and small-market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. These risks are greater for small-market capitalization stocks.

5 The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt.

6 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

7 The possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price.

8 The risk posed by the relative volatility of mortgage-backed securities. The likelihood of prepayments increases in a declining interest rate environment and decrease in a rising interest rate environment. This adversely affects the value of these securities.

9 Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

10 Since this Fund is non-diversified, there is a risk that any one issuer may have a greater impact on the Fund's Share price and performance compared to that of a diversified fund.

11 These Funds emphasize investments in New York and are more subject to events that may adversely affect New York issuers.

What are the Funds' Fees and Expenses?

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares and Class B Shares of the Funds.

Shareholder Fees	Treasury Money Market Fund	Money Market Fund	NY Tax-Free Money Market Fund	U.S. Government Securities Fund	NY Municipal Income Fund
Fees Paid Directly From Your Investment	Class A	Class A	Class A	Class A	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	4.50%	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%	0.50%	0.50%	0.70%	0.70%
Distribution (12b-1) Fee[3]	None	None	None	0.25%	0.25%
Shareholder Services Fee[4]	0.25%[4]	0.25%[5]	0.25%[5]	0.25%[5]	0.25%[5]
Other Expenses	0.16%	0.18%	0.19%	0.28%	0.35%
Total Annual Fund Operating Expenses	0.91%	0.93%	0.94%	1.48%	1.55%
Total Contractual Waiver of Fund Expenses	0.25%	0.00%	0.00%	0.00%	0.00%
Total Annual Operating Expenses (After Contractual Waivers and Reimbursements)	0.66%	0.93%	0.94%	1.48%	1.55%
1	Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2000.
Total Waiver of Fund Expenses	0.08%	0.30%	0.34%	0.55%	0.70%
Total Actual Annual Operating Expenses (After Waivers and Reimbursements)	0.58%	0.63%	0.60%	0.93%	0.85%
2	The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by Treasury Money Market Fund, Money Market Fund, NY Tax Free Money Market Fund, U.S. Government Securities Fund and New York Municipal Income Fund (after the voluntary waiver) was 0.42%, 0.45%, 0.41%, 0.65% and 0.50%, respectively for the fiscal year ended April 30, 2000.
3	The Funds did not pay or accrue the distribution (12b-1) fee for Class A Shares during the fiscal year ended April 30, 2000. If the Funds were paying or accruing the distribution (12b-1) fee, they would be able to pay up to 0.25% of each Fund's average daily net assets. See "Fund Management, Distribution and Administration."
4	Pursuant to a contractual agreement between the shareholder services provider and the Funds, the Treasury Money Market Fund will not pay or accrue the shareholder services fee during the period ending December 18, 2001. See "Fund Management, Distribution and Administration." The shareholder services provider agrees that this obligation shall constitute a contractual commitment enforceable by the Funds and that the shareholder services provider shall not assert any right to reimbursements of amounts so waived.
5	The Money Market Fund, NY Tax Free Money Market Fund, U.S. Government Securities Fund and New York Municipal Income Fund did not pay or accrue shareholder services fee for Class A Shares during the fiscal year ended April 30, 2000. If the Funds were accruing or paying the shareholder services fee, they would be able to pay up to 0.25% of each Fund's average daily net assets. See "Fund Management, Distribution and Administration."

Shareholder Fees	Large Cap Value Fund		Mid Cap Stock Fund		Large Cap Growth Fund		Large Cap Core Fund
Fees Paid Directly From Your Investment	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	5.50%	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	None	5.00%	None	5.00%	None	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers and Reimbursements)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%	0.70%	0.85%	0.85%	0.85%[2]	0.85%[2]	0.85%	0.85%
Distribution (12b-1) Fee	0.25%[3]	0.75%	0.25%[3]	0.75%	0.25%[3]	0.75%[5]	0.25%[3]	0.75%
Shareholder Services Fee	0.25%[4]	0.25%	0.25%	0.25%	0.25%[4]	0.25%[5]	0.25%[4]	0.25%
Other Expenses[5]	0.48%	0.48%	0.29%	0.29%	0.82%	0.82%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.68%	2.18%	1.64%	2.14%	2.17%	2.67%	1.57%	2.07%
Total Contractual Waiver of Fund Expenses	N/A	N/A	N/A	N/A	N/A	N/A	0.50%	0.00%
Total Annual Operating Expenses (After Contractual Waivers and Reimbursements)	N/A	N/A	N/A	N/A	N/A	N/A	1.07%	2.07%
1	Although not contractually obligated to do so, the distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ended April 30, 2001.
Total Waiver of Fund Expenses	0.50%	0.00%	0.25%	0.00%	0.50%	0.00%	0.00%	0.00%
Total Actual Annual Operating Expenses (After Waivers and Reimbursements)	1.18%	2.18%	1.39%	2.14%	1.67%	2.67%	1.07%	2.07%
2	The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by Large Cap Growth Fund (after the voluntary waiver) was 0.00% for the fiscal year ended April 30, 2000. The advisory fee for the Large Cap Growth Fund is expected to be 0.85% for the fiscal year ending April 30, 2001.
3	The Funds did not pay or accrue the distribution (12b-1) fee for Class A Shares during the fiscal year ended April 30, 2000. If the Funds were accruing or paying the distribution (12b-1) fee, they would be able to pay up to 0.25% of each Fund's average daily net assets. See "Fund Management, Distribution and Administration." The Funds' Class A Shares do not expect to pay or accrue the distribution (12b-1) fee for the fiscal year ending April 30, 2001. Pursuant to a contractual agreement between the distributor and the Funds, the Large Cap Core Fund Class A Shares will not pay or accrue the distribution (12b-1) fee during the period ending December 18, 2001. See "Fund Management, Distribution, and Administration." The distributor agrees that this obligation shall constitute a contractual commitment enforceable by the Funds and that the distributor shall not assert any right to reimbursements of amounts so waived.
4	The Large Cap Value Fund, Large Cap Growth Fund and Large Cap Core Fund did not pay or accrue shareholder services fee for Class A Shares during the fiscal year ended April 30, 2000. If the Funds were accruing or paying the shareholder services fee, they would be able to pay up to 0.25% of each Fund's average daily net assets. See "Fund Management, Distribution and Administration." The Large Cap Value Fund, Large Cap Growth Fund and Large Cap Core Fund Class A Shares, do not expect to pay or accrue the shareholder services fee for the fiscal year ending April 30, 2001. Pursuant to a contractual agreement between the shareholder services provider and the Funds, the Large Cap Core Fund Class A Shares will not pay or accrue the shareholder services fee during the period ending December 18, 2001. See "Fund Management, Distribution, and Administration." The shareholder services provider agrees that this obligation shall constitute a contractual commitment enforceable by the Funds and that the shareholder services provider shall not assert any right to reimbursement of amounts so waived.
5	Other Expenses are based on estimated amounts for the fiscal year ending April 30, 2001. Other expenses for the Large Cap Value Fund, Mid Cap Stock Fund and Large Cap Growth Fund were 0.29%, 0.50% and 3.65%, respectively for the year ended April 30, 2000. With respect to Large Cap Growth Fund, the administrator and adviser voluntarily waived fees and reimbursed operating expenses during the fiscal year ended April 30, 2000. The administrator and adviser anticipate terminating these voluntary waivers and reimbursements on May 1, 2000.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund's Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Class A Shares and Class B Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class B Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares	1 Year	3 Years	5 Years	10 Years
Treasury Money Market Fund	$84	$265	$479	$1,096
Money Market Fund	$95	$296	$515	$1,143
NY Tax-Free Money Market Fund	$96	$300	$520	$1,155
U.S. Government Securities Fund	$594	$897	$1,222	$2,139
NY Municipal Income Fund	$601	$918	$1,257	$2,212
Large Cap Value Fund	$711	$1,050	$1,412	$2,428
Mid Cap Stock Fund	$708	$1,039	$1,393	$2,387
Large Cap Growth Fund	$758	$1,192	N/A	N/A
Large Cap Core Fund	$653	$941	N/A	N/A

Class B Shares	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund
Expenses assuming redemption	$721	$982	N/A	N/A
Expenses assuming no redemption	$221	$682	N/A	N/A
Mid Cap Stock Fund
Expenses assuming redemption	$717	$970	N/A	N/A
Expenses assuming no redemption	$217	$670	N/A	N/A
Large Cap Growth Fund
Expenses assuming redemption	$770	$1,129	N/A	N/A
Expenses assuming no redemption	$270	$829	N/A	N/A
Large Cap Core Fund
Expenses assuming redemption	$725	$976	N/A	N/A
Expenses assuming no redemption	$210	$649	N/A	N/A

What are the Equity Funds' Investment Strategies?

Each Fund's investment strategy is described earlier under "Fund Goals, Strategies, Risks and Performance." Following is additional information on the investment strategies for certain of the Funds.

VISION LARGE CAP VALUE FUND

The Fund pursues its investment objective by maintaining a diversified portfolio consisting primarily of income-producing equity securities of domestic companies (e.g., common and preferred stocks, convertible securities). The Fund will attempt to provide a yield greater than the average yield offered by the S&P 500 Index and a lower level of price volatility, although there is no assurance that it will be able to do so. The Adviser will invest in companies on the basis of traditional research techniques, including assessment of company's earnings and dividend growth prospects, risk/volatility of the company's industry, sound management techniques, ability to finance expected growth, and on the basis of a company's undervaluation relative to other companies in the same industry. These companies may be categorized as "seasoned" or "well-established" companies, although companies with less-established operating histories may be chosen for investment if they present opportunities for income and capital appreciation.

Under normal market conditions, the Fund intends to invest at least 65% of the value of its total assets in equity securities that are expected to produce current income. In selecting investments, the Adviser intends to focus on large capitalization (large-cap) companies which are those companies with a market capitalization of at least $10 billion or more at the time of investment. The Adviser also may invest, to a lesser extent, in medium capitalization (mid-cap) or small capitalization (small-cap) companies which are generally companies with a market capitalization under $10 billion.

The Adviser also will focus on stocks of companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements. Value stocks may be out of favor with or misunderstood by investors for a variety of reasons, but are considered to have inherent value or future prospects that are not currently reflected in their stock price. Accordingly, value stocks may have a price/earnings ratio less than the S&P 500 Index, lower than average price to book value, and higher than average dividend yields than competitors, and thereby offer greater income and growth potential.

VISION MID CAP STOCK FUND

The Fund pursues its goal by investing in a diversified portfolio of mid-cap stocks. The sub-adviser selects stocks of mid-cap companies from a broader universe of stocks of approximately 550 large- and mid-sized companies that evolves over time. The sub-adviser initially selects approximately 550 stocks across all industry sectors that meet its investment criteria of attractive valuation with growth potential. This is not an actual stock index, but more similar to a working list generated by the sub-adviser from which it selects appropriate portfolio securities for its clients (e.g., mid cap stocks in the case of the Fund).

For the Fund, a mid-cap company is one whose capitalization is within the S&P Mid Cap 400 Index's capitalization range. As of April 28, 2000, the index's range was $193.9 million to $24.1 billion, but frequently changes as the market value of the stocks that comprise the index changes or as stocks are added or removed from the index. Companies whose capitalizations are outside this index's range after purchase also are considered medium capitalization companies. Because the Fund invests in the same types of stocks as those that comprise the S&P Mid Cap 400 Index, it will have similar risk and volatility characteristics of the mid cap stocks that are included in the index.

The sub-adviser's investment research team is organized by industry and tracks the companies in the universe to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

    -- value, meaning they appear to be underpriced;
    -- momentum, meaning they show potential for strong growth.

This process, together with a risk/return analysis relative to the S&P Mid Cap 400 Index, results in a portfolio of approximately 140 to 160 medium capitalization stocks from the top 60% of the universe.

In normal market conditions, the Fund is almost entirely invested in stocks, and will invest at least 65% of its assets in mid-cap stocks. Although the Fund's goal of total return includes both capital appreciation and income, there is no requirement that it come from both. It is expected that most, if not all, of the Fund's total return will come from the appreciation of stocks in the Fund's portfolio.

VISION LARGE CAP GROWTH FUND

The Fund pursues its goal by investing in a diversified portfolio of equity securities (primarily common stocks) of the largest growth-oriented companies traded in the U.S. stock markets. It is expected that the Fund, as a whole, will have the overall portfolio characteristics that define it as "large cap growth."

Large capitalization companies have a market capitalization of $10 billion or more at the time of investment. The Fund may also invest, to a lesser extent, in mid-cap or small-cap companies which are generally companies with a market capitalization under $10 billion.

Montag & Caldwell's strategy for the Fund is "growth at a price," a strategy that simply means the Fund invests in stocks of companies with long-term earnings growth potential but which are currently selling at a discount to their estimated true long-term value.

Growth stocks, in general, tend to be highly valued relative to their current earnings. These companies may include those that the market is willing to pay more for because they are recognized leaders or well-known household names with the potential for powerful, consistent earnings growth and which may be worth more in the future. Montag & Caldwell (Subadviser) will attempt to identify similar stocks which, for whatever reason, are currently out of favor and selling at a discount to their fair value as defined by their disciplines. The Subadviser summarizes this strategy as buying the right company at the right price at the right time.

The Subadviser follows an "add or delete" strategy when determining when to sell a stock. Basically, this means that a stock whose earnings fall short of expectations will be sold (i.e., "deleted") if the Subadviser determines it is not willing to "add" to the Fund's current position. Fund portfolio securities are also cut back or sold entirely once the Subadviser determines they have become overvalued--typically companies which have met or exceeded expectations and whose prices have risen commensurately.

Under normal market conditions, the Fund intends to invest at least 65% of the value of its total assets in large-cap equity securities that are expected to produce growth or capital appreciation. The Fund will also consider to a lesser extent whether the securities offer the opportunity for current income.

VISION LARGE CAP CORE FUND

The Fund pursues its goal by investing in a diversified portfolio of equity securities (primarily common stocks) that are considered "large cap." It is expected that the Fund, as a whole, will have the overall portfolio characteristics that define it as "large cap core," which is an investment style that has elements of both growth and value investing. Large capitalization companies have a market capitalization of $10 billion or more at the time of investment. The Fund may also invest, to a lesser extent, in mid-cap or small-cap companies which are generally companies with a market capitalization under $10 billion and $1 billion, respectively.

The Fund's manager utilizes a strategy of "Risk Controlled, Thematic, GARP (Growth at a Reasonable Price)." This strategy attempts to control portfolio risk by utilizing investments that are larger components of the Standard & Poor's 500 Index ("S&P 500"); identify major macro forces (themes and trends) that will influence the economic environment and buy stocks that are at attractive valuations relative to their peers. The Adviser will also have the option of pursuing a growth-based or a value-based strategy as market conditions dictate.

Growth stocks, in general, tend to be highly valued relative to their current earnings. These companies may include those that the market is willing to pay more for because they are recognized leaders or well-known household names with the potential for powerful, consistent earnings growth and which may be worth more in the future.

When looking for value stocks, the Adviser will attempt to identify investments which, for whatever reason, are currently out of favor and selling at a discount to their fair market value as defined by the Adviser's disciplines. These value companies' stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

Under normal market conditions, the Fund intends to invest at least 65% of the value of its total assets in large-cap equity securities that are expected to produce growth or capital appreciation. The Fund will also consider to a lesser extent whether the securities offer the opportunity for current income.

What are the Funds' Main Investments and Investment Techniques?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Equity Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Equity Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

PORTFOLIO TURNOVER (Equity and Income Funds only)

Each Fund (other than the Money Market Funds ) actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The NY Tax-Free Money Market Fund, NY Municipal Income Fund, Mid Cap Stock Fund and Large Cap Core Fund may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Funds to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

STOCK MARKET RISKS

The value of equity securities in each Equity Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the NY Tax-Free Money Market Fund and NY Municipal Income Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from the NY Municipal Income Fund and NY Tax-Free Money Market Fund may be subject to the AMT.

RISKS OF NON-DIVERSIFICATION

The NY Municipal Income Fund is non-diversified. Compared to diversified mutual funds, this Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

NEW YORK INVESTMENT RISKS

New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact the NY Tax-Free Money Market Fund's or NY Municipal Income Fund's portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interest, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

What Do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds offer Class A Shares. Only the Equity Funds offer Class B Shares. The differences between the two classes relate to the timing and amount of asset based sales charge an investor bears directly or indirectly as a shareholder. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). The Money Market Funds and Class B Shares of the Equity Funds do not charge front-end sales charges. Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

The value of Shares of the Income and Equity Funds is generally determined based upon the market value of portfolio securities. However, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If an Equity Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange Shares.

NAV for the Income and Equity Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for the Money Market Funds is determined at 12:00 p.m. (Eastern time), 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

Each Fund's current NAV and/or public offering price may be found in the mutual funds section of certain local newspapers under Vision Funds.

The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

The maximum front-end sales charge that you will pay on an investment in Class A Shares is 5.50% on Equity Funds and 4.50% on the Income Funds. The Money Market Funds and Class B Shares of the Equity Funds have no front-end sales charge. The maximum contingent deferred sales charge you will pay (at the time of redemption) on Class B Shares of Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund andLarge Cap Core Fund is 5.00%. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE--CLASS A SHARES

Class A Shares of Large Cap Value Fund , Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

Class A Shares of U.S. Government Securities Fund and New York Municipal Income Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	3.00%	3.09%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater	0.00%	0.00%

The sales charge at purchase may be reduced by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
  -- by you, your spouse, and your children under age 21; or
  -- of the same share class of two or more Vision Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a Letter of Intent (LOI) to purchase a specific dollar amount of Shares within 13 months (call your investment professional or see the Fund's purchase application for more information).

The sales charge may be eliminated when you purchase Shares:

  within 90 days of redeeming Shares of an equal or lesser amount of the redemption;
  within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;
  by exchanging Shares from the same share class of another Vision Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;

  as a current or retired Trustee or employee of the Fund, the Adviser, the Distributor, the Sub-adviser and their affiliates, and the immediate family members of these individuals;

  as an employee of a dealer which has a selling group agreement with the Distributor;
  as an investor referred by any sub-adviser to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., or M&T Bank's Mutual Fund Services at the time of purchase. If the Distributor or Mutual Fund Services is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM--CLASS B SHARES

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), as follows:

Shares Held Up To:	CDSC
1 year	5.00%
2 years	4.00%
3 years	3.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

You will not be charged a CDSC when redeeming Class B Shares:

  purchased with reinvested dividends or capital gains;
  you reinvested within 90 days of a previous redemption;
  that you exchanged into the same share class of another Vision Fund where the Shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled, as defined by the IRS;

  of Shares held by Trustees, employees, and sales representatives of the Funds, the Distributor, or affiliates of the Funds or Distributor, employees of any investment professional that sells Shares of the Funds pursuant to a sales agreement with the Distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons;

  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through such entities;
  if the redemption qualified under the Systematic Withdrawal Program;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution;
  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held Class B shares of other Vision Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?

Treasury Money Market Fund and Money Market Fund offer two share classes: Class A Shares and Class S Shares. NY Tax-Free Money Market Fund, U.S. Government Securities Fund, and NY Municipal Income Fund offer one share class: Class A Shares. Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund offer two share classes: Class A Shares and Class B Shares. Each class represents interests in a single portfolio of securities.

This prospectus relates only to Class A Shares and Class B Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class S Shares.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

Each Fund (other than the Money Market Funds ) has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor for the sale and distribution of the Funds' Class A and Class B Shares. In the case of Class B Shares, the Plan may also be used to compensate the Distributor, the Adviser, a subadviser, their affiliates or investment professionals for commissions advanced on the sale of Class B Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Funds have no present intention of paying or accruing 12b-1 fees on Class A Shares.

SHAREHOLDER SERVICES

The Funds have adopted a Shareholder Services Plan on behalf of each class of Shares, which is administered by Federated Administrative Services. M&T Bank acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information. Except for Mid Cap Stock Fund , no Fund has a present intention of paying or accruing shareholder servicing fees on Class A Shares.

How to Purchase Shares

You may purchase Shares through M&T Bank, M&T Securities, Inc., or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

Payment may be made by check, federal funds wire or Automated Clearing House (ACH).

Purchase orders for the Money Market Funds must be received by 3:00 p.m. (Eastern time) to receive the Fund's closing day NAV and to begin earning dividends the next day.

Purchase orders for the Income and Equity Funds must be received by 4:00 p.m. (Eastern time) in order to receive that day's closing NAV. Purchase orders through Automated Clearing House (ACH) must be received by 3:00 p.m. (Eastern time). For settlement of an order to occur, payment must be received on the next business day following the order.

Where a Fund offers more than one Share Class and you do not specify the Class choice on your form of payment, you automatically will receive Class A Shares.

The Funds reserve the right to reject any purchase request. The Funds do not issue share certificates.

THROUGH M&T BANK

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368).

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. (M&T Securities) call (800) 724-5445.

THROUGH AN AUTHORIZED DEALER

Contact your Authorized Dealer for specific instructions on how to purchase Shares.

PAYMENT BY CHECK

To purchase Shares of the Funds for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

Vision Group of Funds
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

Shares of the Money Market Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.

PAYMENT BY WIRE

You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds' bank through the Federal Reserve System. Wire orders will only be accepted on days on which the Funds, M&T Bank and the Federal Reserve wire system are open.

Money Market Funds

Call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 11:00 a.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received that same day. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day.

Income and Equity Funds

Call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 4:00 p.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received before 3:00 p.m. (Eastern time) the next business day.

PAYMENT BY AUTOMATED CLEARING HOUSE (ACH)

Money Market Funds

To place an order, call M&T Bank's Mutual Fund Services. Purchase orders for which payment will be made via ACH must be received by 3:00 p.m. (Eastern time). This purchase option can be established by completing the appropriate sections of the account application.

Income and Equity Funds

To place an order, call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 4:00 p.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account on the next business day.

Your purchase of Shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

THROUGH AN EXCHANGE

You may purchase Shares of the Funds through an exchange from the same Share class of another Vision Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. NY Tax-Free Money Market Fund and NY Municipal Income Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax adviser.

How to Redeem Shares

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut off times, less any applicable CDSC. Shares may be redeemed directly from the Funds by telephone or by mail.

BY TELEPHONE

To redeem Shares by telephone, call M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368). The proceeds will be sent via ACH to the account you previously designated at a domestic commercial bank that is a member of the Federal Reserve System.

BY WIRE

Proceeds of a wire order will be wired to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank that is a member of the Federal Reserve System. Redemptions by wire can only be made on days the Federal Reserve wire system, M&T Bank and the Funds are open for business.

Money Market Funds

To redeem shares, call by 3:00 p.m. (Eastern time). Proceeds will be sent via ACH or check. You will receive proceeds from an ACH redemption request two business days after such request is received.

Income and Equity Funds

If you call before 4:00 p.m. (Eastern time) you will receive a redemption amount based on that day's NAV. The proceeds of your redemption request will be wired to your account the next business day.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone/wire redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call M&T Bank's Mutual Fund Services for authorization forms.

M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection.

Shareholders who accept the telephone redemption service authorize the Vision Group of Funds and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

You may redeem Shares by sending your written request to:

Vision Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

Your written request must include your name, the Fund's name and share class, your account number, and the Share or dollar amount you wish to redeem. Please call M&T Bank's Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.

Normally, a check for the proceeds is mailed within one business day but in no event more than seven business days, after receipt of a proper written redemption request.

ADDITIONAL CONDITIONS

Signature Guarantees

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by mail are normally mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAMS

Class A Shares

You may automatically redeem Class A Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.

Class B Shares

A CDSC will not be charged on SWP redemptions of Class B Shares if:

  Shares redeemed are 12% or less of the account value in a single year;
  the account is at least one year old;
  all dividends and capital gains distributions are reinvested; and
  the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.

CHECKWRITING

You may request checks to redeem Shares of the Money Market Funds . Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through an investment professional. You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact M&T Bank's Mutual Fund Services.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

How to Exchange Shares

You may exchange Shares of a Fund for the same share class of another Vision Fund at the NAV next determined after the Funds receive the exchange in proper form. You also would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Income or Equity Funds . In addition, you may exchange Class A Shares of the Funds into Class A Shares of Federated International Equity Fund at NAV plus any applicable sales charge.

In order to exchange Shares you must:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account into the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call M&T Bank's Mutual Fund Services at (800) 836-2211.

CLASS A SHARE EXCHANGES

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV.

If you paid a sales charge once (included Shares acquired through reinvestment of dividends and capital gains) you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

Exchanges Subject to a Sales Charge

If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains.

CLASS B SHARE EXCHANGES

You may exchange Class B Shares from one Fund to another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds' management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder, limit the number of exchanges allowed, and may bar that shareholder from purchasing other Vision Funds.

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in Buffalo, (716) 635-9368).

Money Market Funds

Your telephone instructions must be received by M&T Bank by 11:00 a.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

Income and Equity Funds

Exchange instructions must be received by M&T Bank's Mutual Fund Services and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call M&T Bank's Mutual Fund Services for authorization forms.

Shareholders who accept the telephone exchange service authorize the Vision Group of Funds and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, the shareholder may be liable for losses due to unauthorized or fraudulent telephone transactions.

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

Vision Group of Funds
P.O. Box 4556
Buffalo, New York 14240-4556

All written requests must include your name, the Fund's name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

SYSTEMATIC EXCHANGE PROGRAM

You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Exchange Program, call M&T Bank's Mutual Fund Services at (800) 836-2211.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Fund	Dividends Declared/ Dividends Paid
Money Market Funds and Income Funds	Daily/Monthly
Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund	Quarterly/Quarterly

Dividends (if any) are paid to shareholders invested in a Fund on the record date.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions for the Mid Cap Stock Fund and Large Cap Growth Fund are expected to be primarily capital gains. Fund distributions for the Large Cap Value Fund and Large Cap Core Fund are expected to be both dividends and capital gains. Fund distributions for the Treasury Money Market Fund, Money Market Fund and U.S. Government Securities Fund are expected to be primarily dividends.

It is anticipated that distributions for the NY Tax-Free Money Market Fund and the NY Municipal Income Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each Fund's dividends will be exempt from New York state personal income tax to the extent that they are derived from interest on obligations exempt from New York personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&T Bank. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14240.

The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State. As of December 31, 1999, M&T Bank had over $4.8 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 1999, M&T Bank managed $1.8 billion in net assets of money market funds and $244.9 million in net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

Fund Name	Advisory Fee
Each Money Market Fund	0.50%
Each Income Fund	0.70%
Large Cap Value Fund	0.70%
Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund	0.85%

The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.

SUB-ADVISERS

The Adviser has delegated daily management of the NY Tax-Free Money Market Fund to the sub-adviser, Federated Investment Management Company (FIMCO). FIMCO has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. FIMCO is a registered investment adviser and a subsidiary of Federated. FIMCO and other subsidiaries of Federated advise more than 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. For its services FIMCO receives a fee based upon a percentage of each Fund's average daily net assets which is paid by the Adviser and not by the Fund. FMICO's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of the Mid Cap Stock Fund to the sub-adviser, Independence Investment Associates, Inc. (IIA). IIA has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. IIA is a registered investment adviser founded in 1982 and a subsidiary of John Hancock Mutual Life Insurance Company. IIA and its subsidiaries manages over $30 billion in assets under management. IIA is a sub-adviser for over $12.0 billion in 13 mutual funds, and 7 commingled accounts. In addition, IIA is a sub-adviser to several clients with various accounts totalling more than $1.3 billion. IIA's fee is paid by the Adviser and not the Fund. IIA's address is 53 State Street, Boston, MA 02109.

The Adviser has delegated daily management of the Large Cap Growth Fund to the subadviser, Montag & Caldwell, Inc. (Montag & Caldwell). Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations and subject to supervision of and oversight by the Adviser and the Fund's Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $33 billion as of December 31, 1999. For its services, Montag & Caldwell receives a fee based upon a percentage of each Fund's average daily net assets which is paid by the Adviser and not by the Fund. The subadviser's address is 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248.

PORTFOLIO MANAGERS

The U.S. Government Securities Fund and Large Cap Value Fund are managed by Thomas R. Pierce. Mr. Pierce has been the portfolio manager of the U.S. Government Securities Fund since March 1995 and of the Large Cap Value Fund since December 1999. Mr. Pierce joined M&T Bank in January 1995 as Vice President from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst and has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.

Robert J. Truesdell has supervised the investment management of the U.S. Government Securities Fund and New York Municipal Income Fund since their inception. From August 1994 through February 1995, he also served as the portfolio manager of these Funds. Effective December 1999, Mr. Truesdell assumed portfolio manager responsibilities for New York Municipal Income Fund. In addition to his responsibilities with respect to these Funds, Mr. Truesdell manages individual investment accounts and oversees the investment activities of M&T Bank's money market and fixed income products as well as the money market funds in the Vision Group of Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. Mr. Truesdell holds an MBA in Accounting from the State University of New York at Buffalo.

The Mid Cap Stock Fund is managed by an investment committee.

The Large Cap Growth Fund has been managed since its inception in March 2000 by David L. Watson, Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. since 1998. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997 David was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. David received his Bachelor's degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts. David has taught and spoken on many investment topics for various industry associations and regulatory agencies. He also serves on the Regulatory Content Committee of the New York Stock Exchange and is a member of the Professional Qualifications Committee of the Municipal Securities Rulemaking Board.

The Large Cap Core Fund has been managed since its inception in June 2000 by William F. Dwyer. Mr. Dwyer joined M&T Investment Group in January 2000 as Senior Vice President and Chief Investment Officer. He has more than 32 years of investment experience. Most recently Mr. Dwyer served as Chief Investment Officer of Citizen's Financial Group in Rhode Island for six years. Mr. Dwyer holds a Bachelor of Arts Degree from St. Michael's College in Vermont. He earned his M.B.A. from Western New England College in Springfield, Massachusetts and is a Certified Financial Analyst.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each Fund's Class A Shares and Class B Shares for the past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Ernst & Young, LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report which is available upon request.

The financial information presented below reflects the operations of the Funds as portfolios of Vision Group of Funds, Inc., a Maryland Corporation organized on February 23, 1988. On November 8, 2000, all of the Funds were reorganized as and became portfolios of Vision Group of Funds, a Delaware business trust organized on August 11, 2000.

Vision Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both Vision Growth and Income Fund and Vision Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, the Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's subadviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for the Mid Cap Stock Fund in reality reflects the historical operations of Vision Growth and Income Fund in all periods prior to October 15, 1999. This past performance is not predictive of future performance of the Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions From Net Investment Income	Distributions In Excess of Net Investment Income	Distributions From Net Realized Gains
Treasury Money Market Fund--Class A Shares
1996	$1.00	0.05	--	--	(0.05)	--	--
1997	$1.00	0.05	--	--	(0.05)	--	--
1998	$1.00	0.05	--	--	(0.05)	--	--
1999	$1.00	0.04	--	--	(0.04)	--	--
2000	$1.00	0.05	--	--	(0.05)	--	--
Money Market Fund--Class A Shares
1996	$1.00	0.05	--	--	(0.05)	--	--
1997	$1.00	0.05	--	--	(0.05)	--	--
1998	$1.00	0.05	--	--	(0.05)	--	--
1999	$1.00	0.05	--	--	(0.05)	--	--
2000	$1.00	0.05	--	--	(0.05)	--	--
New York Tax-Free Money Market Fund
1996	$1.00	0.03	--	--	(0.03)	--	--
1997	$1.00	0.03	--	--	(0.03)	--	--
1998	$1.00	0.03	--	--	(0.03)	--	--
1999	$1.00	0.03	--	--	(0.03)	--	--
2000	$1.00	0.03	--	--	(0.03)	--	--
U.S. Government Securities Fund
1996	$9.09	0.52	0.22	0.74	(0.52)	--	--
1997	$9.31	0.58	(0.03)	0.55	(0.58)	--	--
1998	$9.28	0.60	0.34	0.94	(0.60)	(0.01)(a)	--
1999	$9.61	0.58	(0.08)	0.50	(0.58)	--	(0.02)
2000	$9.51	0.59	(0.49)	0.10	(0.59)	--	--
New York Municipal Income Fund
1996	$9.67	0.46	0.23	0.69	(0.46)	--	--
1997	$9.90	0.48	0.18	0.66	(0.48)	--	--
1998	$10.08	0.46	0.38	0.84	(0.46)	--	(0.04)
1999	$10.42	0.46	0.19	0.65	(0.46)	--	(0.09)
2000	$10.52	0.46	(0.75)	(0.29)	(0.46)	--	(0.05)
Large Cap Value Fund--Class A Shares(k)
1998(b)	$9.99	0.08	1.47	1.55	(0.07)	--	--
1999	$11.47	0.19	0.78	0.97	(0.19)	--	(0.01)
2000	$12.24	0.18	(0.94)	(0.76)	(0.18)	--	(0.16)
Large Cap Value Fund--Class B Shares(k)
2000(c)	$11.18	0.05	0.12	0.17	(0.06)	--	(0.16)
Mid Cap Stock Fund--Class A Shares(l)
1996	$10.35	0.13	2.98	3.11	(0.11)	--	--
1997	$13.35	0.13	2.35	2.48	(0.13)	--	(0.59)
1998	$15.11	0.11	4.34	4.45	(0.09)	--	(3.34)
1999	$16.13	0.05	(1.67)	(1.62)	(0.07)	--	(0.99)
2000	$13.45	(0.01)	2.54	2.53	(0.02)	--	(0.45)
Mid Cap Stock Fund--Class B Shares
2000(d)	$14.28	(0.03)	1.25	1.22	--	--	--
Large Cap Growth Fund--Class A Shares
2000(e)	$10.00	0.01	0.03	0.04	--	--	--
Large Cap Growth Fund--Class B Shares
2000(f)	$10.31	0.00	(0.27)	(0.27)	--	--	--

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal tax purposes.

(b) Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.

(c) Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.

(d) Reflects operations for the period from March 15, 2000 (date of initial public investment) to April 30, 2000.

(e) Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.

(f) Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.

(g) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

Financial Highlights

				Ratios to Average Net Assets
Year Ended April 30,	Total Distributions	Net Asset Value, End of period	Total Return(g)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(i)	Net Assets, End of Period (000 Omitted)	Portfolio Turnover
Treasury Money Market Fund--Class A Shares
1996	(0.05)	$1.00	5.25%	0.57%	5.10%	0.09%	$372,884	--
1997	(0.05)	$1.00	4.82%	0.58%	4.75%	0.10%	$373,485	--
1998	(0.08)	$1.00	4.98%	0.59%	4.96%	0.08%	$441,422	--
1999	(0.04)	$1.00	4.54%	0.59%	4.49%	0.08%	$498,548	--
2000	(0.05)	$1.00	4.71%	0.58%	4.62%	0.08%	$423,685	--
Money Market Fund--Class A Shares
1996	(0.05)	$1.00	5.33%	0.58%	5.19%	0.11%	$489,229	--
1997	(0.05)	$1.00	4.93%	0.61%	4.77%	0.10%	$599,817	--
1998	(0.05)	$1.00	5.11%	0.64%	5.00%	0.05%	$686,259	--
1999	(0.05)	$1.00	4.76%	0.63%	4.64%	0.05%	$932,896	--
2000	(0.05)	$1.00	4.95%	0.63%	4.87%	0.05%	$1,095,128	--
New York Tax-Free Money Market Fund
1996	(0.03)	$1.00	3.20%	0.48%	3.14%	0.38%	$65,763	--
1997	(0.03)	$1.00	2.96%	0.50%	2.95%	0.35%	$56,618	--
1998	(0.03)	$1.00	3.14%	0.50%	3.09%	0.28%	$73,345	--
1999	(0.03)	$1.00	2.75%	0.58%	2.69%	0.14%	$110,291	--
2000	(0.03)	$1.00	2.97%	0.60%	3.00%	0.09%	$172,791	--
U.S. Government Securities Fund
1996	(0.52)	$9.31	8.10%	1.16%	5.41%	0.17%	$34,492	132%
1997	(0.58)	$9.28	6.05%	1.11%	6.23%	0.20%	$44,485	121%
1998	(0.61)	$9.61	10.42%	1.03%	6.30%	0.09%	$53,922	70%
1999	(0.60)	$9.51	5.31%	0.92%	5.95%	0.05%	$64,100	68%
2000	(0.59)	$9.02	1.11%	0.93%	6.36%	0.05%	$60,165	46%
New York Municipal Income Fund
1996	(0.46)	$9.90	7.18%	1.04%	4.60%	0.34%	$32,621	113%
1997	(0.48)	$10.08	6.76%	1.01%	4.74%	0.38%	$35,480	79%
1998	(0.50)	$10.42	8.37%	0.96%	4.35%	0.31%	$43,456	45%
1999	(0.55)	$10.52	6.37%	0.82%	4.38%	0.20%	$52,860	44%
2000	(0.51)	$9.72	(2.71%)	0.85%	4.60%	0.20%	$48,081	34%
Large Cap Value Fund--Class A Shares(k)
1998(b)	(0.07)	$11.47	15.51%	1.08%(h)	1.41%(h)	0.52%(h)	$37,403	11%
1999	(0.20)	$12.24	8.59%	1.02%	1.67%	0.00%	$45,582	55%
2000	(0.34)	$11.14	(6.15%)	0.99%	1.53%	--	$30,721	88%
Large Cap Value Fund--Class B Shares(k)
2000(c)	(0.22)	$11.13	1.62%	1.99%(h)	0.17%(h)	--	$10	88%
Mid Cap Stock Fund--Class A Shares(l)
1996	(0.11)	$13.35	30.18%	1.16%	1.09%	--	$65,119	77%
1997	(0.72)	$15.11	18.61%	1.14%	0.87%	--	$114,090	134%
1998	(3.43)	$16.13	31.40%	1.21%	0.65%	--	$143,404	88%
1999	(1.06)	$13.45	(9.26%)	1.20%	0.32%	--	$82,203	145%
2000	(0.47)	$15.51	19.88%	1.54%	(0.13%)	--	$110,651	163%
Mid Cap Stock Fund--Class B Shares
2000(d)	--	$15.50	8.54%	2.45%(h)	(1.82%)(h)	--	$53	163%
Large Cap Growth Fund--Class A Shares
2000(e)	--	$10.04	0.40%	0.00%(h)(j)	1.23%(h)	4.50%(h)	$6,617	1%
Large Cap Growth Fund--Class B Shares
2000(f)	--	$10.04	(2.62%)	0.00%(h)(j)	0.99%(h)	5.50%(h)	$42	1%

(h) Computed on an annualized basis.

(i) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(j) Amount represents less than 0.01%.

(k) Formerly Vision Equity Income Fund, effective August 30, 1999.

(l) Prior to October 15, 1999, reflects operations for Vision Growth and Income Fund.

[Graphic Representation Omitted--See Appendix]

Vision Treasury Money Market Fund

CLASS A SHARES

Vision Money Market Fund

CLASS A SHARES

Vision New York Tax-Free
Money Market Fund

CLASS A SHARES

Vision U.S. Government
Securities Fund

CLASS A SHARES

Vision New York Municipal Income Fund

CLASS A SHARES

Vision Large Cap Value Fund

(formerly, Vision Equity Income Fund)

CLASS A SHARES AND CLASS B SHARES

Vision Mid Cap Stock Fund

CLASS A SHARES AND CLASS B SHARES

Vision Large Cap
Growth Fund

CLASS A SHARES AND CLASS B SHARES

Vision Large Cap Core Fund

CLASS A SHARES AND CLASS B SHARES

JUNE 30, 2000
(Revised August 22, 2000 and November 8, 2000)

A Statement of Additional Information (SAI) dated June 30, 2000 (Revised November 8, 2000) is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the Funds' SAI and Annual and Semi-Annual Reports to shareholders. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports and other information without charge, and make inquiries, call (800) 836-2211.

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

SEC File No. 811-5514
Cusip 92830F109
Cusip 92830F307
Cusip 92830F208
Cusip 92830F406
Cusip 92830F505
Cusip 92830F802
Cusip 92830F810
Cusip 92830F794
Cusip 92830F786
Cusip 92830F851
Cusip 92830F844
Cusip 92830F778
Cusip 92830F760

G00157-01 (11/00)

PROSPECTUS

Vision Group of Funds

Vision Treasury Money Market Fund
Vision Money Market Fund

Class S Shares

Mutual fund shares are not bank deposits, not FDIC insured, not guaranteed and may lose value.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS
Fund Goals, Strategies, Risks and Performance	1
What are the Funds' Fees and Expenses?	3
What are the Funds' Main Investments and Investment Techniques?	3
Specific Risks of Investing in the Funds	4
What do Shares Cost?	5
How are the Funds Sold?	5
How to Purchase Shares	6
How to Redeem Shares	7
How to Exchange Shares	8
Account and Share Information	9
Who Manages the Funds?	9
Financial Information	10

JUNE 30, 2000
(Revised November 8, 2000)

Fund Goals, Strategies, Risks and Performance

The Vision Group of Funds (the "Trust") offers eighteen portfolios, including four Money Market Funds, five Income Funds, six Equity Funds and three Managed Allocation Funds. The following describes the investment goals, strategies and principal risks of two of the Money Market Funds: Vision Treasury Money Market Fund and Vision Money Market Fund. There can be no assurance that a Fund will achieve its goal, however, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

VISION TREASURY MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal.

Strategy

The Fund pursues its goal by investing in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and repurchase agreements secured by these obligations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

VISION MONEY MARKET FUND

Goal

To seek current income with liquidity and stability of principal by investing in high quality money market instruments.

Strategy

The Fund pursues its goal by investing primarily in a broad range of short-term debt obligations issued by the US government, banks and corporations. These obligations generally mature and come due for repayment by the issuer in 397 days or less. The dollar-weighted average maturity of the Fund will not exceed 90 days.

INVESTMENT STRATEGIES, RATINGS AND LIMITATIONS

Money Market Funds are subject to strict regulatory limitations on their permissible investments, which are designed to allow the funds to maintain a stable share price of $1.00. These limitations govern diversification (how much of their assets can be invested in any one issuer), credit quality, and length of maturity. For example the securities in which the Funds invest must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

PRINCIPAL RISKS OF THE FUNDS

The Class S Shares offered by this prospectus are not deposits or obligations of M&T Bank, are not endorsed or guaranteed by M&T Bank and are not insured or guaranteed by the US government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Funds attempt to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Funds.

Money Market Risks

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

A Fund can also be affected by the credit quality of the securities in its portfolio. The credit quality of a security is based upon the ability of the issuer to repay the security. Money market funds attempt to minimize this risk by investing in securities with high credit quality.

Any of these risks may have an adverse effect on a Fund's total return and yield.

PERFORMANCE

On the following pages are performance information for each Fund and its Class S Shares. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields, call (800) 836-2211.

Bar Charts

The bar chart represents the calendar year performance of Class S Shares of each Fund. Also provided is the best and worst calendar quarter performance for Class S Shares.

Average Annual Total Return

Following the bar chart is a performance table showing the Average Annual Total Return for the Class S Shares of the Funds.

Total Return Bar Chart and Table

Following the bar chart is a performance table showing the Average Annual Total Return for Class S Shares of the Funds for the calendar year ended December 31, 1999.

[Graphic Representation Omitted -- See Appendix]

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class S Shares total returns on a calendar year-end basis.

The Fund's Class S Shares are sold without a sales charge (load).

The Fund's Class S Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.17%.

Within the periods shown in the Chart, the Fund's Class S Shares highest quarterly return was 1.11% (quarter ended December 31, 1999). Its lowest quarterly return was 0.94% (quarter ended March 31, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class S Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Calendar Period	Class S Shares
1 Year	4.12%
Start of Performance [1]	4.23%

1 The Fund's Class S Shares start of performance date was June 8, 1998.

The Fund's Class S Shares 7-Day Net Yield as of December 31, 1999 was 4.26%.

Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

Total Return Bar Chart and Table

[Graphic Representation Omitted -- See Appendix]

Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class S Shares total returns on a calendar year-end basis.

The Fund's Class S Shares are sold without a sales charge (load).

The Fund's Class S Shares total return for the three-month period from January 1, 2000 to March 31, 2000 was 1.25%.

Within the periods shown in the Chart, the Fund's Class S Shares highest quarterly return was 1.18% (quarter ended December 31, 1999). Its lowest quarterly return was 1.01% (quarter ended June 30, 1999).

Average Annual Total Return Table

The following table represents the Fund's Class S Shares Average Annual Total Return for the calendar periods ended December 31, 1999.

Calendar Period	Class S Shares
1 Year	4.35%
Start of Performance[1]	4.45%

1 The Fund's Class S Shares start of performance date was June 8, 1998.

The Fund's Class S Shares 7-Day Net Yield as of December 31, 1999 was 4.87%.

Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Funds' Fees and Expenses?

These tables describe the fees and expenses that you may pay if you buy and hold Class S Shares of the Funds.

Shareholder Fees Fees Paid Directly From Your Investment	Treasury Money Market Fund	Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (Before Waivers)[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%	0.50%
Distribution (12b-1) Fee	0.25%	0.25%
Shareholder Services Fee[3]	0.25%	0.25%
Other Expenses	0.16%	0.18%
Total Annual Fund Operating Expenses	1.16%	1.18%
1 Although not contractually obligated to do so, the Adviser and Shareholder Services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2000.
Total Waiver of Fund Expenses	0.33%	0.30%
Total Actual Annual Operating Expenses (After Waivers)	0.83%	0.88%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Treasury Money Market and Money Market (after the voluntary waiver) was 0.42% and 0.45%, respectively for the fiscal year ended April 30, 2000.
3 The Funds did not pay or accrue the shareholder services fee during the fiscal year ended April 30, 2000. If the Funds' Class S Shares were accruing or paying the shareholder services fee, they would be able to pay up to 0.25% of each Fund's average daily net assets. See "Fund Management, Distribution and Administration."

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class S Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class S Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Treasury Money Market Fund

	$118	$368	$638	$1,409
Money Market Fund	$120	$375	$649	$1,432

What are the Funds' Main Investments and Investment Techniques?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in US dollars and issued by US branches of foreign banks. Eurodollar instruments are denominated in US dollars and issued by non-U.S. branches of US or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Specific Risks of Investing in the Funds

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a US Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a US Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchase and redemptions by wire will not be available on days the Federal Reserve wire system is closed. NAV for the Funds is determined at 12:00 p.m. (Eastern time), 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds do not charge front-end sales charges. Each Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250. Subsequent investments must be in amounts of at least $25.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.

How are the Funds Sold?

The Funds offer three share classes: Class A Shares, Class B Shares and Class S Shares. Each class represents interests in a single portfolio of securities. This prospectus relates only to Class S Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class A Shares and Class B Shares.

The Funds' Distributor markets the Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as a Sweep Account offered by M&T Bank, any of its affiliates and certain other financial service organizations, such as banks or broker-dealers (Service Organizations). If you invest in Class S Shares through a Sweep Account you will receive Sweep Account materials describing the various features and operations of the Sweep Account from M&T Bank or your Service Organization. The Sweep Account materials should be reviewed in conjunction with this prospectus.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLANS

Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor, the Adviser, their affiliates or investment professionals for the sale and distribution of the Funds' Class S Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

SHAREHOLDER SERVICES

The Funds have adopted a Shareholder Services Plan on behalf of Class S Shares, which is administered by Federated Administrative Services. M&T Bank acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information. The Funds have no present intention of paying or accruing shareholder servicing fees on Class S Shares.

How to Purchase Shares

You may purchase Shares through M&T Bank or M&T Securities, Inc., at the NAV next determined after the purchase order is received.

To make an initial investment in Class S Shares of the Funds, you must open an account by completing the account application form. Sweep Account customers will also need to complete a Cash Sweep Agreement. Information needed to open your account may be taken over the telephone. To apply by phone or to get help in completing the enclosed application, call M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area, phone (716) 635-9368). Sweep Account customers may telephone (800) 724-2240.

Payment may be made by check or federal funds wire or by debiting your account at M&T Bank or any of its affiliate banks.

Purchase orders for the Funds must be received by 11:00 a.m. (Eastern time) to receive that day's dividend. For settlement of an order to occur, payment must be received that same day.

The Funds reserve the right to reject any purchase request.

THROUGH M&T BANK

To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368).

THROUGH M&T SECURITIES, INC.

To purchase Shares through a representative of M&T Securities, Inc. call (800) 724-5445.

PAYMENT BY CHECK

To purchase Shares of the Funds for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

Vision Group of Funds
P.O. Box 4556
Buffalo, New York, 14240-4556

Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

Shares of the Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.

PAYMENT BY WIRE

You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds' bank through the Federal Reserve System. Wire orders will only be accepted on days on which the Funds, M&T Bank and the Federal Reserve wire are open.

Call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 11:00 a.m. (Eastern time) to place your order. The order is considered immediately received, provided that payment by federal funds is received that same day. Shares of purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day.

PAYMENT BY TRANSFER

To purchase Shares of the Funds by transferring money from your bank account, you must maintain a checking or NOW deposit account at M&T Bank or any of its affiliate banks.

To place an order, call M&T Bank's Mutual Fund Services or a representative of M&T Securities before 11:00 a.m. (Eastern time). The money will be transferred from your checking or NOW deposit account to your Fund account on that same day. Sweep Account customers should refer to their Cash Sweep Agreement.

Your purchase of Shares will be effected on the day the order is placed.

CUSTOMER AGREEMENTS

Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SYSTEMATIC INVESTMENT PROGRAM

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received. To sign up for this program, please call M&T Bank's Mutual Fund Services for an application.

THROUGH AN EXCHANGE

You may purchase Shares of the Funds through an exchange from the same Share class of another Vision Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

RETIREMENT INVESTMENTS

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. For further details, contact the Funds and consult a tax adviser.

How to Redeem Shares

Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut off times. Shares may be redeemed directly from the Funds by telephone or by mail. Sweep Account customers should refer to their Cash Sweep Agreement.

BY TELEPHONE

To redeem Shares by telephone, call M&T Bank's Mutual Fund Services at (800) 836-2211 (in the Buffalo area call (716) 635-9368). The proceeds will be wired to your account at M&T Bank or an affiliate or to another account you previously designated at a domestic commercial bank account that is a member of the Federal Reserve System. Redemptions by wire can only be made on days the Federal Reserve wire system, M&T Bank and the Funds are open for business.

If you call before 11:00 a.m. (Eastern time) proceeds will be wired the same day, but you will not receive that day's dividend. If you call after 11:00 a.m. (Eastern time), you will be paid that day's dividend but proceeds will not be wired to your account until the following business day.

You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone/wire redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you must call M&T Bank's Mutual Fund Services for authorization forms.

M&T Bank reserves the right to charge a fee for a wire transfer from a customer checking account, which may contain redemption proceeds, to another commercial bank.

Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection.

Shareholders who accept the telephone redemption service authorize the Vision Group of Funds and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

You may redeem Shares by sending your written request to:

Vision Group of Funds
PO Box 4556
Buffalo, New York 14240-4556

Your written request must include your name, the Fund's name and share class, your account number, and the Share or dollar amount you wish to redeem. Please call M&T Bank's Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.

Normally, a check for the proceeds is mailed within one business day but in no event more than seven business days, after receipt of a proper written redemption request.

ADDITIONAL CONDITIONS

Signature Guarantees

You must have a signature guarantee on written redemption requests:

  when you are requesting a redemption of $50,000 or more;
  when you want a redemption to be sent to an address other than the one you have on record with the Fund; or
  when you want the redemption payable to someone other than the shareholder of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds for Shares redeemed by mail are normally are mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAMS

You may automatically redeem Class S Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call M&T Bank's Mutual Fund Services at (800) 836-2211.

CHECKWRITING

You may request checks to redeem Shares of the Funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. Checkwriting privileges are not available to Sweep Account customers. The ability to redeem Shares by check may not be available when establishing an account through an investment professional. You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact M&T Bank's Mutual Fund Services.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

REDEMPTION FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

How to Exchange Shares

You may exchange Class S Shares of a Fund for the same share class of another Vision Fund at the NAV next determined after the Fund receives the exchange request in proper form. Presently, the only Vision Funds which offer Class S Shares are the Treasury Money Market Fund and the Money Market Fund.

In order to exchange Shares you must:

  meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
  establish an account into the Fund you want to acquire if you do not have an account in that Fund;
  ensure that the account registrations are identical;
  receive a prospectus for the Fund into which you wish to exchange; and
  only exchange into Funds that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

For additional information about the exchange privilege, call M&T Bank's Mutual Fund Services at (800) 836-2211.

The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds' management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Vision Funds.

EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling M&T Bank's Mutual Fund Services at (800) 836-2211 (in Buffalo, (716) 635-9368).

Your telephone instructions must be received by M&T Bank by 11:00 a.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call M&T Bank's Mutual Fund Services for authorization forms.

Shareholders who accept the telephone exchange service authorize the Vision Group of Funds and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. If reasonable procedures are not followed by the Funds, the shareholder may be liable for losses due to unauthorized or fraudulent telephone transactions.

EXCHANGING SHARES BY MAIL

You may exchange Shares by mail by sending your written request to:

Vision Group of Funds
PO Box 4556
Buffalo, New York 14240-4556

All written requests must include your name, the Fund's name and Share class, your account number, and the share or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

SYSTEMATIC EXCHANGE PROGRAM

You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for the Systematic Exchange Program, call M&T Bank's Mutual Fund Services at (800) 836-2211.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid. The Funds declare dividends daily and pay them monthly. Dividends (if any) are paid to shareholders invested in a Fund on the record date.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund distributions for the Funds are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&T Bank. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14240.

The Adviser is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses through New York State. As of December 31, 1999, M&T Bank had over $6.0 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 1999, M&T Bank managed $1.8 billion in net assets of money market funds and $300 million in the net assets of fluctuating mutual funds. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Adviser is entitled to receive an annual Advisory Fee from the Funds, equal to 0.50% of each Fund's average daily net assets.

Financial Information

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each Fund's Class S Shares since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

This information has been audited by Ernst & Young, LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report which is available upon request.

The financial information presented below reflects the operations of the Funds as portfolios of Vision Group of Funds, Inc., a Maryland Corporation organized on February 23, 1988. On November 8, 2000, all of the Funds were reorganized as and became portfolios of Vision Group of Funds, a Delaware business trust organized on August 11, 2000.

Vision Money Market Funds
Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Distributions to Shareholders from Net Investment Income	Net Asset Value, end of period
Treasury Money Market Fund Class S Shares
1999 (a)	$1.00	0.04	(0.04)	$1.00
2000	$1.00	0.04	(0.04)	$1.00
Money Market Fund Class S Shares
1999 (a)	$1.00	0.04	(0.04)	$1.00
2000	$1.00	0.05	(0.05)	$1.00

Year Ended April 30,	Total Return(b)	Ratios to Average Net Assets			Net Assets, end of period (000 omitted)
		Expenses	Net Investment Income	Expense Waiver/ Reimbursement(d)
Treasury Money Market Fund Class S Shares
1999 (a)	3.77%	0.84%(c)	4.17%(c)	0.08%(c)	$21,153
2000	4.45%	0.83%	4.36%	0.08%	$20,704
Money Market Fund Class S Shares
1999 (a)	3.98%	0.88%(c)	4.42%(c)	0.05%(c)	$16,368
2000	4.69%	0.88%	4.71%	0.05%	$48,760

(a) Reflects operations for the period from June 8, 1998 (date of initial public investment) to April 30, 1999.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

[Logo of Vision Group of Funds, Inc.]

Vision Treasury Money Market Fund

Vision Money Market Fund

Class S Shares

JUNE 30, 2000
(Revised November 8, 2000)

A Statement of Additional Information (SAI) dated June 30, 2000 (Revised November 8, 2000), is incorporated by reference into this prospectus. Additional information about each Fund's investments is available in the Funds' SAI and Annual and Semi-Annual Reports to shareholders. The Annual Report discusses market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, the Annual and Semiannual Reports and other information without charge, and make inquiries, call (800) 836-2211.

You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

SEC File No. 811-5514
Cusip 92830F885
Cusip 92830F877

G00157-03 (11/00)

                              VISION GROUP OF FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 30, 2000

====================================================================================

====================================================================================

                           (REVISED NOVEMBER 8, 2000)

====================================================================================

====================================================================================

====================================================================================

                        VISION TREASURY MONEY MARKET FUND

                        CLASS A SHARES AND CLASS S SHARES

                            VISION MONEY MARKET FUND

                        CLASS A SHARES AND CLASS S SHARES

                      VISION NEW YORK TAX-FREE MONEY MARKET FUND

                                 CLASS A SHARES

                     VISION U.S. GOVERNMENT SECURITIES FUND

                                 CLASS A SHARES

                      VISION NEW YORK MUNICIPAL INCOME FUND

                                 CLASS A SHARES

                           VISION LARGE CAP VALUE FUND

                      (FORMERLY, VISION EQUITY INCOME FUND)

                        CLASS A SHARES AND CLASS B SHARES

                            VISION MID CAP STOCK FUND

                        CLASS A SHARES AND CLASS B SHARES

                          VISION LARGE CAP GROWTH FUND

                        CLASS A SHARES AND CLASS B SHARES

                           VISION LARGE CAP CORE FUND

                        CLASS A SHARES AND CLASS B SHARES

====================================================================================

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for the Funds dated June 30, 2000
(Revised August 22, 2000 and November 8, 2000).

This SAI incorporates by reference the Funds' Annual Reports. Obtain the prospectuses or the Annual Reports without charge by calling (800) 836-2211 (in the Buffalo area call (716) 635-9368).

CONTENTS

====================================================================================
HOW ARE THE FUNDS ORGANIZED?                                 1
SECURITIES IN WHICH THE FUNDS INVEST                                     1
INVESTMENT RISKS                                            10
FUNDAMENTAL INVESTMENT OBJECTIVES                                 14
INVESTMENT LIMITATIONS                                      15
DETERMINING MARKET VALUE OF SECURITIES                            17
WHAT DO SHARES COST?                                              18
HOW ARE THE FUNDS SOLD?                                     20
EXCHANGING SECURITIES FOR SHARES                                  21
SUBACCOUNTING SERVICES                                      21
REDEMPTION IN KIND                                                21
ACCOUNT AND SHARE INFORMATION                               21
TAX INFORMATION                                             23
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?                   24
FEES PAID BY THE FUNDS FOR SERVICES                               29
HOW DO THE FUNDS MEASURE PERFORMANCE?                             30
FINANCIAL INFORMATION                                             36
INVESTMENT RATINGS                                                37
ADDRESSES                                                   BACK COVER PAGE

CUSIPS  92830F109  CUSIPS 92830F851
            92830F307              92830F844
            92830F208              92830F778
            92830F406              92830F760
            92830F505              92830F877
            92830F802              92830F885
            92830F794              92830F810
            92830F786

            1072302B (11/00)

2

HOW ARE THE FUNDS ORGANIZED?

====================================================================================
Each Fund is a diversified portfolio of Vision Group of Funds (the "Trust")
except for New York Municipal Income Fund, which is a non-diversified portfolio of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the Vision Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the
Corporation became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the
Corporation, and substantially identical arrangements for the Corporation. The
Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the Board) has established three classes of shares of the
Funds, known as Class A Shares, Class B Shares and Class S Shares (Shares). This
SAI relates to all three classes of Shares. All Funds offer Class A Shares. Only
Large Cap Value Fund, Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap
Core Fund offer Class B Shares. Only Treasury Money Market Fund and Money Market
Fund offer Class S Shares. NY Municipal Income Fund changed its name from the
Vision New York Tax Free Fund on September 29, 1997. The Large Cap Value Fund
changed its name from the Vision Equity Income Fund on August 20, 1999. The
Vision Mid Cap Stock Fund began its operations on October 15, 1999, when the
Vision Growth and Income Fund and Vision Capital Appreciation Fund merged into it and the Vision Mid Cap Stock Fund was designated the "accounting survivor" to the Vision Growth and Income Fund. The Funds' investment adviser is
Manufacturers and Traders Trust Company (M&T Bank) (Adviser). The sub-adviser for the NY Tax-Free Money Market Fund is Federated Investment Management
Company. The sub-adviser for the Mid Cap Stock Fund is Independence Investment
Associates, Inc. The sub-adviser for the Large Cap Growth Fund is Montag &
Caldwell, Inc.

SECURITIES IN WHICH THE FUNDS INVEST

====================================================================================
In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

MONEY MARKET FUNDS AND INCOME FUNDS

-------------------------------------------------------------------------------------------
                                 TREASURY    MONEY         NY      GOVERNMENT      NY
                               MONEY MARKET  MARKET     TAX-FREE   SECURITIES   MUNICIPAL

                                   FUND        FUND       MONEY       FUND     INCOME FUND
                                                       MARKET FUND

-------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES              P           P          P           P           A
-------------------------------              ----------------------            ------------
-------------------------------------------------------------------------------------------
  Treasury Securities                P           A          A           P           A
-------------------------------                        ------------            ------------
-------------------------------------------------------------------------------------------
  Agency Securities                  N           P          A           P           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Corporate Debt Securities1         N           P          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Commercial Paper2                  N           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Demand Instruments3                N           A          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Taxable Municipal Securities       N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------            ------------
  Mortgage Backed Securities         N           N          N           P           N
-------------------------------------------------------------------            ------------
-------------------------------------------------------------------------------------------
  Asset Backed Securities4           N           N          N           A           N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Zero Coupon Securities             N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Bank Instruments5                  N           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Credit Enhancement                 N           A          A           N           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
TAX EXEMPT SECURITIES6               N           N          P           N           P
-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  General Obligation Bonds           N           N          P           N           A
-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  Special Revenue Bonds              N           N          P           N           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Tax Increment Financing            N           N          A           N           A
Bonds

-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  Municipal Notes                    N           N          P           N           A
-------------------------------------------------------            ------------------------
-------------------------------------------------------------------------------------------
  Variable Rate Demand               A           A          P           A           A
Instruments

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Municipal Leases                   N           N          A           N           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS                 N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Futures Contracts                  N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Options                            N           N          N           A           A
-------------------------------              ----------------------------------------------
-------------------------------------------------------------------------------------------
SPECIAL TRANSACTIONS                 P           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------              ----------------------------------------------
  Repurchase Agreements              P           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Reverse Repurchase                 A           A          A           A           A
Agreements

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Delayed Delivery                   A           A          A           A           A
Transactions7

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Securities Lending                 N           N          N           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Asset Coverage                     A           A          A           A           A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
INVESTING IN SECURITIES OF           N           N          A           A           A
OTHER INVESTMENT COMPANIES

-------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

6

EQUITY FUNDS

---------------------------------------------------------------------------------------
                                 LARGE CAP      MID CAP      LARGE CAP     LARGE CAP
                                VALUE FUND    STOCK FUND    GROWTH FUND    CORE FUND

---------------------------------------------------------------------------------------
EQUITY SECURITIES                    P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Common Stocks                      P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Preferred Stocks                   P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Real Estate Investment             A             A             A             A
Trusts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Warrants8                          A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
FIXED INCOME SECURITIES9             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Treasury Securities                A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Agency Securities                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Corporate Debt Securities1         A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Commercial Paper2                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Demand Instruments3                A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Mortgage Backed Securities         A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Asset Backed Securities4           A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Zero Coupon Securities             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Bank Instruments                   A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES10             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
TAX EXEMPT SECURITIES6               A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Variable Rate Demand               A             A             A             A
  Instruments
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
FOREIGN SECURITIES                   A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Depository Receipts11              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS                 A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Futures Contracts                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Options                            A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
SPECIAL TRANSACTIONS                 A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Repurchase Agreements              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Reverse Repurchase                 A             A             A             A
Agreements

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Delayed Delivery                   A             A             A             A
Transactions7

---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Securities Lending                 A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Asset Coverage                     A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
INVESTING IN SECURITIES OF           A             A             A             A
OTHER INVESTMENT COMPANIES

---------------------------------------------------------------------------------------
1. Rated in the top four rating categories (with respect to the Money Market
   Funds, rated in the top two rating categories) of a nationally recognized statistical rating organization (NRSRO), or, if unrated, of comparable quality as determined by the Adviser or sub-adviser. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.

2. With respect to the Income Funds, rated at the time of purchase no less than
   P-1, A-1 or F-1 by Moody's Investors Service (Moody's), Standard & Poor's
   (S&P) or Fitch IBCA, Inc. (Fitch), respectively, or, if unrated, of comparable quality as determined by the Adviser. With respect to the Money
   Market Funds, rated at the time of purchase A-2 or better by S&P or Prime-2 or better by Moody's or, if unrated, of comparable quality as determined by the Adviser or sub-adviser. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.

3. With respect to the Government Fund, rated at the time of purchase Aaa, Aa, or A by Moody's, or AAA, AA, or A by S&P's or by Fitch, or, if unrated, of comparable quality as determined by the Adviser. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.

4. Government Securities Fund and Large Cap Value Fund may invest in asset backed securities which, at the time of purchase, are rated in the top three rating categories by an NRSRO, and the Mid Cap Stock Fund, Large Cap Growth
   Fund and Large Cap Core Fund may invest in such securities, which, at the time of purchase, are rated in the top four rating categories by an NRSRO, or if unrated, are of comparable quality as determined by the Adviser or subadviser. If a security's rating is lowered, the Adviser will assess whether to sell the security, but is not required to do so.

5. The Money Market Fund may make interest-bearing savings deposits in commercial banks and savings banks not in excess of 5% of the Fund's total assets. The Money Market Fund may not invest more than 25% of the value of its total assets at the time of purchase in U.S. dollar-denominated obligations of foreign banks and foreign branches of U.S. banks.

6. Which are in one of the top four rating categories of an NRSRO (top two with respect to NY Tax-Free Money Market Fund).

7. The Income and Equity Funds do not intend to engage in such transactions to an extent that would cause the segregation of more than 20% of the total value of the Funds' assets. Under normal market conditions, the Money Market
   Funds will not purchase such securities in excess of 25% of the value of their total assets.

8. The Funds do not have a present intent to invest more than 5% of their respective net assets in warrants.

9.    The  Large  Cap  Value  Fund may  invest  up to 35% of the  value of its total assets in debt obligations.
10.   The Equity Funds may invest in convertible  securities  rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.
11.The Large Cap Value Fund and Mid Cap Stock Fund may not invest more than 25%
   of its total assets in ADRs. The Large Cap Value Fund may invest up to 20% of its total assets in other securities of foreign issuers (Non-ADRs).

SECURITIES DESCRIPTIONS AND TECHNIQUES

Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

   COMMON STOCKS

   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   PREFERRED STOCKS

   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

   REAL ESTATE INVESTMENT TRUSTS (REITS)

   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   WARRANTS

   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   TREASURY SECURITIES

   Treasury securities are direct obligations of the federal government of the
   United States. Treasury securities are generally regarded as having the lowest credit risks.

   AGENCY SECURITIES

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
   United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
   GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

   The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

   CORPORATE DEBT SECURITIES

   Corporate debt securities are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
   securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   COMMERCIAL PAPER

   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   DEMAND INSTRUMENTS

   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated
   maturity may extend beyond one year.

   MUNICIPAL SECURITIES

   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   MORTGAGE BACKED SECURITIES

   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

      CMOs, including interests in real estate mortgage investment conduits
      (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

         SEQUENTIAL CMOS

         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay
         CMOs reduces the prepayment risks of subsequent classes.

         PACS, TACS AND COMPANION CLASSES

         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.
         This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOS AND POS

         CMOs may allocate interest payments to one class (Interest Only or IOs)
         and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         FLOATERS AND INVERSE FLOATERS

         Another variant allocates interest payments between two classes of
         CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
         receives any remaining interest payments from the underlying mortgages.
         Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the
         Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z CLASSES AND RESIDUAL CLASSES

         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off.
         Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

   ASSET BACKED SECURITIES

   Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

   BANK INSTRUMENTS

   Bank  instruments  are  unsecured  interest  bearing  deposits  with banks.  Bank instruments  include bank accounts,  time deposits,  certificates  of deposit and banker's  acceptances.  Yankee  instruments are  denominated in U.S.  dollars and
   issued  by  U.S.   branches  of  foreign  banks.   Eurodollar   instruments   are
   denominated  in U.S.  dollars and issued by non-U.S.  branches of U.S. or foreign banks.

   ZERO COUPON SECURITIES

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

   CREDIT ENHANCEMENT

   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   GENERAL OBLIGATION BONDS

   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   SPECIAL REVENUE BONDS

   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      PRIVATE ACTIVITY BONDS

      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

   TAX INCREMENT FINANCING BONDS

   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   MUNICIPAL NOTES

   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   VARIABLE RATE DEMAND INSTRUMENTS

   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.
   The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   MUNICIPAL LEASES

   Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
   (COPs). However, a Fund may also invest directly in individual leases.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States.
The Funds consider an issuer to be based outside the United States if:

|     it is  organized  under the laws of, or has a  principal  office  located  in, another country;

|     the principal trading market for its securities is in another country; or

|  it (or its subsidiaries) derived in its most current fiscal year at least 50%
   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   DEPOSITARY RECEIPTS

   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
   Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

   FOREIGN GOVERNMENT SECURITIES

   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the
   International Bank for Reconstruction and Development (the World Bank), the
   Asian Development Bank, the European Investment Bank and the Inter-American
   Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
   Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks.
OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

   FUTURES CONTRACTS

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
   Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell financial futures contracts. Mid Cap Stock Fund and
   Large Cap Value Fund may also buy/sell stock index futures contracts.

   OPTIONS

   Options are rights to buy or sell an underlying asset for a specified price
   (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

|     Buy call options on portfolio  securities  in  anticipation  of an increase in the value of the underlying asset;

|  Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset. Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted)
   to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

INVESTMENT RATINGS FOR MONEY MARKET FUNDS

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group
("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+,
F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory
Compliance."

SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS

   Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   REVERSE REPURCHASE AGREEMENTS

   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   DELAYED DELIVERY TRANSACTIONS

   Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      TO BE ANNOUNCED SECURITIES (TBAS)

      As with other delayed delivery transactions, a seller agrees to issue a
      TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security.
      TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   SECURITIES LENDING

   The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower.
   The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The
   Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.

   ASSET COVERAGE

   In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
   Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash.

INVESTMENT RISKS

====================================================================================

There are many factors which may affect an investment in the Funds. The Funds'
principal risks are described in the prospectus. Additional risk factors are outlined below.

STOCK MARKET RISKS

The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS

The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information (including financial statements)
as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as
Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the
Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

The convertible securities in which the Equity Funds may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS ASSOCIATED WITH COMPLEX CMOS

CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities.
For example, their prices are more volatile and their trading market may be more limited.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

NEW YORK INVESTMENT RISKS

The NY Tax-Free Money Market Fund and NY Municipal Income Fund invest in obligations of New York (the "State") issuers which result in each Fund's performance being subject to risks associated with the overall conditions present within the State. The following information is a general summary of the
State's financial condition and a brief summary of the prevailing economic conditions. This information is based on various sources that are believed to be reliable but should not be considered as a complete description of all relevant information.

The State has achieved fiscal balance for the last few years after large deficits in the middle and late 1980's. Growing social service needs, education and Medicare expenditures have been the areas of largest growth while prudent program cuts and increases in revenues through service fees has enabled the
State's budget to remain within balance for the last few years. The State also benefits from a high level of per capita income that is well above the national average and from significant amounts of international trade. While the State still has a large accumulated deficit as a percentage of its overall budget, the fiscal performance in recent years has demonstrated a changed political environment that has resulted in realistic revenue and expenditure projections to achieve financially favorable results. The recent budgets have included personal income tax cuts and emphasized cost control. Budgets in recent years have been delayed due to disagreements between the Governor and the New York
State legislature.

New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. The
State's economy has been slow to recover after the late 1980's recession that resulted in the loss of over 400,000 jobs in the New York City metropolitan area alone. Any major changes to the financial condition of New York City would ultimately have an effect on the State.

Obligations of issuers within the State are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights of and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by the U.S. Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations, or upon the ability of the
State or its political subdivisions to levy taxes. There is also the possibility that, as a result of litigation or other conditions (including delays in adopting budgets), the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

A substantial principal amount of bonds issued by various State agencies and authorities are either guaranteed by the State or supported by the State through lease-purchase arrangements, or other contractual or moral obligation provisions. Moral obligation commitments by the State impose no immediate financial obligations on the State and require appropriations by the legislature before any payments can be made. Failure of the State to appropriate necessary amounts or to take other action to permit the authorities and agencies to meet their obligations could result in defaults on such obligations. If a default were to occur, it would likely have a significant adverse impact on the market price of obligations of the State and its authorities and agencies. In recent years, the State has had to appropriate large amounts of funds to enable State agencies to meet their financial obligations and, in some cases, prevent default. Additional assistance is expected to be required in current and future fiscal years since certain localities and authorities continue to experience financial difficulties.

To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State of New York to meet its own obligations as they become due or to obtain additional financing could be adversely affected. This financial situation could result not only in defaults of State and agency obligations but also impairment of the marketability of securities issued by the State, its agencies and local governments.

The current ratings on New York State general obligation debt are A2 by Moody's and A by S&P.

The Funds' concentration in municipal securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the
State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the State; and the underlying fiscal condition of the State, its counties, and its municipalities.

FUNDAMENTAL INVESTMENT OBJECTIVES

====================================================================================

The Treasury Money Market Fund and Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The NY Tax-Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

The U.S. Government Securities Fund's investment objective is to provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

The NY Municipal Income Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

The Vision Large Cap Value Fund's investment objective is to provide income.
Capital appreciation is a secondary, non-fundamental investment consideration.

The Mid Cap Stock Fund's investment objective is to provide total return.

The Large Cap Growth Fund's investment objective is to provide capital appreciation.

The Large Cap Core Fund's investment objective is to provide long-term capital appreciation. Current income is a secondary, non-fundamental investment consideration.

Unless otherwise stated above, all of the investment objectives listed above are fundamental. The investment objective may not be changed by the Funds' Trustees without shareholder approval.

INVESTMENT LIMITATIONS

====================================================================================

The Large Cap Growth Fund and Large Cap Core Fund may, in the future, seek to achieve the Funds' investment objectives by investing all of the Funds' assets in a no-load, open-end management investment company having substantially the same investment objectives as the Funds. The Funds' investment policies permit such an investment. Shareholders will receive prior written notice with respect to any such investment.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

UNDERWRITING

The Funds may not underwrite the securities of other issuers, except that the
Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE

The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

LENDING CASH OR SECURITIES

The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

INVESTING IN COMMODITIES

The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

CONCENTRATION OF INVESTMENTS

The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

DIVERSIFICATION - ALL FUNDS EXCEPT NEW YORK MUNICIPAL INCOME FUND With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items;
securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such
U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

INVESTING IN EXEMPT-INTEREST OBLIGATIONS

The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal regular income tax, except during temporary defensive periods. AMT obligations are not counted as securities the interest on which is exempt from federal regular income tax.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF
TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING
SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING
LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL.
SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS
BECOMES EFFECTIVE.

BUYING ON MARGIN

     TREASURY FUND, MONEY MARKET FUND AND NEW YORK MONEY MARKET FUND: The Funds
     will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     MUNICIPAL INCOME FUND, GOVERNMENT SECURITIES FUND, LARGE CAP VALUE FUND,
     LARGE CAP GROWTH FUND AND LARGE CAP CORE FUND: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     MID-CAP STOCK FUND: The Fund will not purchase on margin, provided that the
     Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

As an operating (non-fundamental) policy, the NY Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

INVESTING IN RESTRICTED AND ILLIQUID SECURITIES

The Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The Income and Equity Funds (other than Mid Cap Stock Fund, Large Cap Growth
Fund and Large Cap Core Fund) will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the
Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

The Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Each Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the Trust's
Trustees.

DEALING IN PUTS AND CALLS

The New York Tax-Free Money Market Fund will not write or purchase put or call options.

PURCHASING SECURITIES TO EXERCISE CONTROL

The New York Tax-Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

BORROWING MONEY

The New York Tax-Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York
Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

INVESTING IN OTHER INVESTMENT COMPANIES

The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted
that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment adviser.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds'
total assets in any one industry will constitute "concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund and Large Cap Core Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of
$100,000,000 at the time of investment to be "cash items."

REGULATORY COMPLIANCE

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Money
Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money
Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

DETERMINING MARKET VALUE OF SECURITIES

====================================================================================

MONEY MARKET FUNDS

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule")
promulgated by the Securities and Exchange Commission under the Investment
Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INCOME AND EQUITY FUNDS

Market values of the Income and Equity Funds' portfolio securities are determined as follows:

| for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

|     in the absence of recorded sales for equity securities,  according to the mean between the last closing bid and asked prices;

| for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

| futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
  Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The
  Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

| for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

|     for all other  securities  at fair  value as  determined  in good faith by the
  Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

====================================================================================

Each Equity and Income Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE-CLASS A SHARES You can reduce or eliminate the applicable front-end sales charge, as follows:

QUANTITY DISCOUNTS

Larger purchases of the same Share class reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of the same share class of two or more
Vision Funds in calculating the applicable sales charge.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Funds' custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 90 days, your Share redemption proceeds at the next determined NAV without any sales charge.

PURCHASES BY AFFILIATES OF THE FUNDS

The following individuals and their immediate family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts associated with their purchases:

|     current and retired  employees and directors of M&T Bank, M&T Bank Corporation and their subsidiaries;

|     current and former Trustees of the Trust;

|     clients of the M&T Capital Advisers and Trust Groups of M&T Bank;
|     employees  (including  registered  representatives)  of a dealer  which  has a selling  group  agreement  with  the  Funds'  distributor  and  consents  to such purchases;

|     current and retired employees of any sub-adviser to the Vision Funds; and

|  investors referred by any sub-adviser to the Vision Funds. Immediate relatives include grandparents, parents, siblings, children, and grandchildren of a qualified investor, and the spouse of any immediate relative.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF MUTUAL FUND SHARES OR ANNUITIES
Investors may purchase Class A Shares of each of the Funds at net asset value, without a sales charge, with the proceeds from either: (i) the redemption of shares of a mutual fund which was sold with a sales charge or commission; or
(ii) fixed or variable rate annuities. The purchase must be made within 60 days of the redemption, and M&T Bank's Mutual Fund Services must be notified by the investor in writing, or by the investor's financial institution, at the time the purchase is made, and must be presented satisfactory evidence of the redemption.
Redemptions of mutual fund shares that are subject to a contingent deferred sales charge are not eligible to purchase Fund Shares under this method. The distributor will uniformly and periodically offer to pay cash payments as incentives to broker/dealers whose customers or clients purchase Shares of a
Fund under this "no-load" purchase provision. This payment will be made out of the distributor's assets and not by the Trust, the Funds or a Fund's shareholders.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE-CLASS B SHARES
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

|     following  the  death or  post-purchase  disability,  as  defined  in  Section
   72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

|     representing  minimum  required  distributions  from an Individual  Retirement
   Account or other  retirement plan to a shareholder who has attained the age of 70
   1/2;

|     of  Shares  that  represent  a  reinvestment  within  90  days  of a  previous redemption;

|  of Shares held by the Trustees, employees, and sales representatives of the
   Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

|  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

|     which are involuntary  redemptions processed by a Fund because the accounts do not meet the minimum balance requirements; and

|     which  are  qualifying  redemptions  of  Class B  Shares  under  a  Systematic
   Withdrawal Program.

HOW ARE THE FUNDS SOLD?

====================================================================================

Under  the  Distributor's   Contract  with  the  Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLANS

As compensation type plans, the Rule 12b-1 Plans are designed to pay the
Distributor (who may then pay investment professionals such as banks (including
M&T Bank and its affiliates), broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Funds may pay M&T Bank for providing shareholder services and maintaining shareholder accounts. M&T Bank may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor
(but not out of Fund assets) or Adviser. The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES

====================================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

====================================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

====================================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

====================================================================================

VOTING RIGHTS

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of June 2, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

----------------------------------------------------------------------------------------
FUND                      SHAREHOLDER NAME            SHARE CLASS   PERCENTAGE OWNED

                          ---------------------------
                          ADDRESS

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Money Market Fund         Manufacturers   &   Traders A             18.47%
                          Bank,      Buffalo,      NY
                          (#1660231560-8)             A             9.54%
                          National          Financial
                          Services Co., New York, NY  A             9.05%
                          Manufacturers   &   Traders
                          Bank,      Buffalo,      NY S             16.61%
                          (#19008-8)                  S             11.84%
                          Health  Solutions  Limited, S             5.70%
                          Albany, NY                  S             5.27%
                          Global   Spec.com,    Inc.,
                          Troy, NY

                          Osmose, Inc., Buffalo, NY

                             General Electric Credit
                                 Equities, Inc.,

                          Albany, NY

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
New York  Tax-Free  Money Manufacturers   &   Traders A             25.35%
Market Fund               Trust  Co.,   Buffalo,   NY
                          (#1660231560-8)             A             18.77%
                               National Financial

                          Services Co.,               A             11.19%
                          New York, NY
                          Manufacturers   &   Traders A             9.10%
                          Trust Co.,
                          Buffalo, NY (#19009-1)
                          ABC   Paving   Co.,   Inc.,
                          Buffalo, NY

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Treasury   Money   Market Manufacturers   &   Traders A             75.45%
Fund                      Bank, Buffalo, NY
                          Ayelet     Tours,     Ltd., S             7.13%
                          Albany, NY                  S             6.01%
                          Joseph  C. Lu  Engineering,
                          Penfield, NY                S             5.81%
                            University Hill Radiation

                          Oncology, Syracuse, NY

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
U.S.           Government SEI Trust Company, Oaks, PA A             19.39%
Securities Fund           Krauss & Company,  Buffalo, A             17.59%
                          NY                          A             15.88%
                          Tice  &  Co.,  Buffalo,  NY A             14.32%
                          (#19015-6)
                          Manufacturers   &   Traders A             13.66%
                          Bank,
                          Buffalo, NY (#19018-5)
                             Manufacturers & Traders

                          Bank,      Buffalo,      NY
                          (#136318492-1)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
New    York     Municipal Manufacturers   &   Traders A             14.24%
Income Fund               Trust  Co.,   Buffalo,   NY
                          (#19013-0)                  A             13.21%
                          Tice  &  Co.,  Buffalo,  NY A             7.49%
                          (#19016-9)
                           SEI Trust Company, Oaks, PA

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Mid Cap Stock Fund        Manufacturers   &   Traders A             36.00%
                          Bank,      Buffalo,      NY
                          (#136318492-1)              A             6.63%
                          Tice & Co., Buffalo, NY     A             5.77%
                          SEI Trust Company, Oaks, PA B             83.55%
                          NFSC  FEBO  #   01D-479160, B             6.60%
                          Troy, NY                    B             6.41%
                          Donald      W.      Patten,
                          Syracuse, NY

                          NFSC  FEBO  #   01D-489280,
                          Buskirk,NY

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Large Cap Value Fund      Tice & Co., Buffalo, NY     A             18.22%
                          SEI Trust Company, Oaks, PA A             17.49%
                          Manufacturers   &   Traders A             16.90%
                          Bank,      Buffalo,      NY
                          (#27081-4)                  A             12.35%
                          Krauss & Company,  Buffalo, A             5.48%
                          NY

                          Manufacturers   &   Traders B             40.31%
                          Bank,      Buffalo,      NY B             23.05%
                          (#27082-7)
                          John A. Berra, Buffalo, NY  B             20.82%
                          Linda  Fordyce   Dehlinger,
                          Tonawanda, NY               B             9.01%
                          NFSC  FEBO  #   01D-820407, B             5.28%
                          Jordan, NY
                          Lisa    A.     Trzepkowski,
                          Sloan, NY

                           State Street Bank & Trust,

                          Rochester, NY

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Large Cap Growth Fund     Manufacturers  and  Traders A             92.59%
                          Bank, Buffalo, NY

                          NFSC  FEBO  #   01D-486752, B             41.19%
                          Webster, NY

                          NFSC  FEBO  #   01D-828025, B             25.74%
                          Newton, NJ

                          NFSC  FEBO  #   CLE-109614, B             14.04%
                          Sparrowbush, NY

                          NFSC  FEBO  #   01D-434230, B             12.19%
                          Briarcliff Manor, NY

----------------------------------------------------------------------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

====================================================================================

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

NEW YORK TAXES

Under existing New York laws, shareholders of the NY Municipal Income Fund and
NY Tax-Free Money Market Fund will not be subject to New York State or New York
City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New
York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of
Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The NY Municipal Income Fund and NY Tax-Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York
State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund
are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New
York State or New York City franchise taxes on corporations or financial institutions.

Income from the NY Municipal Income Fund and NY Tax-Free Money Market Fund is
not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund
that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

====================================================================================

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of eighteen funds and is the only investment company in the Fund Complex.

-------------------------------------------------------------- ------------
NAME                                                              TOTAL
BIRTH DATE          -                                          COMPENSATION
ADDRESS              PRINCIPAL OCCUPATIONS                        FROM
POSITION WITH TRUST  FOR PAST FIVE YEARS                         TRUST*

RANDALL I. BENDERSON  President and Chief Operating Officer,     $8,000
-------------------- Benderson Development Company, Inc.
570 Delaware Avenue  (construction).
Buffalo, NY
Birth date: January

12, 1955

TRUSTEE

-------------------------------------------------------------- ------------
JOSEPH J. CASTIGLIA  Director, The Energy East Corp., and        $8,000
Roycroft Campus      its subsidiary New York State Electric
21 South Grove       & Gas Corp.; Sevenson Environmental
Street, Suite 291    Services, Inc.; Blue Cross & Blue
East Aurora, NY      Shield of Western New York, a division
14052                of HealthNow New York, Inc.; and Former
Birth date: July     President, Chief Executive Officer and
20, 1934             Vice Chairman, Pratt & Lambert United,
                     Inc. (manufacturer of paints and
Trustee              chemical specialties).

---------------------
                    ------------------------------------------ ------------
MARK J. CZARNECKI+#  Executive Vice President, Manufacturers       $0
Manufacturers and    and Traders Trust Company ("M&T Bank"),
Traders Trust        division head for M&T Bank's investment
Company              area, M&T Investment Group.
One M&T Plaza
Buffalo, NY 14203
Birthdate:
November 3, 1955

Trustee

                    ------------------------------------------ ------------
DANIEL R. GERNATT,   President and CFO of Gernatt Asphalt        $8,000
JR.                  Products, Inc.; Executive Vice
Richardson & Taylor  President, Dan Gernatt Gravel Products,
Hollow Roads         Inc.; Vice President, Countryside Sand
Collins, NY          & Gravel, Inc.
Birth  date: July
14, 1940

Trustee

-------------------------------------------------------------- ------------
GEORGE K.            Retired President, Brand Name Sales,        $7,500
HAMBLETON, JR.       Inc. (catalog showroom business);
1003 Admiral's Walk  Retired President, Hambleton & Carr,
Buffalo, NY          Inc. (catalog showroom business).
Birth date:
February 8, 1933

Trustee

-------------------------------------------------------------- ------------
EDWARD C. GONZALES   President, Executive Vice President and       $0
Federated Investors  Treasurer of other funds distributed by
Tower                Federated Securities Corp.; Vice
Pittsburgh, PA       Chairman, Federated Investors, Inc.;
Birth date: October  Trustee, Federated Administrative
22, 1930             Services; formerly: Trustee or Director
                     of other funds distributed by Federated

PRESIDENT AND        Securities Corp.; CEO and Chairman,
TREASURER            Federated Administrative Services; Vice
                     President, Federated Investment
                     Management Company, Federated
                     Investment Counseling, Federated Global
                     Investment Management Corp. and
                     Passport Research, Ltd.; Director and
                     Executive Vice President, Federated
                     Securities Corp.; Director, Federated
                     Services Company; Trustee, Federated
                     Shareholder Services Company.

                    --
-------------------------------------------------------------- ------------
BETH S. BRODERICK    Vice President, Mutual Fund Services          $0
Federated Investors  Division, Federated Services Company.
Tower
Pittsburgh, PA
Birth date: August

2, 1965

VICE PRESIDENT AND
ASSISTANT TREASURER

-------------------------------------------------------------- ------------
C. TODD GIBSON       Corporate Counsel, Federated Investors,       $0
Federated Investors  Inc.; Assistant Vice President,
Tower                Federated Administrative Services.
Pittsburgh, PA
Birth date: May 17,
1967

SECRETARY

-------------------------------------------------------------- ------------
* THIS COMPENSATION REFLECTS PAYMENTS MADE TO THE TRUST'S TRUSTEES BY VISION
GROUP OF FUNDS, INC. (CORPORATION) IN THEIR CAPACITY AS DIRECTORS OF THE
CORPORATION. THE CORPORATION REORGANIZED INTO THE TRUST ON NOVEMBER 8, 2000.
(SEE "HOW ARE THE FUNDS ORGANIZED").

+  MR. CZARNECKI BECAME A MEMBER OF THE BOARD OF TRUSTEES ON OCTOBER 23, 2000. HE
DID NOT RECEIVE ANY FEES AS OF THE FISCAL YEAR END OF THE TRUST.
#  DENOTES A TRUSTEE WHO IS DEEMED TO BE AN INTERESTED PERSON AS DEFINED IN THE
1940 ACT.

As of June 2, 2000 the Funds' Board and Officers as a group owned less than 1%
of each Fund's outstanding Shares.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

SUB-ADVISERS

NEW YORK TAX-FREE MONEY MARKET FUND

The Adviser has delegated daily management of the NY Tax-Free Money Market Fund to the sub-adviser, Federated Investment Management Company (FIMCO). On June 21,
1999, Federated Investment Counseling (FIC) transferred its Sub-Advisory
Contract to its affiliate, Federated Investment Management Company. FIC served as sub-adviser since September 8, 1998.

For its services under the Sub-Advisory Agreement, FIMCO receives an allocable portion of the advisory fee the Adviser receives from the NY Tax-Free Money
Market Fund. The allocation is based on the amount of securities which FIMCO manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. FIMCO is paid by the Adviser as follows:

SUB-ADVISORY FEE  AVERAGE DAILY NET ASSETS OF THE FUND

---------------------------------------------------------
0.20%             on  the  first  $100  million  average
                  daily net assets;
---------------------------------------------------------
0.18%             on  the  next  $100  million   average
                  daily net assets; and
---------------------------------------------------------
0.15%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

MID CAP STOCK FUND

The  Adviser  has  delegated  daily  management  of the  Mid Cap  Stock  Fund to the sub-adviser, Independence Investment Associates, Inc. (IIA).

For its services under the Sub-Advisory Agreement, IIA receives an allocable portion of the advisory fee the Adviser receives from the Mid Cap Stock Fund.
The allocation is based on the amount of securities which IIA manages for the
Fund. This fee is paid by the Adviser out of the fees it receives and is not a
Fund expense. IIA is paid by the Adviser as follows:

SUB-ADVISORY FEE  AVERAGE DAILY NET ASSETS OF THE FUND

---------------------------------------------------------
0.40%             on assets up to $500 million
---------------------------------------------------------
0.35%             on assets in excess of $500 million
---------------------------------------------------------

LARGE CAP GROWTH FUND

The  Adviser  has  delegated  daily  management  of the Large Cap Growth Fund to the sub-adviser, Montag & Caldwell, Inc. (M&C).

For its services under the Sub-Advisory Agreement, M&C receives an allocable portion of the advisory fee the Adviser receives from the Large Cap Growth Fund.
The allocation is based on the amount of securities which M&C manages for the
Fund. This fee is paid by the Adviser out of the fees it receives and is not a
Fund expense. M&C is paid by the Adviser as follows:

SUB-ADVISORY FEE  AVERAGE DAILY NET ASSETS OF THE FUND

---------------------------------------------------------
0.50%             on  the  first  $50  million   average
                  daily net assets;
---------------------------------------------------------
0.40%             on the next $50 million  average daily
                  net assets; and
---------------------------------------------------------
0.30%             on  the  next  $100  million   average
                  daily net assets; and,
0.20%             on average  daily net assets over $200
                  million.
---------------------------------------------------------

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, subadvisers and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser and sub-advisers will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser and sub-advisers may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser and sub-advisers may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser and sub-advisers make decisions on portfolio transactions and select brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or sub-advisers in advising other accounts.
To the extent that receipt of these services may replace services for which the
Adviser, the sub-advisers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser, the sub-advisers and their affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

On  April  30,  2000,   the  Funds  owned   securities  of  the  following   regular
broker/dealers:  Morgan  Stanley Dean Witter & Company in the amount of  $49,500,000 and J.P. Morgan Securities, Inc. in the amount of $166,887.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

As of November 1, 2000, Federated Services Company (FSC) and M&T Bank serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. The administrative services are provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

MAXIMUM              AVERAGE  AGGREGATE  DAILY  NET  ASSETS OF
ADMINISTRATIVE FEE   THE VISION GROUP OF FUNDS

---------------------------------------------------------------
0.06%                on the first $2 billion
---------------------------------------------------------------
0.03%                on the next $3 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------

Fees Payable to M&T:
MAXIMUM              AVERAGE  AGGREGATE  DAILY  NET  ASSETS OF
ADMINISTRATIVE FEE   THE VISION GROUP OF FUNDS

---------------------------------------------------------------
0.04%                on the first $5 billion
---------------------------------------------------------------
0.015%               on assets in excess of $5 billion
---------------------------------------------------------------
FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, also serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Fund for these transfer agency services.

SERVICE ARRANGEMENTS PRIOR TO NOVEMBER 1, 2000

Prior to November 1, 2000, different servicing arrangements were in place for the Corporation. Federated Administrative Services (FAS) served as administrator for the Corporation, and provided the Funds with certain administrative personnel and services necessary to operate the Funds. FSC and its affiliate,
FSSC, served as transfer agent and fund accountant for the Corporation, and provided the Funds with certain financial, administrative, transfer agency and fund accounting services. FAS, FSC and FSSC are indirect wholly owned subsidiaries of Federated Investors, Inc. These services were provided for an aggregate annual fee as specified below:

MAXIMUM              AVERAGE  AGGREGATE  DAILY  NET  ASSETS OF
ADMINISTRATIVE FEE   THE VISION GROUP OF FUNDS, INC.

---------------------------------------------------------------
0.140 of 1%          on the first $1.4 billion
---------------------------------------------------------------
0.100 of 1%          on the next $750 million
---------------------------------------------------------------
0.070%               on assets in excess of $2.15 billion
---------------------------------------------------------------

Prior to December 1, 1997, FAS was paid an administrative fee by the Funds based on the following schedule: MAXIMUM AVERAGE AGGREGATE DAILY NET ASSETS OF
ADMINISTRATIVE THE VISION GROUP OF FUNDS, INC.

FEE

---------------------------------------------------------
0.150 of 1%       on the first $250 million
---------------------------------------------------------
0.125 of 1%       on the next $250 million
---------------------------------------------------------
0.100 of 1%       on the next $250 million
---------------------------------------------------------
0.075 of 1%       on assets in excess of $750 million
---------------------------------------------------------

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a network coordinated by State Street
Bank. Effective November 1, 2000, State Street Bank and Trust Company provides financial administration and fund accounting services the Funds for an aggregate annual fee of 0.045% of the Funds' average daily net assets.

INDEPENDENT AUDITORS

The independent auditors for the Fund, Ernst & Young LLP, plans and performs its audit so it may provide an opinion as to whether each Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

====================================================================================

-----------------------------------------------------------------------------------------
                  ADVISORY FEE PAID/           BROKERAGE           ADMINISTRATIVE FEE
                  ADVISORY FEE WAIVED      COMMISSIONS PAID              PAID/
                                                                   ADMINISTRATIVE FEE
                                                                          WAIVED

                                        -------------------------------------------------
                -------------------------------------------------------------------------
FUNDS             FOR THE FISCAL YEAR     FOR THE FISCAL YEAR     FOR THE FISCAL YEAR
                         ENDED                   ENDED                   ENDED
                       APRIL 30,               APRIL 30,               APRIL 30,
                -------------------------------------------------------------------------
                -------------------------------------------------------------------------
                 2000    1999    1998     2000    1999   1998     2000    1999   1998(B)
                -------------------------------------------------------------------------
----------------
TREASURY MONEY  $2,792,0$2,915,6$2,304,8$0       $0     $0      $711,804 $763,444$543,332
MARKET FUND     $446,722$466,502$379,597                        $0       $0      $27,570
----------------
-----------------------------------------------------------------------------------------
MONEY MARKET    $5,272,7$4,118,7$3,158,2$0       $0     $0      $1,344,79$1,080,9$735,499
FUND            $527,275$402,495$336,623                        $0       $0      $0
----------------
-----------------------------------------------------------------------------------------
NY TAX-FREE     $790,870$534,508$389,766$0       $0     $0      $201,503 $139,543$91,198
MONEY MARKET    $142,357$154,452$218,264                        $0       $0      $5,988
FUND                    $147,252(d)
-----------------------------------------------------------------------------------------
----------------
U.S.            $413,227$429,164$378,409$0       $0     $0      $75,305  $80,780 $64,007
GOVERNMENT      $29,516 $29,915 $45,997                         $0       $0      $571
SECURITIES FUND

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NY MUNICIPAL    $346,037$336,546$227,041$0       $0     $0      $63,066  $63,594 $52,701
INCOME FUND     $98,868 $93,773 $117,123                        $0       $0      $6,213
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
LARGE CAP       $267,746$290,500$83,847($121,218 $59,210$46,309($48,813  $54,167 $21,621
VALUE FUND      $0      $0      $53,453(a)                      $0       $0      $8,630
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
MID CAP STOCK   $719,262$739,869$968,660$414,353 $676,81$259,177$116,322 $138,723$160,835
FUND            $0      $0      $0                              $0       $0      $0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
LARGE CAP       $5,655  N/A     N/A     $6,091   N/A    N/A     $865     N/A     N/A
GROWTH FUND     $5,655  N/A     N/A              N/A    N/A     $865     N/A     N/A
-----------------------------------------------------------------------------------------
(a)For the period from September 26, 1997 (date of initial public investment)
   to April 30, 1998.

(b)Prior to December 1, 1997 FAS was paid on a different fee schedule for administrative services. See "Co-Administrators, Transfer Agent and Dividend
   Disbursing Agent" above. The aggregate administrative, transfer agency and fund accounting fees paid by the Funds for the period from December 1, 1997 to April 30, 1998 under the changed fee structure were $301,148; $367,315;
   $47,088; $33,699; $23,384; $78,952; $35,341 and $12,991, respectively. The fees paid by the Funds for the period from May 1, 1997 to November 30, 1997 under the prior fee structure were $242,184; $368,544; $44,110; $30,378;
   $29,317; $90,371; $30,516; and $8,630 (for the period from September 25, 1997
   (date of initial public investment) to November 30, 1997), respectively.

(c)For the period from September 26, 1997 (date of initial public investment)
   to April 30, 1998.

(d)The Adviser paid sub-advisory fees to Federated Investment Counseling in the amounts of $304,350 and $147,253, for the fiscal year ended April 30, 2000 and for the periods from September 8, 1998 to April 30, 1999.

--------------------------------------------------------------------
-------------- TREASURY MONEY   MONEY MARKET  U.S.       NY

FEES PAID FOR    MARKET FUND        FUND      GOVERNMENT MUNICIPAL
THE FISCAL                                    SECURITIES INCOME
YEAR ENDED                                       FUND       FUND

APRIL 30, 2000

               -----------------------------------------------------
               -----------------------------------------------------
               ------- CLASS S CLASS  CLASS S  CLASS A    CLASS A
               CLASS A           A
--------------------------------------------------------------------
-------------- $0      $58,833 $0     $79,772 $0         $0
12b-1 Fees
Paid

--------------------------------------------------------------------
-------------- $0      $0      $0     $0      $0         $0
Shareholder
Services Fees
Paid

--------------------------------------------------------------------

--------------------------------------------------------------------
----------------   LARGE CAP     MID CAP STOCK    LARGE CAP GROWTH

FEES PAID FOR      VALUE FUND         FUND              FUND

THE FISCAL YEAR

ENDED APRIL 30,

2000

                 ---------------------------------------------------
                 ---------------------------------------------------
                 ------ CLASS B CLASS A  CLASS B  CLASS A   CLASS
                 CLASS                                        B
                   A

--------------------------------------------------------------------
---------------- $0     $14     $0       $43     $0        $15
12b-1 Fees Paid

--------------------------------------------------------------------
---------------- $0     $5      $227,975 $14     $0        $5
Shareholder
Services Fees
Paid

--------------------------------------------------------------------

====================================================================================

HOW DO THE FUNDS MEASURE PERFORMANCE?

====================================================================================

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares of the Income and Equity Funds is calculated by dividing:
(i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional
Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of NY Tax-Free Money
Market Fund and NY Municipal Income Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD*

--------------------------------------------------------------------------------------
    FOR THE     TREASURY MONEY MARKET FUND       MONEY MARKET FUND       NY TAX-FREE
   FOLLOWING                                                                MONEY
 PERIODS ENDED                                                           MARKET FUND
APRIL 30, 2000

--------------------------------------------------------------------------------------
----------------
                   CLASS A       CLASS S       CLASS A       CLASS S       CLASS A
--------------------------------------------------------------------------------------
TOTAL RETURN

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
1 Year              4.71%         4.45%         4.95%         4.69%         2.97%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
5 Years             4.86%          N/A          5.02%          N/A          3.01%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
10 Year             4.62%          N/A          4.78%          N/A          2.91%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Start of             N/A        4.34%(a)         N/A         4.58%(b)        N/A
performance

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
YIELD

------------------------------              --------------               -------------
--------------------------------------------------------------------------------------
7-day period        5.11%         4.86%         5.45%         5.20%         3.90%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
EFFECTIVE YIELD

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
7-day period        5.24%         4.98%         5.59%         5.33%         3.98%
--------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
   FOR THE         U.S.     NY         LARGE CAP VALUE    MID CAP STOCK      LARGE CAP
  FOLLOWING     GOVERNMENT  MUNICIPAL       FUND              FUND*         GROWTH FUND
PERIODS ENDED   SECURITIES  INCOME
APRIL 30, 2000     FUND       FUND

-------------------------------------------------------------------------------------------
                 CLASS A CLASS A CLASS A CLASS B CLASS A CLASS B CLASS A CLASS B

-------------------------------------------------------------------------------------------
TOTAL RETURN

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
1 Year           (3.46%)     (7.13%)  (11.29%)   N/A     13.31%    N/A      N/A     N/A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
5 Years           5.18%       4.14%     N/A      N/A     15.84%    N/A      N/A     N/A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Start of         3.92%(c)   3.79%(d)  4.20%(e) (3.36%)  7.12%(g)  3.54%   5.10%(i)(7.85%)
performance                                      (f)               (h)              (j)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
YIELD

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
30-day period     6.39%       4.86%    1.07%      --       --       --     1.11%     --
-------------------------------------------------------------------------------------------
 Start of performance dates are as follows: (a) June 8, 1998; (b) June 8, 1998;
(c) September 22, 1993; (d) September 22, 1993; (e) September 26, 1997; (f)
December 10, 1999; (g) November 29, 1993; (h) March 15, 2000; (i) March 20,
2000; (j) April 6, 2000.

* Vision Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both Vision Growth and Income Fund and Vision Capital Appreciation Fund
(the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, the Mid Cap Stock Fund had to become an
"accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired
Funds, and the fact that Mid Cap Stock Fund's sub-adviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the financial and performance information presented for the Mid Cap Stock Fund in reality reflects the historical operations of Vision Growth and Income Fund in all periods prior to October 15, 1999. This past performance is not predictive of future performance of the Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the NY Tax-Free Money
Market Fund and NY Municipal Income Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the
Funds' income may be subject to the federal alternative minimum tax and state and/or local taxes. The tax-equivalent yield for the NY Tax-Free Money Market
Fund for the 7-day period ended April 30, 2000 was 7.28%. The tax-equivalent yield for the NY Municipal Income Fund for the 30-day period ended April 30,
2000 was 9.51%.

TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 2000 - STATE OF NEW YORK

TAX BRACKET:

     FEDERAL               15.00%      28.00%      31.00%       36.00%    39.60%

COMBINED FEDERAL AND STATE21.850%     34.850%     37.850%      42.850%   46.450%
---------------------------------------------------------------------------------
Joint Return              $1-43,85$43,851-105,$105,951-161,$161,451-288Over
-----------------------------------------------------------          --  288,350
                                                                       ---------

Single Return             $1-26,25$26,251-63,5$63,551-132,6$132,601-288Over
--------------------------------- ----------- -----------            --  288,350
                                                                       ---------

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

1.00%                       1.28%       1.53%       1.61%       1.75%      1.87%
1.50%                       1.92%       2.30%       2.41%       2.62%      2.80%
2.00%                       2.56%       3.07%       3.22%       3.50%      3.73%
2.50%                       3.20%       3.84%       4.02%       4.37%      4.67%
3.00%                       3.84%       4.60%       4.83%       5.25%      5.60%
3.50%                       4.48%       5.37%       5.63%       6.12%      6.54%
4.00%                       5.12%       6.14%       6.44%       7.00%      7.47%
4.50%                       5.76%       6.91%       7.24%       7.87%      8.40%
5.00%                       6.40%       7.67%       8.05%       8.75%      9.34%
5.50%                       7.04%       8.44%       8.85%       9.62%     10.27%
6.00%                       7.68%       9.21%       9.65%      10.50%     11.20%
6.50%                       8.32%       9.98%      10.46%      11.37%     12.14%
7.00%                       8.96%      10.74%      11.26%      12.255     13.07%
7.50%                       9.60%      11.51%      12.07%      13.12%     14.01%
8.00%                      10.24%      12.28%      12.87%      14.00%     14.94%
8.50%                      10.88%      13.05%      13.685      14.87%     15.87%
9.00%                      11.52%      13.81%      14.48%      15.75%     16.81%
NOTE:  THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
TAXABLE YIELD EQUIVALENT.   FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON
COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.
------------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

|     references   to  ratings,   rankings,   and  financial   publications   and/or
   performance comparisons of Shares to certain indices;

|  charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

|  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

|     information   about  the  mutual  fund  industry  from  sources  such  as  the
   Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

|     LIPPER  ANALYTICAL  SERVICES,  INC. ranks funds in various fund  categories by making  comparative  calculations  using total return.  Total return  assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into account any change in net asset value over a specific  period of time.  From time to time,  the  Government  Fund and the NY Municipal  Income Fund will quote their Lipper  rankings in the "General U.S.  Government  Funds" and the "New York
   Municipal  Bond  Funds"  categories,   respectively,  in  advertising  and  sales
   literature. (All Funds)

|     DOW JONES  INDUSTRIAL  AVERAGE  ("DJIA")  represents  share prices of selected blue chip  industrial  corporations.  The DJIA  indicates  daily  changes  in the average  price of stock of these  corporations.  Because  it  represents  the top corporations of America,  the DJIA index is a leading economic  indicator for the stock market as a whole. (Equity Funds)

|     LEHMAN BROTHERS  GOVERNMENT (LT) INDEX is an index composed of bonds issued by the U.S.  government or its agencies  which have at least $1 million  outstanding in principal and which have maturities of ten years or longer.  Index figures are total return figures calculated monthly. (Government Fund)

|     LEHMAN   BROTHERS   GOVERNMENT/CORPORATE   TOTAL   INDEX   is   comprised   of
   approximately  5,000 issues which include  non-convertible  bonds publicly issued by the U.S.  government or its agencies;  corporate bonds  guaranteed by the U.S.
   government  and  quasi-federal  corporations;  and publicly  issued,  fixed-rate, non-convertible  domestic bonds of companies in industry,  public utilities,  and finance.  Tracked by Lehman  Brothers,  the index has an average maturity of nine years. It calculates  total returns for one month,  three months,  twelve months, and ten year periods, and year-to-date. (Government Fund)

|     LEHMAN  BROTHERS  AGGREGATE BOND INDEX is a total return index  measuring both the capital  price  changes and income  provided  by the  underlying  universe of securities,  weighted by market value  outstanding.  The Aggregate  Bond Index is comprised of the Lehman  Brothers  Government  Bond Index,  Corporate Bond Index,
   Mortgage-Backed  Securities  Index  and the  Yankee  Bond  Index.  These  indices include:  U.S.  Treasury  obligations,  including  bonds and notes;  U.S.  agency obligations,  including  those of the Farm Credit System,  including the National
   Bank for  Cooperatives  and Banks for  Cooperatives;  foreign  obligations,  U.S.
   investment-grade  corporate debt and mortgage-backed  obligations.  All corporate debt included in the Aggregate  Bond Index has a minimum  rating of BBB by S&P or
   Fitch, or a minimum rating of Baa by Moody's. (Government Fund)

|     MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S.
   government or any agency thereof.  These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's
   Investors Service, Inc.  Only notes and bonds with a minimum maturity of one year are included. (Government Fund)

|     AMEX  MARKET  less  than $10  million  at the  start  and at the  close of the performance measurement period.  Corporate instruments must be rated by S&P or by
   Moody's as investment grade issues (i.e., BBB/Baa or better). (Government Fund)

|  MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the
   Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by
   S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).
   (Government Fund)

|     SALOMON   BROTHERS  AAA-AA   CORPORATE  INDEX   calculates  total  returns  of
   approximately 775 issues which include  long-term,  high grade domestic corporate taxable  bonds,  rated  AAA-AA  with  maturities  of  twelve  years  or more  and companies in industry, public utilities, and finance. (Government Fund)

|     SALOMON  BROTHERS  LONG-TERM  HIGH GRADE  CORPORATE BOND INDEX is an unmanaged index of long-term high grade  corporate bonds issued by U.S.  corporations  with maturities ranging from 10 to 20 years. (Government Fund)

|     LEHMAN BROTHERS INTERMEDIATE  GOVERNMENT/CORPORATE  BOND INDEX is an unmanaged
   index   comprised   of   all   the   bonds   issued   by  the   Lehman   Brothers
   Government/Corporate  Bond Index with maturities  between 1 and 9.99 years. Total return is based on price  appreciation/depreciation and income as a percentage of
   the   original   investment.   Indices   are   rebalanced   monthly   by   market
   capitalization. (Government Fund)

|     THE SALOMON  BROTHERS  TOTAL  RATE-OF-RETURN  INDEX for mortgage  pass-through securities  reflects the entire mortgage  pass-through  market and reflects their special  characteristics.  The index  represents data aggregated by mortgage pool and coupon  within a given sector.  A  market-weighted  portfolio is  constructed considering all newly created pools and coupons. (Government Fund)

|     THE MERRILL  LYNCH  TAXABLE  BOND  INDICES  include  U.S.  Treasury and agency issues  and were  designed  to keep pace  with  structural  changes  in the fixed income  market.  The  performance  indicators  capture  all rating  changes,  new issues, and any structural changes of the entire market. (Government Fund)

|     LEHMAN  BROTHERS  GOVERNMENT  INDEX is an  unmanaged  index  comprised  of all publicly issued,  non-convertible  domestic debt of the U.S.  government,  or any
   agency  thereof,   or  any  quasi-federal   corporation  and  of  corporate  debt
   guaranteed  by  the  U.S.  government.  Only  notes  and  bonds  with  a  minimum outstanding  principal  of $1  million  and a  minimum  maturity  of one year are included. (Government Fund)

|  STANDARD & POOR'S DAILY STOCK PRICE INDICES of 500 And 400 Common Stocks are
   composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard
   & Poor's figures.

   (Equity Funds)

|  STANDARD & POOR'S MID CAP 400 INDEX is an unmanaged capitalization weighted index that measures the performance of the mid-range of the U.S. stock market.

   (Mid Cap Stock Fund)

|     STANDARD & POOR'S  500/BARRA  VALUE INDEX is a market  capitalization-weighted index of the stocks in the  Standard & Poor's 500 Index  having the highest  book to price ratios.  The index  consists of  approximately  half of the S&P 500 on a market capitalization basis. (Large Cap Value Fund)

|     RUSSELL 1000 GROWTH INDEX  consists of those  Russell 1000  securities  with a greater-than-average  growth  orientation.  Securities  in  this  index  tend  to exhibit higher  price-to-book and  price-earnings  ratios,  lower dividend yields and higher forecasted growth values. (Mid Cap Stock Fund)

|     RUSSELL 2000 SMALL STOCK INDEX is a broadly  diversified  index  consisting of approximately  2,000  small  capitalization  common  stocks  that  can be used to compare to the total returns of funds whose portfolios are invested  primarily in small capitalization common stocks. (Mid Cap Stock Fund)

|     RUSSELL MID CAP VALUE  INDEX  measures  the  performance  of the 800  smallest companies in the Russell 1000 Index,  which represents  approximately  35% of the market capitalization of the Russell 1000 Index. (Mid Cap Stock Fund)

|     WILSHIRE 5000 EQUITY INDEX consists of nearly 5,000 common equity  securities, covering all stocks in the U.S. for which daily pricing is available,  and can be used to  compare to the total  returns of funds  whose  portfolios  are  invested primarily in common stocks. (Mid Cap Stock Fund)

|     CONSUMER  PRICE INDEX is generally  considered  to be a measure of  inflation.
   (All Funds)

|     NEW YORK STOCK  EXCHANGE  COMPOSITE  INDEX is a market  value  weighted  index which  relates all NYSE stocks to an  aggregate  market  value as of December 31,
   1965, adjusted for capitalization changes. (Equity Funds)

|     VALUE LINE  COMPOSITE  INDEX  consists of  approximately  1,700 common  equity securities.  It is based on a geometric  average of relative price changes of the component stocks and does not include income. (Equity Funds)

|     NASDAQ  OVER-THE-COUNTER  COMPOSITE  INDEX covers 4,500 stocks traded over the counter.  It represents  many small company  stocks but is heavily  influenced by about 100 of the largest NASDAQ stocks.  It is a value-weighted  index calculated on price change only and does not include income. (Mid Cap Stock Fund)

|  LEHMAN BROTHERS NEW YORK TAX-EXEMPT INDEX is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds.

   (NY Municipal Income Fund)

|     LEHMAN  BROTHERS STATE GENERAL  OBLIGATION BOND INDEX is an index comprised of all state obligation debt issues. (NY Municipal Income Fund)

|  SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

|  BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the
   Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas.
   Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used.
   Rates are subject to change at any time specified by the institution.

|  DONOGHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its MONEY MARKET INSIGHT publication reports monthly and year-to-date investment results for the same money funds.

|     MORNINGSTAR,  INC., an  independent  rating  service,  is the publisher of the
   bi-weekly  MUTUAL  FUND  VALUES.   MUTUAL  FUND  VALUES  rates  more  than  l,000
   NASDAQ-listed  mutual  funds  of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective  for two weeks. (All Funds)

From time to time, the Money Market Funds will quote their Lipper rankings in the "money market instrument funds" category in advertising and sales literature. Investors may use such a reporting service in addition to the Funds'
prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and
Treasury bills, and to money market funds using the Lipper Analytical Services money market instruments average. Unlike federally insured bank products, the
Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable net asset value, the net asset value of the Income and Equity
Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available according to the Investment Company Institute.

FINANCIAL INFORMATION

====================================================================================

As noted earlier, the Trust was organized to acquire the assets and liabilities of the Corporation. On November 8, 2000, the Trust adopted the registration statement of the Corporation. Accordingly, the Financial Statements for the
Funds, as portfolios of the Corporation, for the fiscal year ended April 30,
2000 are incorporated by reference to the Annual Reports to Shareholders of the
Corporation dated April 30, 2000. Vision Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both Vision Growth and Income Fund and
Vision Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, the Mid Cap Stock
Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's sub-adviser never managed, or provided any investment advice to, the Acquired
Funds. Accordingly, the financial and performance information presented for the
Mid Cap Stock Fund in reality reflects the historical operations of Vision
Growth and Income Fund in all periods prior to October 15, 1999. This past performance is not predictive of future performance of the Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.

INVESTMENT RATINGS

====================================================================================

STANDARD AND POOR'S

LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-
rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS S&P
assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics.
Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

MOODY'S INVESTORS SERVICE, INC.

LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

COMMERCIAL PAPER RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

FITCH IBCA, INC./FITCH INVESTORS SERVICE, L.P.

LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

LONG-TERM DEBT RATINGS

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

OTHER CONSIDERATIONS

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii)
evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii)
recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii)
the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDRESSES

====================================================================================

VISION TREASURY MONEY MARKET FUND

Class A Shares and Class S Shares

VISION MONEY MARKET FUND

Class A Shares and Class S Shares

VISION NEW YORK TAX-FREE MONEY MARKET FUND

Class A Shares

VISION U.S. GOVERNMENT SECURITIES FUND

Class A Shares

VISION NEW YORK MUNICIPAL INCOME FUND

Class A Shares

VISION LARGE CAP VALUE FUND
(formerly Vision Equity Income Fund)
Class A Shares and Class B Shares

VISION MID CAP STOCK FUND

Class A Shares and Class B Shares

VISION LARGE CAP GROWTH FUND

Class A Shares and Class B Shares

VISION LARGE CAP CORE FUND

Class A Shares and Class B Shares

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER AND CO-ADMINISTRATOR

Manufacturers and Traders Trust Company
One M&T Plaza

Buffalo, NY 14203

SUB-ADVISER TO VISION NEW YORK TAX-FREE MONEY MARKET FUND

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

SUB-ADVISER TO VISION MID CAP STOCK FUND
Independence Investment Associates, Inc.
53 State Street

Boston, MA 02109

SUB-ADVISER TO VISION LARGE CAP GROWTH FUND
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

CO-ADMINISTRATOR

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

CUSTODIAN AND FUND ACCOUNTANT

State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072